UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22959

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2017 - April 30, 2018

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

April 30, 2018

1290 Funds

Semi-Annual Report

April 30, 2018

Market Overview for the Six Months Ended April 30, 2018

Around the world, countries in the past six months generally began to slow down stimulus strategies and prepared to revert to a more “normal” economic environment. The U.S. Federal Reserve raised interest rates in December and again in March, while forecasting further hikes into 2018. The Chinese government also tightened monetary policy and the European Central Bank announced it would begin to moderate its quantitative easing program, designed to stimulate the European bloc’s economy. Toward the end of the period market volatility generally increased, driven by mixed signals in terms of economic growth, rising inflation and yields prospects — and geopolitical uncertainty.

In the bond market, investors began to discount the prospect of higher inflation and higher nominal economic growth, pushing bond yields higher. For instance, the yield on the 10-year U.S. Treasury started the six-month period at 2.37% (shortly after reaching a low-close of 2.01% in early September), but by the end of January 2018 had closed above 2.7%. As the six-month period came to a close, the 10-year yield breached the 3.0% level for the first time since 2013. In other credit-related markets, the U.S. high-yield market stalled early in 2018 and ended down marginally for the sixth-month period. While the macroeconomic fundamentals were generally positive, returns for the period were hurt by volatility in the equity markets and investor concern over the path of interest rates. Flows into the high yield market were also negative for the six-month period ended April 30, 2018. In the U.S. convertible security market, continued strength in the equity market drove modest gains, despite credit and interest-rate headwinds.

For the U.S. equity markets, the six-month period ended April 30, 2018 can be divided into two periods. For the first half, the dominant characteristic was historically low volatility coupled with a steady series of all-time highs for the S&P 500® Index. January 2018 marked the fifteenth month in a row of positive returns for the S&P 500® Index. At the same time, market volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index (VIX Index), remained low through early January, with the VIX Index remaining at or near historical lows. The VIX Index is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices.

The optimism implied by those levels faltered in early February 2018, however, amid increasing worries about rising interest rates and aggressive trade rhetoric out of Washington, which caused an increase in market volatility. The S&P 500® Index fell over the course of six trading days in February, and remained off its highs through the end of the reporting period. Most U.S. equity indexes retreated from their peaks but still managed to post positive gains for the period, as fundamentals for U.S. companies remained unusually strong. At the end of April 2018 consensus estimates (per FactSet) for calendar year 2018 called for double-digit earnings growth and strong revenue growth in the year ahead.

The international equity markets also performed strongly until the end of January, then saw a sharp market correction and a spike in volatility after February. While markets generally regained some of the lost ground, share price performance remained choppy and largely range bound until the end of the period.

Source: AXA Equitable Funds Management Group, LLC, doing business as 1290 Asset Managers®. As of 4/30/18.

This information is provided for informational purposes only and is not intended to provide specific advice or recommendations for any individual investor.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. No investment is risk-free. Bond investments are subject to interest rate risk so that when interest rates rise, the prices of bonds can decrease and the investor can lose principal value. High yield bonds are subject to a high degree of credit and market risk. International securities carry additional risks including currency exchange fluctuation and different government regulations, economic conditions or accounting standards. Smaller company stocks involve a greater risk than is customarily associated with more established companies. Index performance is referenced for illustrative purposes only. You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change. Please see the Schedule of Investments for a complete list of Fund holdings.

NOTES ON PERFORMANCE

Total Returns

Performance of the 1290 Funds as shown on the following pages compares each Fund’s performance to that of a broad-based securities index and, with respect to certain Funds, customized composite benchmarks. Each Fund’s rates of return are net of investment advisory fees and expenses of the Fund. Each Fund has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Fund will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Benchmarks

60% S&P 500® Index/40% Bloomberg Barclays U.S. Aggregate Bond Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the S&P 500® Index at a weighting of 60% and the Bloomberg Barclays U.S. Aggregate Bond Index at a weighting of 40%.

Bloomberg Barclays U.S. Aggregate Bond Index covers the U.S. dollar denominated investment-grade, fixed-rate, taxable bond market of securities. The index includes bonds from the Treasury, government-related and corporate securities, agency fixed rate and hybrid adjustable mortgage pass through securities, asset-backed securities and commercial mortgage-backed securities.

CBOE Volatility Index® (VIX® Index) is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices.

ICE BofAML 3-Month U.S. Treasury Bill Index measures the returns of negotiable debt obligations issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

ICE BofAML U.S. Convertibles Index consists of U.S. dollar denominated investment grade and non-investment grade convertible securities sold into the U.S. market and publicly traded in the United States. The index constituents are market value weighted based on the convertible securities prices and outstanding shares, and the underlying index is rebalanced daily.

ICE BofAML U.S. High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million. It is capitalization-weighted.

ICE BofAML USD 3-Month Deposit Offered Rate Constant Maturity Index tracks the performance of a synthetic asset paying the London interbank offered rate (LIBOR) to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Morgan Stanley Capital International (MSCI) ACWI (Net) Index (“MSCI ACWI (Net) Index”) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed markets and 24 emerging markets. The index covers approximately 85% of the global investment opportunities.

Morgan Stanley Capital International (MSCI) ACWI Minimum Volatility (Net) Index (“MSCI ACWI Minimum Volatility (Net) Index”) aims to reflect the performance characteristics of a minimum variance strategy applied to large and mid cap equities across 23 developed markets and 23 emerging markets countries. The index is calculated by optimizing the MSCI ACWI Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints). Historically, the index has shown lower beta and volatility characteristics relative to the MSCI ACWI Index.

Morgan Stanley Capital International (MSCI) World (Net) Index (“MSCI World (Net) Index”) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.

Russell 2500™ Value Index measures the performance of those Russell 2500TM Index companies with lower price-to-book ratios and lower forecasted growth values. It is market-capitalization weighted.

Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) is a weighted index of common stocks of 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

The Standard & Poor’s Target Date Index Series (each, an “S&P Target Date Index”) comprises eleven multi-asset class indices, each corresponding to a particular target retirement date. The asset allocation for each index in the series is determined once a year through survey of large fund management companies that offer target date products. Each index is fully investable, with varying levels of exposure to equities, fixed income and commodities.

Glossary

Derivative is a financial instrument with a price that is dependent upon or derived from one or more underlying assets.

Diversified spread is the sale of multiple, diversified futures contracts and the purchase of other multiple, diversified offsetting futures contracts. A spread tracks the difference between a long and short position.

Long position is the buying of a security or financial instrument such as a stock, commodity or currency with the expectation the asset will rise in value.

Mortgage backed security (MBS) is a type of asset-backed security that is secured by a mortgage or collection of mortgages.

NOTES ON PERFORMANCE

Quantitative easing is the introduction of new money into the money supply by a central bank.

Shiller Barclays Cyclically Adjusted Price-to-Earnings (CAPE) Total Return Index aims to identify undervalued sectors in the large-cap equity market based on a modified CAPE® ratio, which is designed to assess longer term equity valuations by using an inflation adjusted earnings horizon.

Smart beta defines a set of investment strategies that emphasize the use of alternative index construction rules to traditional market capitalization based indices.

Swap is a derivative contract through which two parties exchange financial instruments.

1290 CONVERTIBLE SECURITIES FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISER

➢	Palisade Capital Management, L.L.C.

PERFORMANCE RESULTS

Total Returns as of 4/30/18
		6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	0.74%	7.37%	5.12%
	with Sales Charge (a)	(3.76)	2.50	3.42
Fund – Class I Shares*		0.86	7.64	5.38
Fund – Class R Shares*		0.61	7.10	4.85
ICE BofAML U.S. Convertibles Index		2.11	9.14	6.85
* Date of inception 7/6/15. (a) A 4.50% front-end sales charge was deducted. Returns for periods less than one year are not annualized Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — Palisade Capital Management, L.L.C

U.S. equity markets started the six-month period ended April 30, 2018 on a strong note as positive economic data and passage of the Tax Cut and Jobs Act legislation helped drive the major indexes to record highs. Weighing against this optimism were increasing worries about rising interest rates and aggressive trade rhetoric out of Washington, which caused an increase in market volatility. Major U.S. equity indexes retreated from their peaks but still managed to post positive gains for the period. The U.S. High Yield market stalled early in the year and ended down marginally for the period. Treasury markets also moved lower as interest rates finished near multi-year highs. U.S. convertibles produced modest gains as equity appreciation overcame credit and interest rate headwinds.

Fund Highlights

The Fund trailed the broader convertible market over the past six months. Positioning in technology and energy helped performance as they benefited from the positive economic backdrop. Offsetting this was weaker performance in the consumer discretionary sector and media subsector.

What helped performance during the six-month period ended April 30, 2018:

•

An overweight to the outperforming technology sector and the Fund’s securities within the sector posted strong returns. Notably, the Fund generated double-digit returns from Salesforce.com, Inc. and Palo Alto Networks, Inc. (Zero Coupon).

•	Underweights to the relatively weak real estate investment trust (REITs) industry within the financials sector and the media subsector also added relative value.

•	Elsewhere, the Fund had good results in the energy and transportation sectors, led by WPX Energy Inc. Mandatory Convertible and Echo Global Logistics, Inc., respectively.

What hurt performance during the six-month period ended April 30, 2018:

•

Offsetting the outperformance was an overweight and unfavorable security selection in the underperforming healthcare sector, held back by disappointing returns from Dermira, Inc. and Clovis Oncology, Inc.

•	A disappointing return from Belden Inc. held back results in the industrials sector and the Fund was also hindered by an overweight to the underperforming sector.

•	The Fund was also hampered by unfavorable security selection in the consumer discretionary sector, where Caesars Entertainment Corporation posted a weak return.

Sector Weightings as of April 30, 2018	% of Net Assets
Information Technology	38.6%
Health Care	19.8
Financials	11.1
Consumer Discretionary	10.2
Industrials	8.1
Energy	5.2
Materials	2.2
Real Estate	1.8
Consumer Staples	0.6
Utilities	0.6
Telecommunication Services	0.1
Cash and Other	1.7

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing

1290 CONVERTIBLE SECURITIES FUND (Unaudited)

costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period* 11/1/17 - 4/30/18
Class A
Actual	$1,000.00	$1,007.39	$6.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51
Class I
Actual	1,000.00	1,008.61	5.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class R
Actual	1,000.00	1,006.11	7.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.11	7.75

*  Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 1.30%, 1.05% and 1.55%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Convertible Bonds (80.4%)
Consumer Discretionary (10.2%)
Automobiles (1.0%)
Tesla, Inc.
2.375%, 3/15/22	$209,000	$229,967

Hotels, Restaurants & Leisure (1.3%)
Caesars Entertainment Corp.
5.000%, 10/1/24	177,000	310,423

Internet & Direct Marketing Retail (4.0%)
Booking Holdings, Inc.
0.350%, 6/15/20	418,000	698,871
Ctrip.com International Ltd.
1.250%, 9/15/22	45,000	45,402
IAC FinanceCo, Inc.
0.875%, 10/1/22§	69,000	84,492
Liberty Expedia Holdings, Inc.
1.000%, 6/30/47§	102,000	99,769

		928,534

Media (3.9%)
DISH Network Corp.
3.375%, 8/15/26	520,000	471,911
Liberty Interactive LLC
1.750%, 9/30/46§	177,000	185,142
Liberty Media Corp.
1.000%, 1/30/23	71,000	73,738
1.375%, 10/15/23	90,000	103,239
Live Nation Entertainment, Inc.
2.500%, 5/15/19	56,000	67,224

		901,254

Total Consumer Discretionary		2,370,178

Energy (4.1%)
Energy Equipment & Services (1.8%)
Ensco Jersey Finance Ltd.
3.000%, 1/31/24	61,000	51,712
Nabors Industries, Inc.
0.750%, 1/15/24	119,000	92,969
Oil States International, Inc.
1.500%, 2/15/23§	73,000	80,847
SEACOR Holdings, Inc.
3.000%, 11/15/28	57,000	55,292
Weatherford International Ltd.
5.875%, 7/1/21	147,000	139,686

		420,506

Oil, Gas & Consumable Fuels (2.3%)
Cheniere Energy, Inc.
4.250%, 3/15/45	120,000	93,581
Chesapeake Energy Corp.
5.500%, 9/15/26	139,000	121,430
PDC Energy, Inc.
1.125%, 9/15/21	159,000	159,143
SM Energy Co.
1.500%, 7/1/21	156,000	159,568

		533,722

Total Energy		954,228

Financials (3.1%)
Capital Markets (0.2%)
New Mountain Finance Corp.
5.000%, 6/15/19	31,000	31,608

Consumer Finance (0.6%)
Encore Capital Group, Inc.
3.250%, 3/15/22	30,000	34,515
PRA Group, Inc.
3.500%, 6/1/23§	99,000	102,848

		137,363

Insurance (1.2%)
Fidelity National Financial, Inc.
4.250%, 8/15/18	100,000	285,630

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Blackstone Mortgage Trust, Inc. (REIT)
4.375%, 5/5/22	66,000	64,521
Western Asset Mortgage Capital Corp. (REIT)
6.750%, 10/1/22	60,000	59,773

		124,294

Thrifts & Mortgage Finance (0.6%)
LendingTree, Inc.
0.625%, 6/1/22§	106,000	138,735

Total Financials		717,630

Health Care (15.6%)
Biotechnology (7.2%)
Acorda Therapeutics, Inc.
1.750%, 6/15/21	65,000	58,889
Alder Biopharmaceuticals, Inc.
2.500%, 2/1/25	115,000	113,206
AMAG Pharmaceuticals, Inc.
3.250%, 6/1/22	50,000	52,438
BioMarin Pharmaceutical, Inc.
0.750%, 10/15/18	85,000	87,335
1.500%, 10/15/20	181,000	203,162
Clovis Oncology, Inc.
2.500%, 9/15/21	83,000	89,392
1.250%, 5/1/25	10,000	9,008
Exact Sciences Corp.
1.000%, 1/15/25	218,000	212,005
Flexion Therapeutics, Inc.
3.375%, 5/1/24§	144,000	176,174
Incyte Corp.
1.250%, 11/15/20	75,000	98,260
Insmed, Inc.
1.750%, 1/15/25	114,000	106,280
Intercept Pharmaceuticals, Inc.
3.250%, 7/1/23	29,000	23,748
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	128,000	127,695
Neurocrine Biosciences, Inc.
2.250%, 5/15/24§	65,000	84,045
Radius Health, Inc.
3.000%, 9/1/24	60,000	56,112
Sarepta Therapeutics, Inc.
1.500%, 11/15/24§	93,000	119,137

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

TESARO, Inc.
3.000%, 10/1/21	$40,000	$65,439

		1,682,325

Health Care Equipment & Supplies (1.8%)
DexCom, Inc.
0.750%, 5/15/22§	60,000	61,380
Nevro Corp.
1.750%, 6/1/21	62,000	72,325
NuVasive, Inc.
2.250%, 3/15/21	137,000	150,786
Wright Medical Group NV
2.250%, 11/15/21	62,000	70,060
Wright Medical Group, Inc.
2.000%, 2/15/20	58,000	58,290

		412,841

Health Care Providers & Services (1.5%)
Anthem, Inc.
2.750%, 10/15/42	18,000	58,241
Molina Healthcare, Inc.
1.125%, 1/15/20	120,000	249,976
1.625%, 8/15/44	26,000	37,388

		345,605

Health Care Technology (0.8%)
Allscripts Healthcare Solutions, Inc.
1.250%, 7/1/20	105,000	104,212
Evolent Health, Inc.
2.000%, 12/1/21	22,000	22,880
Teladoc, Inc.
3.000%, 12/15/22§	60,000	74,021

		201,113

Pharmaceuticals (4.3%)
Depomed, Inc.
2.500%, 9/1/21	85,000	68,559
Dermira, Inc.
3.000%, 5/15/22§	207,000	166,738
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	125,000	112,478
Innoviva, Inc.
2.125%, 1/15/23	136,000	136,620
Jazz Investments I Ltd.
1.875%, 8/15/21	120,000	125,181
1.500%, 8/15/24§	59,000	58,199
Medicines Co. (The)
2.500%, 1/15/22	131,000	143,635
Pacira Pharmaceuticals, Inc.
2.375%, 4/1/22	131,000	123,057
Paratek Pharmaceuticals, Inc.
4.750%, 5/1/24 (b)§	61,000	60,657

		995,124

Total Health Care		3,637,008

Industrials (7.2%)
Aerospace & Defense (0.3%)
Aerojet Rocketdyne Holdings, Inc.
2.250%, 12/15/23	61,000	77,153

Air Freight & Logistics (0.6%)
Echo Global Logistics, Inc.
2.500%, 5/1/20	139,000	141,298

Building Products (0.7%)
Patrick Industries, Inc.
1.000%, 2/1/23 (b)§	182,000	174,546

Commercial Services & Supplies (0.3%)
Team, Inc.
5.000%, 8/1/23§	57,000	61,435

Construction & Engineering (1.6%)
Dycom Industries, Inc.
0.750%, 9/15/21	179,000	220,060
Tutor Perini Corp.
2.875%, 6/15/21	143,000	147,064

		367,124

Machinery (2.3%)
Chart Industries, Inc.
1.000%, 11/15/24§	155,000	178,790
Greenbrier Cos., Inc. (The)
2.875%, 2/1/24	170,000	183,028
Meritor, Inc.
3.250%, 10/15/37§	60,000	59,577
Navistar International Corp.
4.750%, 4/15/19	121,000	124,299

		545,694

Professional Services (0.4%)
Huron Consulting Group, Inc.
1.250%, 10/1/19	95,000	89,246

Transportation Infrastructure (1.0%)
Macquarie Infrastructure Corp.
2.875%, 7/15/19	60,000	59,550
2.000%, 10/1/23	191,000	171,211

		230,761

Total Industrials		1,687,257

Information Technology (37.5%)
Communications Equipment (3.2%)
Ciena Corp.
3.750%, 10/15/18	150,000	195,881
4.000%, 12/15/20	44,000	61,687
Finisar Corp.
0.500%, 12/15/36	81,000	72,894
Lumentum Holdings, Inc.
0.250%, 3/15/24	151,000	167,837
Palo Alto Networks, Inc.
(Zero Coupon), 7/1/19	145,000	253,874

		752,173

Electronic Equipment, Instruments & Components (1.0%)
TTM Technologies, Inc.
1.750%, 12/15/20	105,000	161,224
Vishay Intertechnology, Inc.
2.250%, 11/15/40	50,000	70,235

		231,459

Internet Software & Services (4.1%)
Akamai Technologies, Inc.
(Zero Coupon), 2/15/19	61,000	62,250

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Altaba, Inc.
(Zero Coupon), 12/1/18	$67,000	$88,371
Cornerstone OnDemand, Inc.
1.500%, 7/1/18	150,000	149,700
Coupa Software, Inc.
0.375%, 1/15/23§	47,000	57,215
Nutanix, Inc.
(Zero Coupon), 1/15/23§	93,000	114,892
Okta, Inc.
0.250%, 2/15/23§	90,000	102,962
Pandora Media, Inc.
1.750%, 12/1/20	110,000	101,191
Q2 Holdings, Inc.
0.750%, 2/15/23§	75,000	79,650
Twitter, Inc.
0.250%, 9/15/19	125,000	119,637
Weibo Corp.
1.250%, 11/15/22§	61,000	69,070

		944,938

IT Services (0.6%)
Cardtronics, Inc.
1.000%, 12/1/20	41,000	38,438
CSG Systems International, Inc.
4.250%, 3/15/36	89,000	95,497

		133,935

Semiconductors & Semiconductor Equipment (18.4%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	83,000	128,801
Cypress Semiconductor Corp.
4.500%, 1/15/22	96,000	123,375
Inphi Corp.
1.125%, 12/1/20	87,000	89,066
0.750%, 9/1/21	15,000	13,799
Integrated Device Technology, Inc.
0.875%, 11/15/22	150,000	161,895
Intel Corp.
3.250%, 8/1/39	272,000	675,689
Microchip Technology, Inc.
1.625%, 2/15/25	259,000	421,314
1.625%, 2/15/27	485,000	545,770
Micron Technology, Inc.
Series F 2.125%, 2/15/33	47,000	197,184
Series G 3.000%, 11/15/43	444,000	702,882
Novellus Systems, Inc.
2.625%, 5/15/41	94,000	519,096
NVIDIA Corp.
1.000%, 12/1/18	9,000	100,468
ON Semiconductor Corp.
1.000%, 12/1/20	120,000	158,684
Rambus, Inc.
1.375%, 2/1/23§	91,000	90,363
SunPower Corp.
0.750%, 6/1/18	56,000	55,513
4.000%, 1/15/23	30,000	25,462
Synaptics, Inc.
0.500%, 6/15/22§	107,000	99,948
Teradyne, Inc.
1.250%, 12/15/23	91,000	111,017

Veeco Instruments, Inc.
2.700%, 1/15/23	72,000	63,830

		4,284,156

Software (9.2%)
Citrix Systems, Inc.
0.500%, 4/15/19	150,000	215,324
FireEye, Inc.
Series A 1.000%, 6/1/35	148,000	140,593
Guidewire Software, Inc.
1.250%, 3/15/25	91,000	92,072
HubSpot, Inc.
0.250%, 6/1/22§	61,000	77,699
Nuance Communications, Inc.
1.000%, 12/15/35	158,000	147,137
Proofpoint, Inc.
0.750%, 6/15/20	63,000	95,053
PROS Holdings, Inc.
2.000%, 12/1/19	80,000	85,590
RealPage, Inc.
1.500%, 11/15/22§	93,000	129,851
Red Hat, Inc.
0.250%, 10/1/19	118,000	261,297
RingCentral, Inc.
(Zero Coupon), 3/15/23 (b)§	78,000	81,198
Rovi Corp.
0.500%, 3/1/20	60,000	57,788
ServiceNow, Inc.
(Zero Coupon), 11/1/18	70,000	156,772
(Zero Coupon), 6/1/22§	119,000	159,365
Synchronoss Technologies, Inc.
0.750%, 8/15/19	95,000	89,794
Take-Two Interactive Software, Inc.
1.000%, 7/1/18	18,000	83,268
Verint Systems, Inc.
1.500%, 6/1/21	129,000	124,923
Workday, Inc.
0.750%, 7/15/18	59,000	87,998
0.250%, 10/1/22§	15,000	16,185
Zendesk, Inc.
0.250%, 3/15/23 (b)§	44,000	45,448

		2,147,355

Technology Hardware, Storage & Peripherals (1.0%)
Electronics For Imaging, Inc.
0.750%, 9/1/19	65,000	62,665
Pure Storage, Inc.
0.125%, 4/15/23 (b)§	69,000	71,328
Western Digital Corp.
1.500%, 2/1/24§	106,000	110,610

		244,603

Total Information Technology		8,738,619

Materials (2.2%)
Construction Materials (1.6%)
Cemex SAB de CV
3.720%, 3/15/20	365,000	375,037

Metals & Mining (0.6%)
Allegheny Technologies, Inc.
4.750%, 7/1/22	42,000	83,992

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Cleveland-Cliffs, Inc.
1.500%, 1/15/25	$61,000	$68,569

		152,561

Total Materials		527,598

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
Colony NorthStar, Inc. (REIT)
5.000%, 4/15/23	65,000	60,209
IH Merger Sub LLC (REIT)
3.500%, 1/15/22	54,000	61,110

Total Real Estate		121,319

Total Convertible Bonds		18,753,837

Total Long-Term Debt Securities (80.4%) (Cost $17,446,495)		18,753,837

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.6%)
Food Products (0.6%)
Bunge Ltd.,
4.875%	592	64,232
Post Holdings, Inc.,
2.500%	595	89,599

Total Consumer Staples		153,831

Energy (1.1%)
Oil, Gas & Consumable Fuels (1.1%)
Hess Corp.,
8.000%	1,390	90,378
Kinder Morgan, Inc.,
Series A 9.750%	1,691	52,590
WPX Energy, Inc.,
Series A 6.250%	1,480	106,205

Total Energy		249,173

Financials (6.2%)
Banks (5.0%)
Bank of America Corp.,
Series L 7.250%	292	371,716
Wells Fargo & Co.,
Series L 7.500%	610	781,172

		1,152,888

Capital Markets (0.4%)
AMG Capital Trust II,
5.150%	545	32,743
Mandatory Exchangeable Trust,
5.750%§	293	59,091

		91,834

Insurance (0.8%)
Assurant, Inc.,
Series D 6.500%*	1,828	$192,964

Total Financials		1,437,686

Health Care (4.2%)
Health Care Equipment & Supplies (2.5%)
Becton Dickinson and Co.,
Series A 6.125%	9,642	581,894

Health Care Providers & Services (1.7%)
Anthem, Inc.,
5.250%	6,880	391,197

Total Health Care		973,091

Industrials (0.9%)
Commercial Services & Supplies (0.2%)
Stericycle, Inc.,
5.250%	798	36,245

Machinery (0.7%)
Rexnord Corp.,
Series A 5.750%	1,335	79,593
Stanley Black & Decker, Inc.,
5.375%	802	86,215

		165,808

Total Industrials		202,053

Information Technology (1.1%)
Electronic Equipment, Instruments & Components (1.1%)
Belden, Inc.,
6.750%	1,833	159,123
MTS Systems Corp.,
8.750%	812	94,024

Total Information Technology		253,147

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Crown Castle International Corp. (REIT),
Series A 6.875%	186	182,421
Welltower, Inc. (REIT),
Series I 6.500%	2,076	116,215

Total Real Estate		298,636

Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.,
Series A 11.125%	2,857	37,798

Total Telecommunication Services		37,798

Utilities (0.6%)
Electric Utilities (0.3%)
NextEra Energy, Inc.,
6.123%	1,095	63,291

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Multi-Utilities (0.3%)
Dominion Energy, Inc.,
Series A 6.750%	1,210	$55,588
Sempra Energy,
Series A 6.000%	270	27,764

		83,352

Total Utilities		146,643

Total Convertible Preferred Stocks (16.1%) (Cost $3,797,153)		3,752,058

COMMON STOCK:
Financials (1.8%)
Banks (1.8%)
Huntington Bancshares, Inc.	27,625	411,889

Total Common Stock (1.8%) (Cost $440,806)		411,889

Total Investments in Securities (98.3%) (Cost $21,684,454)		22,917,784
Other Assets Less Liabilities (1.7%)		398,566

Net Assets (100%)		$23,316,350

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2018, the market value of these securities amounted to $3,331,407 or 14.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Rule 144A Illiquid Security. At April 30, 2018, the market value of these securities amounted to $433,177 or 1.9% of net assets.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stock
Financials	$411,889	$—	$—	$411,889
Convertible Bonds
Consumer Discretionary	—	2,370,178	—	2,370,178
Energy	—	954,228	—	954,228
Financials	—	717,630	—	717,630
Health Care	—	3,637,008	—	3,637,008
Industrials	—	1,687,257	—	1,687,257
Information Technology	—	8,738,619	—	8,738,619
Materials	—	527,598	—	527,598
Real Estate	—	121,319	—	121,319
Convertible Preferred Stocks
Consumer Staples	64,232	89,599	—	153,831
Energy	249,173	—	—	249,173
Financials	1,345,852	91,834	—	1,437,686

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Health Care	$973,091	$—	$—	$973,091
Industrials	202,053	—	—	202,053
Information Technology	159,123	94,024	—	253,147
Real Estate	298,636	—	—	298,636
Telecommunication Services	37,798	—	—	37,798
Utilities	146,643	—	—	146,643

Total Assets	$3,888,490	$19,029,294	$—	$22,917,784

Total Liabilities	$—	$—	$—	$—

Total	$3,888,490	$19,029,294	$—	$22,917,784

There were no transfers between Levels 1, 2 or 3 during the six months ended April 30, 2018.

The Fund held no derivatives contracts during the six months ended April 30, 2018.

Investment security transactions for the six months ended April 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,443,043
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,280,952

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,475,022
Aggregate gross unrealized depreciation	(1,371,413)

Net unrealized appreciation	$1,103,609

Federal income tax cost of investments in securities and derivative instruments, if applicable	$21,814,175

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $21,684,454)	$22,917,784
Cash	390,570
Dividends, interest and other receivables	96,681
Prepaid registration and filing fees	14,695
Other assets	1,273

Total assets	23,421,003

LIABILITIES
Dividends and distributions payable	37,733
Transfer agent fees payable	5,900
Administrative fees payable	2,904
Investment advisory fees payable	1,849
Payable for Fund shares redeemed	730
Trustees’ fees payable	220
Distribution fees payable – Class A	93
Distribution fees payable – Class R	55
Accrued expenses	55,169

Total liabilities	104,653

NET ASSETS	$23,316,350

Net assets were comprised of:
Paid in capital	$21,767,495
Accumulated undistributed net investment income (loss)	(148,280)
Accumulated undistributed net realized gain (loss)	463,805
Net unrealized appreciation (depreciation)	1,233,330

Net assets	$23,316,350

Class A
Net asset value and redemption price per share, $448,187 / 41,929 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.69
Maximum sales charge (4.50% of offering price)	0.50

Maximum offering price per share	$11.19

Class I
Net asset value and redemption price per share, $22,734,518 / 2,127,058 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.69

Class R
Net asset value and redemption price per share, $133,645 / 12,504 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.69

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$162,401
Dividends	149,722

Total income	312,123

EXPENSES
Investment advisory fees	81,696
Professional fees	43,816
Administrative fees	17,506
Registration and filing fees	16,811
Transfer agent fees	15,526
Printing and mailing expenses	6,994
Custodian fees	2,976
Trustees’ fees	1,264
Distribution fees – Class A	554
Distribution fees – Class R	327
Miscellaneous	11,155

Gross expenses	198,625
Less: Waiver from investment adviser	(75,210)

Net expenses	123,415

NET INVESTMENT INCOME (LOSS)	188,708

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	465,862
Net change in unrealized appreciation (depreciation) on investments in securities	(468,967)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,105)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$185,603

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$188,708	$389,728
Net realized gain (loss)	465,862	835,244
Net change in unrealized appreciation (depreciation)	(468,967)	2,187,146

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	185,603	3,412,118

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(7,710)	(9,313)
Class I	(426,893)	(540,307)
Class R	(2,164)	(2,099)

	(436,767)	(551,719)

Distributions from net realized capital gains
Class A	(4,398)	—
Class I	(228,643)	—
Class R	(1,334)	—

	(234,375)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(671,142)	(551,719)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,999 and 2,344 shares, respectively ]	21,834	23,819
Capital shares issued in reinvestment of dividends [ 855 and 691 shares, respectively ]	9,122	6,958
Capital shares repurchased [ (570) and (2,543) shares, respectively ]	(6,232)	(26,262)

Total Class A transactions	24,724	4,515

Class I
Capital shares sold [ 42,084 and 64,823 shares, respectively ]	460,057	666,975
Capital shares issued in reinvestment of dividends [ 3,592 and 2,258 shares, respectively ]	38,370	22,933
Capital shares repurchased [ (15,238) and (18,804) shares, respectively ]	(164,134)	(192,919)

Total Class I transactions	334,293	496,989

Class R
Capital shares sold [ 2,438 and 0 shares, respectively ]	26,654	—
Capital shares issued in reinvestment of dividends [ 61 and 0# shares, respectively ]	648	2
Capital shares repurchased [ (5) and 0 shares, respectively ]	(49)	—

Total Class R transactions	27,253	2

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	386,270	501,506

TOTAL INCREASE (DECREASE) IN NET ASSETS	(99,269)	3,361,905
NET ASSETS:
Beginning of period	23,415,619	20,053,714

End of period (a)	$23,316,350	$23,415,619

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(148,280)	$99,779

# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,		July 6, 2015* to October 31, 2015
Class A		2017	2016
Net asset value, beginning of period	$10.91	$9.56	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.16	0.14	0.03
Net realized and unrealized gain (loss)	0.01 †	1.43	0.04	(0.44)

Total from investment operations	0.08	1.59	0.18	(0.41)

Less distributions:
Dividends from net investment income	(0.19)	(0.24)	(0.18)	(0.03)
Distributions from net realized gains	(0.11)	—	—	—

Total dividends and distributions	(0.30)	(0.24)	(0.18)	(0.03)

Net asset value, end of period	$10.69	$10.91	$9.56	$9.56

Total return (b)	0.74%	16.82%	1.97%	(4.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$448	$433	$374	$206
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.30%	1.30%	1.30%	1.30%
Before waivers and reimbursements (a)(f)	1.94%	2.07%	2.26%	2.09%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.38%	1.54%	1.49%	1.09	%(l)
Before waivers and reimbursements (a)(f)	0.73%	0.78%	0.52%	0.30	%(l)
Portfolio turnover rate (z)^	19%	41%	32%	6%

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,		July 6, 2015* to October 31, 2015
Class I		2017	2016
Net asset value, beginning of period	$10.91	$9.56	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.18	0.17	0.04
Net realized and unrealized gain (loss)	— #†	1.43	0.04	(0.44)

Total from investment operations	0.09	1.61	0.21	(0.40)

Less distributions:
Dividends from net investment income	(0.20)	(0.26)	(0.21)	(0.04)
Distributions from net realized gains	(0.11)	—	—	—

Total dividends and distributions	(0.31)	(0.26)	(0.21)	(0.04)

Net asset value, end of period	$10.69	$10.91	$9.56	$9.56

Total return (b)	0.86%	17.11%	2.23%	(4.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,735	$22,874	$19,584	$19,073
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%	1.05%	1.05%	1.05%
Before waivers and reimbursements (a)(f)	1.69%	1.82%	1.99%	1.72%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.62%	1.80%	1.78%	1.37	%(l)
Before waivers and reimbursements (a)(f)	0.98%	1.03%	0.84%	0.70	%(l)
Portfolio turnover rate (z)^	19%	41%	32%	6%

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,		July 6, 2015* to October 31, 2015
Class R		2017	2016
Net asset value, beginning of period	$10.91	$9.56	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.13	0.12	0.03
Net realized and unrealized gain (loss)	0.01 †	1.43	0.04	(0.45)

Total from investment operations	0.07	1.56	0.16	(0.42)

Less distributions:
Dividends from net investment income	(0.18)	(0.21)	(0.16)	(0.02)
Distributions from net realized gains	(0.11)	—	—	—

Total dividends and distributions	(0.29)	(0.21)	(0.16)	(0.02)

Net asset value, end of period	$10.69	$10.91	$9.56	$9.56

Total return (b)	0.61%	16.53%	1.72%	(4.16)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$134	$109	$96	$96
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.55%	1.55%	1.55%	1.55%
Before waivers and reimbursements (a)(f)	2.19%	2.32%	2.49%	2.22%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.13%	1.30%	1.28%	0.87	%(l)
Before waivers and reimbursements (a)(f)	0.48%	0.53%	0.34%	0.20	%(l)
Portfolio turnover rate (z)^	19%	41%	32%	6%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 DOUBLELINE DYNAMIC ALLOCATION FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISER

➢	DoubleLine Capital LP

PERFORMANCE RESULTS

Total Returns as of 4/30/18
		6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	0.33%	3.36%	7.00%
	with Sales Charge (a)	(5.15)	(2.36)	4.23
Fund – Class I Shares*		0.40	3.61	7.27
Fund – Class R Shares*		0.27	3.11	6.78
60% S&P 500® Index/ 40% Bloomberg Barclays U.S. Aggregate Bond Index		1.60	7.74	9.99
S&P 500® Index		3.82	13.27	16.24
Bloomberg Barclays U.S. Aggregate Bond Index		(1.87)	(0.32)	1.01
* Date of inception 3/7/16. (a) A 5.50% front-end sales charge was deducted. Returns for periods less than one year are not annualized Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — DoubleLine Capital LP

For the U.S. equity markets, the six-month period ended April 30, 2018 can be divided into two periods. For the first half, the dominant characteristic of the U.S. equity markets was historically low volatility coupled with a steady series of all-time highs for the S&P 500® Index. January 2018 marked the fifteenth month in a row of positive returns for the S&P 500® Index. By late January, the S&P 500® Index returned over 12% from its levels at the end of October 2018. This brought equity valuations, as measured by the Shiller Barclays Cyclically Adjusted Price-to-Earnings (CAPE) Total Return Index (the Cape Shiller Index) ratio, to levels seen only in the 1920’s and late 1990’s.

At the same time, market volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index (VIX Index), remained low through early January. The VIX Index fell to an all-time closing low of 9.14 in early November 2017, re-testing those levels in the opening days of 2018 (closing at 9.15). To sell the VIX at such a low level, an investor must assume an unrealistic level of calm in the equity markets. Mathematically, volatility of nine implies the market will experience a daily drawdown of 2% or more only once out of every approximately 2,300 trading days. That is less than one day every nine years.

These historically unprecedented expectations were quickly dashed by the market action of early February 2018. Prompted by concerns of rising interest rates following the January payroll report, the S&P 500® Index fell by over 10% (intra-day levels) over the course of six trading days. The VIX Index spiked intraday to over 50, a level seen only during the Global Financial Crisis and briefly in August 2015. As the six-month period drew to a close at the end of April 2018 the VIX Index had settled below 16 (closing the period at 15.93). The S&P 500® Index was 8% off its January all-time high, trimming the key benchmark’s six-month return to 3.81%.

The fixed income markets had discounted the prospect of higher inflation and higher nominal economic growth ahead of the equity markets. For instance, the yield on the 10-year U.S. Treasury began 2018 with a sharp move higher. This key interest rate measure began the six-month period at 2.37% (shortly after reaching a low-close of 2.01% in early September), but by the end of January 2018 had closed above 2.70%. As the six-month period came to a close, the 10-year yield breached the 3.00% level for the first time since 2013.

Fundamentals for U.S. large cap companies were unusually strong during the six-month period. November and December peaked a banner 2017 for earnings. In 2017, the companies of the S&P 500® Index grew earnings (according to FactSet) at 10.8%, on revenue growth of 6.3%. At the end of April 2018 consensus estimates (per FactSet) for calendar year 2018 called for earnings growth of 19.4% on revenue growth of 7.2%. The lower corporate tax rates of the Tax Cuts and Jobs Act passed late in 2017 are contributing materially to this earnings growth. Even without the tax changes, however, earnings would still likely grow double-digits in 2018.

Fund Highlights

During the six-month period ended April 30, 2018, the Fund maintained a defensive weighting in equities. We took advantage of the equity market declines in February and April to moderately increase our equity exposure. During the six months, the Fund underperformed its primary benchmark (60% S&P 500® Index/40% Bloomberg Barclays U.S. Aggregate Bond Index). An underweight exposure to equities was the primary reason for the underperformance of the Fund.

In aggregate, the Fund’s fixed income investments outperformed the Bloomberg Barclays US. Aggregate Bond Index during the six-month period. Against a background of rising rates, bank loans were the best returning sector within the Fund’s fixed income investments. Global bonds were the second best returning sector, helped by the

1290 DOUBLELINE DYNAMIC ALLOCATION FUND (Unaudited)

weak dollar early in the six-month period. The Fund saw its weakest fixed income returns in investment-grade corporate bonds, mortgage-backed securities and U.S. government bonds.

The Fund’s systematic equity allocation, based upon the Cape Shiller Index, was exposed to five sectors over the six-month period: consumer discretionary, consumer staples, healthcare, industrials and technology. The Fund’s allocation to this Index, achieved through swap contracts on the Index, slightly underperformed the S&P 500® Index during this period. The Fund’s active equity investments underperformed the S&P 500® Index. Sector allocations contributed positively to relative returns, particularly in utilities and real estate, where the Fund was underweight two of the three weakest S&P 500® Index sectors. Security selection was strong in consumer staples and consumer discretionary, while selections in financials and healthcare hurt relative returns versus the S&P 500® Index.

Sector Weightings as of April 30, 2018	% of Net Assets
U.S. Treasury Obligations	33.7%
Collateralized Mortgage Obligations	14.3
Information Technology	7.7
Investment Companies	7.2
Financials	6.7
Health Care	4.8
Consumer Discretionary	3.9
Energy	3.6
Industrials	3.5
Mortgage-Backed Securities	3.3
Consumer Staples	2.6
Asset-Backed Securities	1.0
Materials	1.0
Telecommunication Services	0.8
Real Estate	0.7
Utilities	0.4
Cash and Other	4.8

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period* 11/1/17 - 4/30/18
Class A
Actual	$1,000.00	$1,003.31	$5.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.81	6.04
Class I
Actual	1,000.00	1,004.95	4.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.05	4.79
Class R
Actual	1,000.00	1,002.68	7.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.57	7.28

*  Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 1.21%, 0.96% and 1.46%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

April 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.0%)
VOLT LIV LLC, Series 2017-NPL1 A1 3.500%, 2/25/47 (b)(e)§	$234,766	$234,841
VOLT LVIII LLC, Series 2017-NPL5 A1 3.375%, 5/28/47 (e)§	379,177	379,267

Total Asset-Backed Securities		614,108

Collateralized Mortgage Obligations (14.3%)
CHL Mortgage Pass-Through Trust, Series 2006-OA5 2A1 2.097%, 4/25/46 (l)	932,145	801,467
FHLMC,
3.000%, 5/15/48 (r)	500,000	479,063
Series 3998 AZ 4.000%, 2/15/42	1,279,228	1,312,802
Series 4768 CA 3.500%, 3/15/44	493,020	493,209
FirstKey Mortgage Trust,
Series 2014-1 A8 3.500%, 11/25/44 (l)§	390,449	383,496
FNMA,
Series 2013-41 SC 3.154%, 5/25/43 (l)	1,199,297	954,659
Series 2013-5 EZ 2.000%, 8/25/42	808,985	701,440
Series 2017-13 ML 3.000%, 8/25/41	914,122	900,050
Series 2017-4 CH 3.000%, 6/25/42	205,434	203,645
Series 2018-21 (Zero Coupon), 4/25/48 PO	497,358	389,367
New Residential Mortgage Loan Trust, Series 2016-1A A1 3.750%, 3/25/56 (l)§	574,966	576,562
RALI Trust,
Series 2006-QS4 A10 6.000%, 4/25/36	740,488	677,674
Wells Fargo Mortgage Backed Securities Trust, Series 2007-7 A1 6.000%, 6/25/37	482,798	479,736

Total Collateralized Mortgage Obligations		8,353,170

Corporate Bonds (13.0%)
Consumer Discretionary (1.9%)
Automobiles (0.2%)
Ford Motor Co. 7.450%, 7/16/31	85,000	100,499
General Motors Co. (ICE LIBOR USD 3 Month + 0.80%), 2.593%, 8/7/20 (k)	20,000	20,136

		120,635

Hotels, Restaurants & Leisure (0.7%)
1011778 BC ULC 5.000%, 10/15/25§	65,000	62,888

Caesars Resort Collection LLC 5.250%, 10/15/25§	65,000	62,075
Constellation Merger Sub, Inc. 8.500%, 9/15/25§	35,000	33,928
Eldorado Resorts, Inc. 6.000%, 4/1/25	65,000	64,434
Marriott International, Inc. Series X 4.000%, 4/15/28	55,000	53,760
Royal Caribbean Cruises Ltd. 3.700%, 3/15/28	55,000	51,925
Viking Cruises Ltd. 5.875%, 9/15/27§	60,000	57,750

		386,760

Household Durables (0.2%)
Newell Brands, Inc. 5.500%, 4/1/46	50,000	51,670
Tempur Sealy International, Inc. 5.500%, 6/15/26	65,000	61,490

		113,160

Leisure Products (0.0%)
Hasbro, Inc. 3.500%, 9/15/27	20,000	18,458

Media (0.5%)
Cengage Learning, Inc. 9.500%, 6/15/24§	60,000	46,800
Charter Communications Operating LLC 4.908%, 7/23/25	100,000	101,560
CSC Holdings LLC 5.250%, 6/1/24	30,000	28,068
Omnicom Group, Inc. 3.600%, 4/15/26	105,000	100,498

		276,926

Multiline Retail (0.2%)
Dollar Tree, Inc. 4.000%, 5/15/25	150,000	148,560

Specialty Retail (0.1%)
PetSmart, Inc. 7.125%, 3/15/23§	40,000	23,300
5.875%, 6/1/25§	30,000	21,600

		44,900

Total Consumer Discretionary		1,109,399

Consumer Staples (1.2%)
Beverages (0.1%)
Anheuser-Busch InBev Finance, Inc. 4.900%, 2/1/46	40,000	41,322

Food & Staples Retailing (0.1%)
CVS Health Corp. 5.050%, 3/25/48	50,000	50,982

Food Products (0.8%)
B&G Foods, Inc. 5.250%, 4/1/25	65,000	59,397
JBS USA Lux SA 6.750%, 2/15/28§	25,000	23,906

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Kraft Heinz Foods Co. 2.000%, 7/2/18	$50,000	$49,953
2.800%, 7/2/20	160,000	158,591
Pilgrim’s Pride Corp. 5.750%, 3/15/25§	65,000	63,619
Smithfield Foods, Inc. 4.250%, 2/1/27§	105,000	102,310

		457,776

Household Products (0.1%)
Kronos Acquisition Holdings, Inc. 9.000%, 8/15/23§	65,000	61,872

Personal Products (0.0%)
Coty, Inc. 6.500%, 4/15/26 (b)§	30,000	29,139

Tobacco (0.1%)
BAT Capital Corp. (ICE LIBOR USD 3 Month + 0.88%), 2.719%, 8/15/22 (k)§	20,000	20,251
Reynolds American, Inc. 4.000%, 6/12/22	60,000	60,653

		80,904

Total Consumer Staples		721,995

Energy (1.9%)
Energy Equipment & Services (0.3%)
Baker Hughes a GE Co. LLC 4.080%, 12/15/47	115,000	105,487
Nabors Industries, Inc. 5.750%, 2/1/25§	35,000	33,162
USA Compression Partners LP 6.875%, 4/1/26 (b)§	30,000	30,638

		169,287

Oil, Gas & Consumable Fuels (1.6%)
Canadian Natural Resources Ltd. 2.950%, 1/15/23	105,000	101,431
Cheniere Energy Partners LP 5.250%, 10/1/25§	65,000	63,459
Energy Transfer Partners LP 4.750%, 1/15/26	95,000	94,512
4.200%, 4/15/27	5,000	4,768
Extraction Oil & Gas, Inc. 5.625%, 2/1/26§	30,000	29,109
Gulfport Energy Corp. 6.375%, 5/15/25	60,000	57,618
Hess Infrastructure Partners LP 5.625%, 2/15/26§	65,000	65,650
Indigo Natural Resources LLC 6.875%, 2/15/26§	40,000	38,400
Kinder Morgan Energy Partners LP 6.950%, 1/15/38	130,000	153,156
Peabody Energy Corp. 6.000%, 3/31/22§	60,000	61,632
Petroleos Mexicanos 5.350%, 2/12/28§	95,000	90,430
QEP Resources, Inc. 5.625%, 3/1/26	35,000	33,644

Sabine Pass Liquefaction LLC 5.000%, 3/15/27	100,000	102,930
Sanchez Energy Corp. 6.125%, 1/15/23	40,000	28,888
Sunoco LP 5.500%, 2/15/26§	30,000	28,988

		954,615

Total Energy		1,123,902

Financials (2.4%)
Banks (0.6%)
Bank of Montreal (USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32 (k)	40,000	37,524
Citigroup, Inc. (ICE LIBOR USD 3 Month + 1.10%), 2.985%, 5/17/24 (k)	105,000	106,618
Mitsubishi UFJ Financial Group, Inc. (ICE LIBOR USD 3 Month + 0.74%), 2.757%, 3/2/23 (k)	140,000	140,643
Santander Holdings USA, Inc. 3.400%, 1/18/23	95,000	92,029

		376,814

Capital Markets (0.2%)
Morgan Stanley (ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24 (k)	95,000	94,833

Consumer Finance (1.1%)
Ally Financial, Inc. 4.125%, 3/30/20	40,000	40,200
4.250%, 4/15/21	5,000	5,019
American Express Co. 2.500%, 8/1/22	110,000	105,547
Capital One Financial Corp. 3.450%, 4/30/21	60,000	59,792
(ICE LIBOR USD 3 Month + 0.72%), 3.079%, 1/30/23 (k)	70,000	69,569
Discover Financial Services 4.100%, 2/9/27	105,000	101,391
General Motors Financial Co., Inc. (ICE LIBOR USD 3 Month + 0.99%), 3.311%, 1/5/23 (k)	70,000	70,364
3.950%, 4/13/24	15,000	14,701
Synchrony Financial 3.950%, 12/1/27	160,000	148,713

		615,296

Insurance (0.5%)
Alliant Holdings Intermediate LLC 8.250%, 8/1/23§	60,000	62,214
Athene Global Funding 3.000%, 7/1/22§	95,000	91,641
Liberty Mutual Group, Inc. 6.500%, 5/1/42§	60,000	73,675

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

NFP Corp. 6.875%, 7/15/25§	$65,000	$64,675

		292,205

Total Financials		1,379,148

Health Care (1.2%)
Biotechnology (0.1%)
AbbVie, Inc. 4.700%, 5/14/45	60,000	59,438

Health Care Equipment & Supplies (0.4%)
Avantor, Inc. 6.000%, 10/1/24§	35,000	35,133
9.000%, 10/1/25§	30,000	30,339
Zimmer Biomet Holdings, Inc. 2.700%, 4/1/20	165,000	163,417

		228,889

Health Care Providers & Services (0.4%)
Centene Corp. 4.750%, 1/15/25	65,000	63,212
NVA Holdings, Inc. 6.875%, 4/1/26 (b)§	55,000	55,413
Tenet Healthcare Corp. 8.125%, 4/1/22	55,000	57,272
Universal Hospital Services, Inc. 7.625%, 8/15/20	65,000	65,000

		240,897

Pharmaceuticals (0.3%)
Teva Pharmaceutical Finance Netherlands III BV 2.800%, 7/21/23	120,000	100,364
Valeant Pharmaceuticals International, Inc. 5.500%, 11/1/25§	65,000	64,675

		165,039

Total Health Care		694,263

Industrials (1.5%)
Aerospace & Defense (0.3%)
Lockheed Martin Corp. 4.700%, 5/15/46	95,000	101,224
TransDigm, Inc. 6.375%, 6/15/26	65,000	65,364

		166,588

Airlines (0.2%)
Delta Air Lines, Inc. 3.625%, 3/15/22	105,000	104,003

Building Products (0.2%)
Builders FirstSource, Inc. 5.625%, 9/1/24§	50,000	49,500
Owens Corning 4.400%, 1/30/48	55,000	48,847

		98,347

Commercial Services & Supplies (0.2%)
Garda World Security Corp. 8.750%, 5/15/25§	60,000	62,682
GFL Environmental, Inc. 5.375%, 3/1/23§	30,000	29,664

Prime Security Services Borrower LLC 9.250%, 5/15/23§	48,000	51,662

		144,008

Machinery (0.1%)
BlueLine Rental Finance Corp. 9.250%, 3/15/24§	60,000	63,810

Road & Rail (0.3%)
CSX Corp. 3.800%, 11/1/46	55,000	49,500
Penske Truck Leasing Co. LP 4.200%, 4/1/27§	110,000	109,336

		158,836

Trading Companies & Distributors (0.2%)
Air Lease Corp. 3.250%, 3/1/25	65,000	60,834
Beacon Roofing Supply, Inc. 4.875%, 11/1/25§	65,000	61,100

		121,934

Total Industrials		857,526

Information Technology (0.7%)
Communications Equipment (0.1%)
CB Escrow Corp. 8.000%, 10/15/25§	15,000	14,175
Riverbed Technology, Inc. 8.875%, 3/1/23§	35,000	32,463

		46,638

Electronic Equipment, Instruments & Components (0.2%)
Arrow Electronics, Inc. 3.875%, 1/12/28	100,000	93,954

Internet Software & Services (0.1%)
GTT Communications, Inc. 7.875%, 12/31/24§	60,000	61,278

Semiconductors & Semiconductor Equipment (0.1%)
Applied Materials, Inc. 4.350%, 4/1/47	45,000	46,382

Software (0.2%)
Genesys Telecommunications Laboratories, Inc. 10.000%, 11/30/24§	55,000	60,638
Solera LLC 10.500%, 3/1/24§	30,000	33,394
Sophia LP 9.000%, 9/30/23§	55,000	57,887

		151,919

Total Information Technology		400,171

Materials (0.6%)
Chemicals (0.4%)
Hexion, Inc. 10.375%, 2/1/22§	65,000	63,212
Mosaic Co. (The) 4.050%, 11/15/27	95,000	89,576
Platform Specialty Products Corp. 5.875%, 12/1/25§	55,000	53,694

		206,482

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Containers & Packaging (0.2%)
Flex Acquisition Co., Inc. 6.875%, 1/15/25§	$60,000	$60,300
Plastipak Holdings, Inc. 6.250%, 10/15/25§	30,000	29,137
WestRock Co. 3.750%, 3/15/25 (b)§	50,000	49,108

		138,545

Total Materials		345,027

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
Crown Castle International Corp. (REIT) 3.650%, 9/1/27	60,000	56,159
3.800%, 2/15/28	50,000	47,485
ESH Hospitality, Inc. (REIT) 5.250%, 5/1/25§	65,000	63,538

		167,182

Real Estate Management & Development (0.1%)
Kennedy-Wilson, Inc. 5.875%, 4/1/24 (b)§	50,000	49,375

Total Real Estate		216,557

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc. 5.250%, 3/1/37	150,000	153,211
CCO Holdings LLC 5.000%, 2/1/28§	35,000	32,158
Cincinnati Bell, Inc. 7.000%, 7/15/24§	50,000	45,870
Frontier Communications Corp. 8.500%, 4/15/20	15,000	15,150
Intelsat Jackson Holdings SA 7.250%, 10/15/20	35,000	34,171
Level 3 Financing, Inc. 5.375%, 1/15/24	65,000	64,350
Sprint Capital Corp. 6.875%, 11/15/28	15,000	15,300
Telesat Canada 8.875%, 11/15/24§	60,000	65,625

		425,835

Wireless Telecommunication Services (0.1%)
Sprint Corp. 7.125%, 6/15/24	30,000	31,089

Total Telecommunication Services		456,924

Utilities (0.4%)
Electric Utilities (0.4%)
Edison International 4.125%, 3/15/28	50,000	49,629
NextEra Energy Operating Partners LP 4.500%, 9/15/27§	65,000	60,694
Southern Co. (The) 2.450%, 9/1/18	75,000	74,966
1.850%, 7/1/19	80,000	78,968

Total Utilities		264,257

Total Corporate Bonds		7,569,169

Mortgage-Backed Securities (3.3%)
FHLMC 3.000%, 3/1/46	792,793	767,089
3.500%, 5/1/46	769,880	759,234
FNMA 3.500%, 7/1/42	381,491	382,311

Total Mortgage-Backed Securities		1,908,634

U.S. Treasury Obligations (9.8%)
U.S. Treasury Bonds 2.750%, 11/15/42	100,000	94,398
3.625%, 8/15/43	70,000	76,649
U.S. Treasury Inflation Linked Notes 0.125%, 4/15/22 TIPS	450,485	441,225
0.375%, 7/15/27 TIPS	132,324	128,261
U.S. Treasury Notes 1.125%, 1/15/19	1,360,000	1,350,002
0.750%, 2/15/19	410,000	405,291
2.000%, 5/31/21	310,000	304,042
1.125%, 6/30/21	420,000	400,476
1.250%, 10/31/21	380,000	361,799
1.750%, 11/30/21	380,000	367,715
2.000%, 12/31/21	370,000	360,877
1.875%, 8/31/24	370,000	348,760
2.125%, 9/30/24	130,000	124,259
2.250%, 10/31/24	230,000	221,379
2.250%, 11/15/27	770,000	726,062

Total U.S. Treasury Obligations		5,711,195

Total Long-Term Debt Securities (41.4%) (Cost $24,860,471)		24,156,276

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (2.0%)
Hotels, Restaurants & Leisure (0.3%)
Starbucks Corp.	3,199	184,166

Internet & Direct Marketing Retail (1.3%)
Amazon.com, Inc.*	364	570,072
JD.com, Inc. (ADR)*	5,120	186,931

		757,003

Media (0.4%)
Discovery, Inc., Class A*	9,110	215,451

Total Consumer Discretionary		1,156,620

Consumer Staples (1.4%)
Food & Staples Retailing (0.9%)
Sysco Corp.	4,777	298,753
Walmart, Inc.	2,269	200,716

		499,469

Tobacco (0.5%)
Philip Morris International, Inc.	3,605	295,610

Total Consumer Staples		795,079

Energy (1.7%)
Energy Equipment & Services (0.7%)
Halliburton Co.	4,261	225,791
Patterson-UTI Energy, Inc.	7,281	155,959

		381,750

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (1.0%)
Devon Energy Corp.	4,717	$171,369
Newfield Exploration Co.*	7,027	209,404
Pioneer Natural Resources Co.	1,142	230,170

		610,943

Total Energy		992,693

Financials (4.3%)
Banks (2.2%)
Citigroup, Inc.	7,096	484,444
Fifth Third Bancorp	8,204	272,127
JPMorgan Chase & Co.	4,636	504,304

		1,260,875

Capital Markets (0.8%)
Goldman Sachs Group, Inc. (The)	957	228,082
Intercontinental Exchange, Inc.	3,137	227,307

		455,389

Insurance (1.3%)
Markel Corp.*	208	235,048
MetLife, Inc.	7,459	355,570
Willis Towers Watson plc	1,358	201,677

		792,295

Total Financials		2,508,559

Health Care (3.6%)
Biotechnology (0.6%)
Amgen, Inc.	1,898	331,163

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	5,442	316,344

Health Care Providers & Services (0.4%)
Cigna Corp.	1,539	264,431

Pharmaceuticals (2.1%)
Allergan plc	1,082	166,249
AstraZeneca plc (ADR)	6,197	220,179
Bristol-Myers Squibb Co.	4,224	220,197
Novartis AG (ADR)	3,276	251,237
Roche Holding AG (ADR)	4,780	132,884
Sanofi (ADR)	5,622	221,057

		1,211,803

Total Health Care		2,123,741

Industrials (2.0%)
Air Freight & Logistics (0.4%)
FedEx Corp.	849	209,873

Electrical Equipment (0.5%)
Eaton Corp. plc	3,671	275,435

Professional Services (0.4%)
Equifax, Inc.	1,863	208,749

Road & Rail (0.3%)
AMERCO	614	207,237

Trading Companies & Distributors (0.4%)
MSC Industrial Direct Co., Inc., Class A	2,864	247,564

Total Industrials		1,148,858

Information Technology (7.0%)
Communications Equipment (0.3%)
Telefonaktiebolaget LM Ericsson (ADR)	20,984	158,429

Internet Software & Services (1.5%)
Alphabet, Inc., Class A*	515	524,569
Facebook, Inc., Class A*	1,478	254,216
Yandex NV, Class A*	3,992	133,173

		911,958

IT Services (2.4%)
Cognizant Technology Solutions Corp., Class A	4,778	390,936
Fidelity National Information Services, Inc.	1,443	137,042
PayPal Holdings, Inc.*	5,725	427,142
Visa, Inc., Class A	3,477	441,162

		1,396,282

Semiconductors & Semiconductor Equipment (0.6%)
Analog Devices, Inc.	2,264	197,760
Lam Research Corp.	995	184,135

		381,895

Software (1.5%)
Microsoft Corp.	4,808	449,644
Oracle Corp.	8,970	409,660

		859,304

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.	2,392	395,302

Total Information Technology		4,103,170

Materials (0.4%)
Construction Materials (0.4%)
Cemex SAB de CV (ADR)*	34,738	215,723

Total Materials		215,723

Real Estate (0.3%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp. (REIT)	1,446	197,177

Total Real Estate		197,177

Total Common Stocks (22.7%) (Cost $11,730,183)		13,241,620

INVESTMENT COMPANIES:
DoubleLine Floating Rate Fund‡	280,868	2,789,019
DoubleLine Global Bond Fund‡	135,610	1,421,195

Total Investment Companies (7.2%) (Cost $4,125,000)		4,210,214

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations (23.9%)
U.S. Treasury Bills
1.60%, 6/7/18 (p)	$1,190,000	1,187,994
1.72%, 7/12/18 (p)	5,000,000	4,982,576
1.87%, 9/6/18 (p)	320,000	317,870

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

1.91%, 9/20/18 (p)	$7,500,000	$7,443,500

Total U.S. Treasury Obligations		13,931,940

Total Short-Term Investments (23.9%) (Cost $13,935,701)		13,931,940

Total Investments in Securities (95.2%) (Cost $54,651,355)		55,540,050

Other Assets Less Liabilities (4.8%)		2,801,633

Net Assets (100%)		$58,341,683

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2018, the market value of these securities amounted to $4,363,137 or 7.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Rule 144A Illiquid Security. At April 30, 2018, the market value of these securities amounted to $448,514 or 0.8% of net assets.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2018. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2018.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2018.
(p)	Yield to maturity.
(r)	Value determined using significant unobservable inputs.

Glossary:

ADR	— American Depositary Receipt
CAPE	— Cyclically Adjusted Price Earnings
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PO	— Principal Only
TIPS	— Treasury Inflation Protected Security
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended April 30, 2018, were as follows:

Security Description	Shares at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
DoubleLine Floating Rate Fund	280,868	2,391,425	400,000	—	—	(2,406)	2,789,019	56,381	—
DoubleLine Global Bond Fund	135,610	1,415,770	—	—	—	5,425	1,421,195	7,597	—

Total		3,807,195	400,000	—	—	3,019	4,210,214	63,978	—

OTC Total return swap contracts outstanding as of April 30, 2018 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector ER USD Index	0.47% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	5/21/2018	1,900,000	3,419
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	5/28/2019	12,000,000	23,999

							27,418

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

OTC Total return swap contracts outstanding as of April 30, 2018 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector ER USD Index	0.47% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	5/21/2018	100,000	(881)

							(881)

							26,537

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$614,108	$—	$614,108
Collateralized Mortgage Obligations	—	7,874,107	479,063	8,353,170
Common Stocks
Consumer Discretionary	1,156,620	—	—	1,156,620
Consumer Staples	795,079	—	—	795,079
Energy	992,693	—	—	992,693
Financials	2,508,559	—	—	2,508,559
Health Care	2,123,741	—	—	2,123,741
Industrials	1,148,858	—	—	1,148,858
Information Technology	4,103,170	—	—	4,103,170
Materials	215,723	—	—	215,723
Real Estate	197,177	—	—	197,177
Corporate Bonds
Consumer Discretionary	—	1,109,399	—	1,109,399
Consumer Staples	—	721,995	—	721,995
Energy	—	1,123,902	—	1,123,902
Financials	—	1,379,148	—	1,379,148
Health Care	—	694,263	—	694,263
Industrials	—	857,526	—	857,526
Information Technology	—	400,171	—	400,171
Materials	—	345,027	—	345,027
Real Estate	—	216,557	—	216,557
Telecommunication Services	—	456,924	—	456,924
Utilities	—	264,257	—	264,257
Investment Companies	4,210,214	—	—	4,210,214
Mortgage-Backed Securities	—	1,908,634	—	1,908,634
Short-Term Investments
U.S. Treasury Obligations	—	13,931,940	—	13,931,940
Total Return Swaps	—	27,418	—	27,418
U.S. Treasury Obligations	—	5,711,195	—	5,711,195

Total Assets	$17,451,834	$37,636,571	$479,063	$55,567,468

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Total Return Swaps	$—	$(881)	$—	$(881)

Total Liabilities	$—	$(881)	$—	$(881)

Total	$17,451,834	$37,635,690	$479,063	$55,566,587

There were no transfers between Levels 1, 2 or 3 during the six months ended April 30, 2018.

Fair Values of Derivative Instruments as of April 30, 2018:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$27,418

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(881)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Swaps
Equity contracts	$1,233,626

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Swaps
Equity contracts	$(745,604)

^ The Fund held swap contracts as a substitute for investing in conventional securities.

The Fund held swap contracts with an average notional value of approximately $12,657,000 during the six months ended April 30, 2018.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of April 30, 2018:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$27,418	$(881)	$—	$26,537

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$881	$(881)	$—	$—

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended April 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,515,716
Long-term U.S. government debt securities	4,749,084

$17,264,800

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$13,855,825
Long-term U.S. government debt securities	5,291,577

$19,147,402

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,163,362
Aggregate gross unrealized depreciation	(1,250,721)

Net unrealized appreciation	$912,641

Federal income tax cost of investments in securities and derivative instruments, if applicable	$54,653,946

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,125,000)	$4,210,214
Unaffiliated Issuers (Cost $50,526,355)	51,329,836
Cash	2,761,917
Dividends, interest and other receivables	165,762
Prepaid registration and filing fees	32,266
Market value on OTC swap contracts	27,418
Receivable for securities sold	14,054
Receivable for Fund shares sold	47
Other assets	691

Total assets	58,542,205

LIABILITIES
Payable for securities purchased	95,223
Investment advisory fees payable	15,033
Administrative fees payable	7,162
Transfer agent fees payable	5,182
Trustees’ fees payable	905
Market value on OTC swap contracts	881
Distribution fees payable – Class A	391
Distribution fees payable – Class R	58
Accrued expenses	75,687

Total liabilities	200,522

NET ASSETS	$58,341,683

Net assets were comprised of:
Paid in capital	$55,725,963
Accumulated undistributed net investment income (loss)	305,411
Accumulated undistributed net realized gain (loss)	1,395,077
Net unrealized appreciation (depreciation)	915,232

Net assets	$58,341,683

Class A
Net asset value and redemption price per share, $2,318,573 / 220,293 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.52
Maximum sales charge (5.50% of offering price)	0.61

Maximum offering price per share	$11.13

Class I
Net asset value and redemption price per share, $55,869,859 / 5,302,613 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.54

Class R
Net asset value and redemption price per share, $153,251 / 14,569 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.52

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$537,457
Dividends ($63,978 of dividend income received from affiliates)	192,222

Total income	729,679

EXPENSES
Investment advisory fees	219,798
Professional fees	67,691
Administrative fees	43,960
Registration and filing fees	22,480
Transfer agent fees	19,326
Printing and mailing expenses	17,650
Custodian fees	4,463
Trustees’ fees	3,192
Distribution fees – Class A	1,960
Distribution fees – Class R	284
Miscellaneous	18,670

Gross expenses	419,474
Less: Waiver from investment adviser	(125,122)
Reimbursement from sub-adviser	(11,995)

Net expenses	282,357

NET INVESTMENT INCOME (LOSS)	447,322

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	172,407
Swaps	1,233,626

Net realized gain (loss)	1,406,033

Change in unrealized appreciation (depreciation) on:
Investments in securities ($3,019 of change in unrealized appreciation (depreciation) from affiliates)	(772,640)
Swaps	(745,604)

Net change in unrealized appreciation (depreciation)	(1,518,244)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(112,211)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$335,111

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$447,322	$723,267
Net realized gain (loss)	1,406,033	3,548,929
Net change in unrealized appreciation (depreciation)	(1,518,244)	964,816

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	335,111	5,237,012

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(13,796)	(4,165)
Class I	(821,007)	(562,783)
Class R	(1,014)	(667)

	(835,817)	(567,615)

Distributions from net realized capital gains
Class A	(69,476)	(7,898)
Class I	(3,406,942)	(854,088)
Class R	(6,492)	(1,681)

	(3,482,910)	(863,667)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(4,318,727)	(1,431,282)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 118,060 and 80,291 shares, respectively ]	1,255,100	877,567
Capital shares issued in reinvestment of dividends [ 7,082 and 910 shares, respectively ]	75,498	9,497
Capital shares repurchased [ (17,799) and (2,089) shares, respectively ]	(196,928)	(22,784)

Total Class A transactions	1,133,670	864,280

Class I
Capital shares sold [ 66,073 and 185,130 shares, respectively ]	717,190	2,011,307
Capital shares issued in reinvestment of dividends [ 20,595 and 2,773 shares, respectively ]	219,547	28,945
Capital shares repurchased [ (25,787) and (15,151) shares, respectively ]	(276,647)	(166,524)

Total Class I transactions	660,090	1,873,728

Class R
Capital shares sold [ 4,749 and 0 shares, respectively ]	49,906	—
Capital shares issued in reinvestment of dividends [ 1 and 0# shares, respectively ]	7	2
Capital shares repurchased [ (190) and 0 shares, respectively ]	(2,000)	—

Total Class R transactions	47,913	2

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,841,673	2,738,010

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,141,943)	6,543,740
NET ASSETS:
Beginning of period	60,483,626	53,939,886

End of period (a)	$58,341,683	$60,483,626

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$305,411	$693,906

# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	March 7, 2016* to October 31, 2016
Net asset value, beginning of period	$11.25		$10.53	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.11	0.06
Net realized and unrealized gain (loss)	(0.02)		0.87	0.47

Total from investment operations	0.05		0.98	0.53

Less distributions:
Dividends from net investment income	(0.13)		(0.09)	—
Distributions from net realized gains	(0.65)		(0.17)	—

Total dividends and distributions	(0.78)		(0.26)	—

Net asset value, end of period	$10.52		$11.25	$10.53

Total return (b)	0.33%		9.46%	5.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,319		$1,271	$356
Ratio of expenses to average net assets:
After waivers (a)(f)	1.21%		1.21%	1.22%
Before waivers (a)(f)	1.67%		1.75%	1.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.31%		1.02%	0.89	%(l)
Before waivers (a)(f)	0.84%		0.48%	0.26	%(l)
Portfolio turnover rate (z)^	41%		86%	56%

Class I	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	March 7, 2016* to October 31, 2016
Net asset value, beginning of period	$11.27		$10.55	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.14	0.08
Net realized and unrealized gain (loss)	—	#	0.86	0.47

Total from investment operations	0.08		1.00	0.55

Less distributions:
Dividends from net investment income	(0.16)		(0.11)	—
Distributions from net realized gains	(0.65)		(0.17)	—

Total dividends and distributions	(0.81)		(0.28)	—

Net asset value, end of period	$10.54		$11.27	$10.55

Total return (b)	0.50	%(p)	9.68%	5.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$55,870		$59,101	$53,478
Ratio of expenses to average net assets:
After waivers (a)(f)	0.96%		0.96%	0.97%
Before waivers (a)(f)	1.42%		1.50%	1.55%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.53%		1.27%	1.12	%(l)
Before waivers (a)(f)	1.07%		0.72%	0.55	%(l)
Portfolio turnover rate (z)^	41%		86%	56%

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	March 7, 2016* to October 31, 2016
Net asset value, beginning of period	$11.23	$10.52	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.08	0.04
Net realized and unrealized gain (loss)	(0.02)	0.87	0.48

Total from investment operations	0.04	0.95	0.52

Less distributions:
Dividends from net investment income	(0.10)	(0.07)	—
Distributions from net realized gains	(0.65)	(0.17)	—

Total dividends and distributions	(0.75)	(0.24)	—

Net asset value, end of period	$10.52	$11.23	$10.52

Total return (b)	0.27%	9.15%	5.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$153	$112	$105
Ratio of expenses to average net assets:
After waivers (a)(f)	1.46%	1.46%	1.47%
Before waivers (a)(f)	1.92%	2.01%	2.05%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.03%	0.77%	0.62	%(l)
Before waivers (a)(f)	0.56%	0.22%	0.05	%(l)
Portfolio turnover rate (z)^	41%	86%	56%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(p)	The return shown reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America, which will differ from the return shown in the management discussion and analysis.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 GAMCO SMALL/MID CAP VALUE FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISER

➢	GAMCO Asset Management Inc.

PERFORMANCE RESULTS

Total Returns as of 4/30/18
		6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	0.39%	7.25%	9.13%
	with Sales Charge (a)	(5.15)	1.34	7.37
Fund – Class I Shares*		0.55	7.58	9.42
Fund – Class R Shares*		0.33	7.04	8.88
Fund – Class T Shares*†	without Sales Charge	0.55	7.57	9.42
	with Sales Charge (b)	(1.97)	4.87	8.61
Russell 2500TM Value Index		2.03	6.97	7.72

*   Date of inception 11/12/14.

†   Class T Shares currently are not offered for sale.

(a)  A 5.50% front-end sales charge was deducted.

(b)  A 2.50% front-end sales charge was deducted.

     Returns for periods less than one year are not annualized

     Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — GAMCO Asset Management, Inc.

Small- and mid-cap stocks continued to trail returns of their large-cap counterparts with the S&P 500® Index up 3.82% for the six-month period ended April 30, 2018. While the ‘FAANG’ stocks (Facebook, Apple, Amazon, Netflix and Alphabet’s Google) led the way for most of 2018, we started to see some downward pressure in those names as Facebook’s data sharing practices were exposed by the Cambridge Analytica scandal and Amazon has been the latest target of President Trump’s tweet storms.

Meanwhile, the small- and mid-sized companies that stand to benefit the most from the tax bill that was passed just before the Christmas recess were largely overlooked by comparison. Smaller companies tend to be full cash tax payers and generally have lower cash reserves, and thus are more highly levered to the lowering of the corporate tax rate to 21%. The tax bill gives clarity to corporate leaders on asset values and confidence to pursue strategic acquisitions to grow their businesses over the long-term. We believe small- and mid-sized companies will benefit from continuing momentum in deal activity as larger companies use acquisitions as a more efficient way to boost their revenues and we have seen this momentum building during the recent period.

Fund Highlights

The Fund’s performance was slightly below that of the Russell 2500TM Value Index during this period, though the Fund’s trailing 12-month performance outpaced the index. The Fund’s more than double weighting in industrial companies was a slight drag on performance as posturing on trade policy between the U.S. and China escalated during the period.

What helped performance during the six-month period ended April 30, 2018:

•

Energizer Holdings, Inc. was up over 30% during the period on the heels of strong earnings due to improved operations, share repurchases and a lower tax rate. The company announced the acquisition of Spectrum Brands, Inc.’s global battery and portable lighting unit, a complementary business which may generate significant synergies and expand its position internationally.

•

Ingles Markets, Inc., a grocery store operator in the southeast, was up sharply amidst increased consolidation in the supermarket space. We expect this consolidation to continue and view Ingles as an attractive target.

•

Snyder’s-Lance, Inc. (position closed when the deal closed), the owner of Cape Cod potato chips and Snyder’s Pretzels, was up during the period as Campbell Soup Company agreed to acquire the company. The deal provides Campbell with more exposure to the coveted high margin snacking business.

What hurt performance during the six-month period ended April 30, 2018:

•

Edgewell Personal Care Co. was down during the period, reporting continued disappointing performance for the most recent quarter amid the ongoing price war initiated by its primary men’s wet shaving competitor, Gillette.

•

Truck manufacturer Navistar International Corp. posted outstanding results recently, but neglected to boost financial guidance meaningfully. What we view as conservatism may have been taken by the Street as concern that upcoming results won’t keep pace with the company’s recent strength.

•	The Fund’s underweighting in energy relative to the benchmark hurt performance as the price of oil was up over 30% during the period.

1290 GAMCO SMALL/MID CAP VALUE FUND (Unaudited)

Sector Weightings as of April 30, 2018	% of Net Assets
Industrials	29.5%
Consumer Discretionary	21.6
Materials	10.5
Health Care	7.8
Information Technology	6.0
Investment Company	5.6
Consumer Staples	5.4
Utilities	3.3
Telecommunication Services	2.5
Financials	2.5
Real Estate	2.2
Energy	1.3
Cash and Other	1.8

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period* 11/1/17 - 4/30/18
Class A
Actual	$1,000.00	$1,003.94	$6.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class I
Actual	1,000.00	1,005.54	4.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class R
Actual	1,000.00	1,003.27	7.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.36	7.50
Class T**
Actual	1,000.00	1,005.46	4.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*  Expenses are equal to the Fund’s Class A, I, R and T shares annualized expense ratios of 1.25%, 1.00%, 1.50% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

**  Class T shares currently are not offered for sale.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (21.6%)
Auto Components (1.2%)
Brembo SpA	2,500	$36,880
Dana, Inc.	12,000	284,760
Lear Corp.	400	74,788
Superior Industries International, Inc.	5,000	65,750

		462,178

Diversified Consumer Services (1.6%)
ServiceMaster Global Holdings, Inc.*	11,500	581,900
Universal Technical Institute, Inc.*	16,000	50,080

		631,980

Hotels, Restaurants & Leisure (1.8%)
Cheesecake Factory, Inc. (The)	4,500	233,775
Golden Entertainment, Inc.*	5,958	159,377
Nathan’s Famous, Inc.	3,000	245,850
Wynn Resorts Ltd.	500	93,095

		732,097

Household Durables (2.0%)
Bassett Furniture Industries, Inc.	14,024	407,397
Hunter Douglas NV	2,000	152,200
Lennar Corp., Class B	5,600	239,064

		798,661

Internet & Direct Marketing Retail (0.3%)
Lands’ End, Inc.*	7,000	135,450

Leisure Products (2.4%)
Brunswick Corp.	3,000	179,640
Mattel, Inc.	17,000	251,600
Polaris Industries, Inc.	5,000	524,100

		955,340

Media (10.8%)
Beasley Broadcast Group, Inc., Class A	500	5,675
Clear Channel Outdoor Holdings, Inc., Class A	123,000	590,400
EW Scripps Co. (The), Class A	48,500	539,805
Grupo Televisa SAB (ADR)	15,000	268,800
JCDecaux SA	2,500	89,185
Liberty Media Corp.-Liberty Braves, Class C*	9,000	198,360
Loral Space & Communications, Inc.*	3,988	154,934
Madison Square Garden Co. (The), Class A*	1,501	364,773
Meredith Corp.	5,500	284,900
MSG Networks, Inc., Class A*	5,000	102,500
Salem Media Group, Inc.	3,000	9,450
Tribune Media Co., Class A	20,000	755,800
Viacom, Inc., Class B	22,500	678,600
WideOpenWest, Inc.*	43,000	272,190

		4,315,372

Multiline Retail (0.6%)
JC Penney Co., Inc.*	66,000	192,060
Macy’s, Inc.	1,500	46,605

		238,665

Specialty Retail (0.9%)
Aaron’s, Inc.	800	33,416
Advance Auto Parts, Inc.	500	57,225
Tractor Supply Co.	4,000	272,000

		362,641

Total Consumer Discretionary		8,632,384

Consumer Staples (5.4%)
Beverages (1.2%)
Cott Corp.	12,000	171,600
Davide Campari-Milano SpA	24,000	179,944
National Beverage Corp.	800	70,688
Remy Cointreau SA	400	55,005

		477,237

Food & Staples Retailing (1.4%)
Casey’s General Stores, Inc.	2,800	270,480
Ingles Markets, Inc., Class A	9,500	325,375

		595,855

Food Products (0.5%)
McCormick & Co., Inc.	1,800	187,272

Household Products (1.4%)
Energizer Holdings, Inc.	5,500	315,480
Oil-Dri Corp. of America	6,000	232,560

		548,040

Personal Products (0.9%)
Avon Products, Inc.*	40,000	101,200
Edgewell Personal Care Co.*	6,000	264,300

		365,500

Total Consumer Staples		2,173,904

Energy (1.3%)
Energy Equipment & Services (1.3%)
Dril-Quip, Inc.*	8,000	331,600
Weatherford International plc*	60,000	177,000

Total Energy		508,600

Financials (2.5%)
Banks (2.0%)
Atlantic Capital Bancshares, Inc.*	5,000	96,500
FCB Financial Holdings, Inc., Class A*	4,000	231,200
Flushing Financial Corp.	8,522	220,805
State Bank Financial Corp.	7,000	220,570

		769,075

Capital Markets (0.5%)
Cohen & Steers, Inc.	1,800	72,180
Waddell & Reed Financial, Inc., Class A	7,000	141,680

		213,860

Total Financials		982,935

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (7.8%)
Biotechnology (1.1%)
Avexis, Inc.*	2,000	$425,320

Health Care Equipment & Supplies (1.1%)
K2M Group Holdings, Inc.*	22,000	420,200

Health Care Providers & Services (2.1%)
Kindred Healthcare, Inc.*	30,000	267,000
Patterson Cos., Inc.	25,000	582,000

		849,000

Health Care Technology (2.9%)
Evolent Health, Inc., Class A*	39,500	651,750
Teladoc, Inc.*	12,000	516,000

		1,167,750

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	300	76,113

Pharmaceuticals (0.4%)
Akorn, Inc.*	12,000	173,160

Total Health Care		3,111,543

Industrials (29.5%)
Aerospace & Defense (3.6%)
Aerojet Rocketdyne Holdings, Inc.*	4,000	111,760
Moog, Inc., Class A*	5,000	409,850
Orbital ATK, Inc.	4,000	529,520
Textron, Inc.	6,000	372,840

		1,423,970

Air Freight & Logistics (0.5%)
Park-Ohio Holdings Corp.	5,000	189,500

Building Products (3.1%)
Armstrong Flooring, Inc.*	12,000	148,200
Griffon Corp.	16,000	318,400
USG Corp.*	19,000	764,370

		1,230,970

Commercial Services & Supplies (1.6%)
Matthews International Corp., Class A	8,500	417,775
Team, Inc.*	12,000	203,400

		621,175

Construction & Engineering (0.1%)
Layne Christensen Co.*	3,000	42,330

Electrical Equipment (0.0%)
AMETEK, Inc.	200	13,960

Machinery (14.0%)
Astec Industries, Inc.	5,000	277,800
CIRCOR International, Inc.	4,500	190,665
CNH Industrial NV	26,000	318,500
Eastern Co. (The)	14,000	397,600
EnPro Industries, Inc.	10,000	751,500
Federal Signal Corp.	2,500	54,150
Flowserve Corp.	17,000	754,969
Graco, Inc.	4,500	197,955
ITT, Inc.	1,000	48,890
Mueller Industries, Inc.	23,500	638,730

Mueller Water Products, Inc., Class A	28,000	274,120
Navistar International Corp.*	13,200	459,492
Toro Co. (The)	1,400	81,746
Trinity Industries, Inc.	5,000	159,350
Twin Disc, Inc.*	20,000	441,600
Watts Water Technologies, Inc., Class A	8,000	596,000

		5,643,067

Road & Rail (1.0%)
Hertz Global Holdings, Inc.*	17,500	383,250

Trading Companies & Distributors (4.4%)
Ashtead Group plc	2,000	55,606
GATX Corp.	5,500	358,820
Herc Holdings, Inc.*	14,500	763,425
Kaman Corp.	10,000	606,400

		1,784,251

Transportation Infrastructure (1.2%)
Macquarie Infrastructure Corp.	12,500	473,750

Total Industrials		11,806,223

Information Technology (6.0%)
Communications Equipment (0.3%)
Communications Systems, Inc.	18,000	64,440
EchoStar Corp., Class A*	1,000	52,540

		116,980

Internet Software & Services (2.3%)
comScore, Inc.*	15,000	318,000
Gogo, Inc.*	18,500	174,270
Internap Corp.*	25,000	295,250
Pandora Media, Inc.*	28,000	157,080

		944,600

IT Services (0.8%)
Blackhawk Network Holdings, Inc.*	5,500	246,950
MoneyGram International, Inc.*	7,000	61,180

		308,130

Semiconductors & Semiconductor Equipment (1.4%)
Microsemi Corp.*	9,000	582,210

Technology Hardware, Storage & Peripherals (1.2%)
Diebold Nixdorf, Inc.	30,000	460,500

Total Information Technology		2,412,420

Materials (10.5%)
Chemicals (3.2%)
Chr Hansen Holding A/S	1,200	108,787
GCP Applied Technologies, Inc.*	20,000	573,000
Tredegar Corp.	15,000	264,000
Valvoline, Inc.	17,000	344,760

		1,290,547

Containers & Packaging (3.7%)
Greif, Inc., Class A	17,000	994,840
Myers Industries, Inc.	19,000	442,700

		1,437,540

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Metals & Mining (2.6%)
Ampco-Pittsburgh Corp.*	13,000	$128,050
Freeport-McMoRan, Inc.	10,000	152,100
Materion Corp.	400	20,300
TimkenSteel Corp.*	44,000	738,760

		1,039,210

Paper & Forest Products (1.0%)
KapStone Paper and Packaging Corp.	12,000	413,040

Total Materials		4,180,337

Real Estate (2.2%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Ryman Hospitality Properties, Inc. (REIT)	6,000	470,280
Seritage Growth Properties (REIT), Class A	3,000	106,710

		576,990

Real Estate Management & Development (0.7%)
St Joe Co. (The)*	17,000	293,250

Total Real Estate		870,240

Telecommunication Services (2.5%)
Diversified Telecommunication Services (0.2%)
Cincinnati Bell, Inc.*	5,800	87,870

Wireless Telecommunication Services (2.3%)
Millicom International Cellular SA	3,000	198,000
Millicom International Cellular SA (SDR)	5,000	332,978
United States Cellular Corp.*	10,000	395,700

		926,678

Total Telecommunication Services		1,014,548

Utilities (3.3%)
Electric Utilities (0.0%)
El Paso Electric Co.	200	10,210

Gas Utilities (1.5%)
National Fuel Gas Co.	11,500	590,525

Independent Power and Renewable Electricity Producers (1.8%)
AES Corp.	60,000	734,400

Total Utilities		1,335,135

Total Common Stocks (92.6%) (Cost $35,457,593)		37,028,269

CONVERTIBLE PREFERRED STOCK:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc. 0.000%(r)*
(Cost $400)	4	209

	Number of Warrants	Value (Note 1)

WARRANTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc., expiring
6/30/25(r)* (Cost $—)	22	9

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (5.6%)
JPMorgan Prime Money Market Fund, IM Shares	2,229,278	2,229,501

Total Short-Term Investment (5.6%) (Cost $2,229,266)		2,229,501

Total Investments in Securities (98.2%) (Cost $37,687,259)		39,257,988
Other Assets Less Liabilities (1.8%)		715,897

Net Assets (100%)		$39,973,885

*	Non-income producing.
(r)	Value determined using significant unobservable inputs.

Glossary:

ADR	— American Depositary Receipt
SDR	— Swedish Depositary Receipt

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$8,354,119	$278,265	$—	$8,632,384
Consumer Staples	1,751,683	422,221	—	2,173,904
Energy	508,600	—	—	508,600
Financials	982,935	—	—	982,935
Health Care	3,111,543	—	—	3,111,543
Industrials	11,353,018	453,205	—	11,806,223
Information Technology	2,347,980	64,440	—	2,412,420
Materials	4,071,550	108,787	—	4,180,337
Real Estate	870,240	—	—	870,240
Telecommunication Services	483,570	530,978	—	1,014,548
Utilities	1,335,135	—	—	1,335,135
Convertible Preferred Stock
Health Care	—	—	209	209
Short-Term Investment
Investment Company	2,229,501	—	—	2,229,501
Warrants
Health Care	—	—	9	9

Total Assets	$37,399,874	$1,857,896	$218	$39,257,988

Total Liabilities	$—	$—	$—	$—

Total	$37,399,874	$1,857,896	$218	$39,257,988

There were no transfers between Levels 1, 2 or 3 during the six months ended April 30, 2018.

The Fund held no derivatives contracts during the six months ended April 30, 2018.

Investment security transactions for the six months ended April 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$23,072,790
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,895,974

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,452,957
Aggregate gross unrealized depreciation	(1,965,405)

Net unrealized appreciation	$1,487,552

Federal income tax cost of investments in securities and derivative instruments, if applicable	$37,770,436

For the six months ended April 30, 2018, the Fund incurred approximately $15,309 as brokerage commissions with G. Research, an affiliated broker/dealer.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $37,687,259)	$39,257,988
Cash	331,168
Foreign cash (Cost $8,046)	8,050
Receivable for Fund shares sold	395,937
Prepaid registration and filing fees	30,448
Dividends, interest and other receivables	20,970
Other assets	1,299

Total assets	40,045,860

LIABILITIES
Payable for Fund shares redeemed	15,660
Transfer agent fees payable	6,176
Investment advisory fees payable	5,549
Administrative fees payable	4,835
Distribution fees payable – Class A	635
Trustees’ fees payable	586
Distribution fees payable – Class R	330
Accrued expenses	38,204

Total liabilities	71,975

NET ASSETS	$39,973,885

Net assets were comprised of:
Paid in capital	$38,107,443
Accumulated undistributed net investment income (loss)	31,932
Accumulated undistributed net realized gain (loss)	263,733
Net unrealized appreciation (depreciation)	1,570,777

Net assets	$39,973,885

Class A
Net asset value and redemption price per share, $3,157,259 / 250,302 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.61
Maximum sales charge (5.50% of offering price)	0.73

Maximum offering price per share	$13.34

Class I
Net asset value and redemption price per share, $35,810,036 / 2,835,825 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.63

Class R
Net asset value and redemption price per share, $878,038 / 69,921 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.56

Class T**
Net asset value and redemption price per share, $128,552 / 10,179 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.63
Maximum sales charge (2.50% of offering price)	0.32

Maximum offering price per share	$12.95

**	Class T shares currently are not offered for sale.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,199 foreign withholding tax)	$226,077
Interest	1,642

Total income	227,719

EXPENSES
Investment advisory fees	121,603
Professional fees	41,673
Transfer agent fees	34,152
Administrative fees	24,321
Registration and filing fees	21,766
Printing and mailing expenses	8,904
Custodian fees	4,327
Distribution fees – Class A	3,278
Distribution fees – Class R	1,611
Trustees’ fees	1,599
Distribution fees – Class T**	164
Miscellaneous	6,446

Gross expenses	269,844
Less: Waiver from investment adviser	(102,672)
Waiver from distributor	(164)

Net expenses	167,008

NET INVESTMENT INCOME (LOSS)	60,711

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	351,871
Foreign currency transactions	101

Net realized gain (loss)	351,972

Change in unrealized appreciation (depreciation) on:
Investments in securities	(813,481)
Foreign currency translations	(39)

Net change in unrealized appreciation (depreciation)	(813,520)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(461,548)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(400,837)

**	Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$60,711	$93,281
Net realized gain (loss)	351,972	485,730
Net change in unrealized appreciation (depreciation)	(813,520)	2,201,718

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(400,837)	2,780,729

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(4,844)	(959)
Class I	(107,816)	(28,206)
Class T**	(601)	(448)

	(113,261)	(29,613)

Distributions from net realized capital gains
Class A	(41,090)	(10,105)
Class I	(442,047)	(101,286)
Class R	(12,578)	(2,609)
Class T**	(2,504)	(1,608)

	(498,219)	(115,608)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(611,480)	(145,221)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 99,762 and 129,147 shares, respectively ]	1,302,406	1,544,085
Capital shares issued in reinvestment of dividends [ 3,358 and 821 shares, respectively ]	43,044	9,245
Capital shares repurchased [ (13,657) and (26,675) shares, respectively ]	(177,115)	(309,281)

Total Class A transactions	1,168,335	1,244,049

Class I
Capital shares sold [ 1,253,518 and 1,161,285 shares, respectively ]	16,403,874	14,034,899
Capital shares issued in reinvestment of dividends [ 37,602 and 7,547 shares, respectively ]	482,439	84,983
Capital shares repurchased [ (113,326) and (97,331) shares, respectively ]	(1,480,614)	(1,177,235)

Total Class I transactions	15,405,699	12,942,647

Class R
Capital shares sold [ 43,383 and 10,311 shares, respectively ]	562,541	123,872
Capital shares issued in reinvestment of dividends [ 782 and 85 shares, respectively ]	9,998	953
Capital shares repurchased [ (248) and (853) shares, respectively ]	(3,159)	(10,195)

Total Class R transactions	569,380	114,630

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	17,143,414	14,301,326

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,131,097	16,936,834
NET ASSETS:
Beginning of period	23,842,788	6,905,954

End of period (a)	$39,973,885	$23,842,788

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$31,932	$84,482

** Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,			November 12, 2014* to October 31, 2015
Class A		2017		2016
Net asset value, beginning of period	$12.83	$10.28		$10.25	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.06	##	0.05	(0.01)
Net realized and unrealized gain (loss)	0.05 †	2.67		0.25	0.33

Total from investment operations	0.06	2.73		0.30	0.32

Less distributions:
Dividends from net investment income	(0.03)	(0.02)		— #	(0.07)
Distributions from net realized gains	(0.25)	(0.16)		(0.27)	—

Total dividends and distributions	(0.28)	(0.18)		(0.27)	(0.07)

Net asset value, end of period	$12.61	$12.83		$10.28	$10.25

Total return (b)	0.39%	26.72%		3.08%	3.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,157	$2,063		$591	$997
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%	1.27%		1.35%	1.35%
Before waivers and reimbursements (a)(f)	1.89%	2.72%		4.38%	9.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.15%	0.48	%(aa)	0.49%	(0.10	)%(l)
Before waivers and reimbursements (a)(f)	(0.49)%	(0.97	)%(aa)	(2.53)%	(8.03	)%(l)
Portfolio turnover rate (z)^	26%	88%		76%	95%

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,			November 12, 2014* to October 31, 2015
Class I		2017		2016
Net asset value, beginning of period	$12.86	$10.30		$10.27	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.08	##	0.05	0.02
Net realized and unrealized gain (loss)	0.05 †	2.68		0.28	0.32

Total from investment operations	0.08	2.76		0.33	0.34

Less distributions:
Dividends from net investment income	(0.06)	(0.04)		(0.03)	(0.07)
Distributions from net realized gains	(0.25)	(0.16)		(0.27)	—

Total dividends and distributions	(0.31)	(0.20)		(0.30)	(0.07)

Net asset value, end of period	$12.63	$12.86		$10.30	$10.27

Total return (b)	0.55%	27.09%		3.34%	3.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,810	$21,317		$6,041	$2,416
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%	1.02%		1.10%	1.10%
Before waivers and reimbursements (a)(f)	1.63%	2.47%		4.09%	8.56%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.41%	0.69	%(bb)	0.49%	0.16	%(l)
Before waivers and reimbursements (a)(f)	(0.23)%	(0.76	)%(bb)	(2.51)%	(7.30	)%(l)
Portfolio turnover rate (z)^	26%	88%		76%	95%

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,			November 12, 2014* to October 31, 2015
Class R		2017		2016
Net asset value, beginning of period	$12.76	$10.23		$10.23	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	0.03	##	0.04	(0.04)
Net realized and unrealized gain (loss)	0.06 †	2.66		0.23	0.34

Total from investment operations	0.05	2.69		0.27	0.30

Less distributions:
Dividends from net investment income	—	—		—	(0.07)
Distributions from net realized gains	(0.25)	(0.16)		(0.27)	—

Total dividends and distributions	(0.25)	(0.16)		(0.27)	(0.07)

Net asset value, end of period	$12.56	$12.76		$10.23	$10.23

Total return (b)	0.33%	26.49%		2.77%	2.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$878	$332		$168	$777
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.50%	1.53%		1.60%	1.60%
Before waivers and reimbursements (a)(f)	2.12%	3.00%		4.65%	9.73%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.10)%	0.27	%(cc)	0.42%	(0.35	)%(l)
Before waivers and reimbursements (a)(f)	(0.72)%	(1.21	)%(cc)	(2.64)%	(8.49	)%(l)
Portfolio turnover rate (z)^	26%	88%		76%	95%

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,			November 12, 2014* to October 31, 2015
Class T**		2017		2016
Net asset value, beginning of period	$12.86	$10.30		$10.27	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.11	##	0.08	0.01
Net realized and unrealized gain (loss)	0.05 †	2.65		0.25	0.33

Total from investment operations	0.08	2.76		0.33	0.34

Less distributions:
Dividends from net investment income	(0.06)	(0.04)		(0.03)	(0.07)
Distributions from net realized gains	(0.25)	(0.16)		(0.27)	—

Total dividends and distributions	(0.31)	(0.20)		(0.30)	(0.07)

Net asset value, end of period	$12.63	$12.86		$10.30	$10.27

Total return (b)	0.55%	27.09%		3.34%	3.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$129	$131		$105	$259
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%	1.03%		1.10%	1.10%
Before waivers and reimbursements (a)(f)	1.90%	3.02%		5.11%	10.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.39%	0.89	%(dd)	0.77%	0.15	%(l)
Before waivers and reimbursements (a)(f)	(0.50)%	(1.10	)%(dd)	(3.23)%	(8.98	)%(l)
Portfolio turnover rate (z)^	26%	88%		76%	95%

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02, $0.04, ($0.01) and $0.07 for Class A, Class I, Class R and Class T, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class A would be 0.14% for income after waivers and reimbursements and (1.31)% before waivers and reimbursements.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class I would be 0.35% for income after waivers and reimbursements and (1.10)% before waivers and reimbursements.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class R would be (0.07)% for income after waivers and reimbursements and (1.55)% before waivers and reimbursements.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class T would be 0.55% for income after waivers and reimbursements and (1.44)% before waivers and reimbursements.

See Notes to Financial Statements.

1290 GLOBAL TALENTS FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISER

➢	AXA Investment Managers, Inc.

PERFORMANCE RESULTS

Total Returns as of 4/30/18
		6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	6.67%	18.38%	15.00%
	with Sales Charge (a)	0.84	11.89	11.88
Fund – Class I Shares*		6.87	18.77	15.31
Fund – Class R Shares*		6.62	18.16	14.74
MSCI ACWI (Net) Index		3.56	14.16	15.60
* Date of inception 4/11/16. (a) A 5.50% front-end sales charge was deducted. Returns for periods less than one year are not annualized Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — AXA Investment Managers, Inc.

The six-month period was a tale of two halves. Global equities markets performed strongly until the end of January. February saw a sharp market correction and a spike in volatility. While markets rapidly regained some of the lost ground, share price performance remained choppy and largely range bound until the end of the period. The pause in performance within equities and general lack of direction stemmed from mixed signals in terms of economic growth, rising inflation and yields prospects and geopolitical uncertainty. Energy was the top performer as oil prices steadily rose over the period to levels not seen since 2014. Consumer discretionary also performed very strongly. The weaker sectors were utilities and consumer staples, which both ended the period lower.

Fund Highlights

The Fund largely outperformed its benchmark index over the period. This was driven by positive stock selection, particularly within consumer staples and discretionary names, financials, healthcare and energy.

We made limited changes to Fund holdings over the period. We sold our stake in Hikma Pharmaceuticals as we concluded that the outlook for sales and margins is set to continue to weaken in the near-term. We decided to exit Japanese online player Rakuten, Inc. after a disappointing performance. We also sold U.S. bank Wells Fargo & Company as growing evidence emerged that governance issues are broad-based and will take time to resolve. We initiated a position in Cognex Corp., a U.S. robotic firm, led by founder/chairman Dr. Robert Shillman. It is a leading player in the adoption of machine vision and recognition, which is used in factory automation. We also bought Start Today Co. Ltd., an innovative and fast growing Japanese online fashion platform founded by president and creative director Yusaku Maezawa.

What helped performance during the six-month period ended April 30, 2018:

•	Japanese cosmetics manufacturer Kose Corp. was lifted by robust sales of its cosmetics products, with both Asia and the U.S. performing well.

•

E-commerce behemoth Amazon.com, Inc. delivered strong revenue and profits against elevated expectations, which boosted investor confidence. The company revealed it counts now over 100 million Prime members globally.

•	U.S. medical device company Dexcom, Inc., focused on diabetes, rebounded strongly after a number of positive news stories highlighted its competitive advantage.

•	Chinese sportswear manufacturer Anta Sports Products Ltd. posted strong sales growth in China.

What hurt performance during the six-month period ended April 30, 2018:

•

Softbank Group Corp.’s discount to its sum-of-the-parts valuation widened as investors grew uneasy at the increasingly complex conglomerate. We think the company’s strategic moves (particularly in technology) will unlock value in the long term and patient investors will be rewarded.

•	Information technology security player Check Point Software Technologies Ltd. disappointed with a muted outlook.

•

South African media conglomerate Naspers Ltd. moved lower on the back of developments in a number of its subsidiaries (in particular weaker gaming trends at Chinese Tencent) and generally due to a more cautious investor sentiment.

•	Global healthcare group Fresenius SE retreated as pricing pressure weighed on performance in the U.S. market.

Sector Weightings as of April 30, 2018	Market Value	% of Net Assets
Information Technology	$6,504,661	23.0%
Financials	4,932,169	17.4
Consumer Discretionary	4,725,120	16.7
Consumer Staples	3,385,886	12.0
Health Care	2,801,149	9.9
Industrials	1,920,089	6.8
Energy	1,565,313	5.5
Materials	1,431,759	5.1
Telecommunication Services	767,502	2.7
Cash and Other	260,644	0.9

		100.0%

Holdings are subject to change without notice.

1290 GLOBAL TALENTS FUND (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period* 11/1/17 - 4/30/18
Class A
Actual	$1,000.00	$1,066.72	$6.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class I
Actual	1,000.00	1,068.71	5.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class R
Actual	1,000.00	1,066.18	7.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.36	7.50

*  Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 1.25%, 1.00% and 1.50%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS

April 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Belgium (1.4%)
Anheuser-Busch InBev SA/NV	4,008	$396,830

Chile (2.2%)
Antofagasta plc	46,362	616,704

China (5.6%)
Alibaba Group Holding Ltd. (ADR)*	4,096	731,300
ANTA Sports Products Ltd.	151,000	862,203

		1,593,503

Finland (1.4%)
Sampo OYJ, Class A	7,234	389,120

France (5.8%)
Dassault Systemes SE	5,714	737,918
Financiere de L’Odet SA	474	530,057
Publicis Groupe SA	4,975	371,829

		1,639,804

Germany (4.5%)
Fresenius SE & Co. KGaA	7,857	599,848
Henkel AG & Co. KGaA (Preference) (q)	5,322	677,016

		1,276,864

Israel (1.8%)
Check Point Software Technologies Ltd.*	5,271	508,704

Japan (12.1%)
Kose Corp.	4,900	905,669
SoftBank Group Corp.	9,900	767,502
Start Today Co. Ltd.	15,500	447,395
THK Co. Ltd.	18,600	650,410
Unicharm Corp.	23,600	663,331

		3,434,307

Mexico (3.5%)
Fomento Economico Mexicano SAB de CV	36,900	356,687
Regional SAB de CV	98,500	629,278

		985,965

Peru (2.0%)
Credicorp Ltd.	2,427	564,253

South Africa (2.6%)
Naspers Ltd., Class N	3,057	745,923

Spain (1.3%)
Industria de Diseno Textil SA	11,663	361,265

Switzerland (2.3%)
Roche Holding AG	2,900	643,399

United Kingdom (1.4%)
Reckitt Benckiser Group plc	4,928	386,353

United States (51.2%)
Alphabet, Inc., Class A*	758	772,084
Amazon.com, Inc.*	718	1,124,481
Apple, Inc.	6,024	995,526
Bank of the Ozarks, Inc.*	15,814	740,095
Berkshire Hathaway, Inc., Class B*	4,913	951,796

BlackRock, Inc.	1,130	589,295
Charles Schwab Corp. (The)	19,187	1,068,332
Cognex Corp.	9,251	427,859
Concho Resources, Inc.*	4,744	745,804
DexCom, Inc.*	9,933	726,897
Ecolab, Inc.	5,630	815,055
EOG Resources, Inc.	6,935	819,509
Facebook, Inc., Class A*	4,417	759,724
FedEx Corp.	2,992	739,622
IPG Photonics Corp.*	3,406	725,580
O’Reilly Automotive, Inc.*	1,192	305,235
Proofpoint, Inc.*	4,804	566,584
QUALCOMM, Inc.	5,477	279,382
Starbucks Corp.	8,803	506,789
Stryker Corp.	4,905	831,005

		14,490,654

Total Investments in Securities (99.1%) (Cost $21,361,077)		28,033,648
Other Assets Less Liabilities (0.9%)		260,644

Net Assets (100%)		$28,294,292

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR	— American Depositary Receipt

Sector Weightings as of April 30, 2018	Market Value	% of Net Assets
Information Technology	$6,504,661	23.0%
Financials	4,932,169	17.4
Consumer Discretionary	4,725,120	16.7
Consumer Staples	3,385,886	12.0
Health Care	2,801,149	9.9
Industrials	1,920,089	6.8
Energy	1,565,313	5.5
Materials	1,431,759	5.1
Telecommunication Services	767,502	2.7
Cash and Other	260,644	0.9

		100.0%

Holdings are subject to change without notice.

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,936,505	$2,788,615	$—	$4,725,120
Consumer Staples	356,687	3,029,199	—	3,385,886
Energy	1,565,313	—	—	1,565,313
Financials	4,543,049	389,120	—	4,932,169
Health Care	1,557,902	1,243,247	—	2,801,149
Industrials	739,622	1,180,467	—	1,920,089
Information Technology	5,766,743	737,918	—	6,504,661
Materials	815,055	616,704	—	1,431,759
Telecommunication Services	—	767,502	—	767,502

Total Assets	$17,280,876	$10,752,772	$—	$28,033,648

Total Liabilities	$—	$—	$—	$—

Total	$17,280,876	$10,752,772	$—	$28,033,648

There were no transfers between Levels 1, 2 or 3 during the six months ended April 30, 2018.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Forward Foreign Currency Contracts
Foreign exchange contracts	$(6,068)

^ The Fund held forward foreign currency contracts as hedging.

The Fund held forward foreign currency contracts with an average settlement value of approximately $10,000 for 5 days during the six months ended April 30, 2018.

Investment security transactions for the six months ended April 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,117,651
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,776,180

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,075,864
Aggregate gross unrealized depreciation	(403,389)

Net unrealized appreciation	$6,672,475

Federal income tax cost of investments in securities and derivative instruments, if applicable	$21,361,173

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $21,361,077)	$28,033,648
Cash	180,248
Dividends, interest and other receivables	96,078
Prepaid registration and filing fees	32,197
Receivable for Fund shares sold	15,000
Other assets	1,656

Total assets	28,358,827

LIABILITIES
Transfer agent fees payable	5,088
Investment advisory fees payable	4,968
Administrative fees payable	3,479
Trustees’ fees payable	294
Distribution fees payable – Class A	241
Distribution fees payable – Class R	54
Accrued expenses	50,411

Total liabilities	64,535

NET ASSETS	$28,294,292

Net assets were comprised of:
Paid in capital	$21,504,815
Accumulated undistributed net investment income (loss)	70,758
Accumulated undistributed net realized gain (loss)	46,185
Net unrealized appreciation (depreciation)	6,672,534

Net assets	$28,294,292

Class A
Net asset value and redemption price per share, $1,200,432 / 90,454 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.27
Maximum sales charge (5.50% of offering price)	0.77

Maximum offering price per share	$14.04

Class I
Net asset value and redemption price per share, $26,961,651 / 2,024,155 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.32

Class R
Net asset value and redemption price per share, $132,209 / 10,009 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.21

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $13,586 foreign withholding tax)	$211,593
Interest	2,048

Total income	213,641

EXPENSES
Investment advisory fees	109,969
Professional fees	40,890
Administrative fees	20,619
Registration and filing fees	17,957
Transfer agent fees	14,130
Printing and mailing expenses	8,150
Custodian fees	5,786
Trustees’ fees	1,471
Distribution fees – Class A	1,226
Distribution fees – Class R	326
Miscellaneous	11,958

Gross expenses	232,482
Less: Waiver from investment adviser	(93,418)

Net expenses	139,064

NET INVESTMENT INCOME (LOSS)	74,577

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	121,818
Forward foreign currency contracts	(6,068)
Foreign currency transactions	5,652

Net realized gain (loss)	121,402

Change in unrealized appreciation (depreciation) on:
Investments in securities	1,575,696
Foreign currency translations	(371)

Net change in unrealized appreciation (depreciation)	1,575,325

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,696,727

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,771,304

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$74,577	$18,624
Net realized gain (loss)	121,402	(77,109)
Net change in unrealized appreciation (depreciation)	1,575,325	4,489,812

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,771,304	4,431,327

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(33,488)	(11,303)

	(33,488)	(11,303)

Distributions from net realized capital gains
Class A	—	(400)
Class I	—	(79,321)
Class R	—	(400)

	—	(80,121)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(33,488)	(91,424)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 27,481 and 54,934 shares, respectively ]	363,786	651,538
Capital shares issued in reinvestment of dividends [ 0 and 0# shares, respectively ]	—	— ##
Capital shares repurchased [ (1,584) and (387) shares, respectively ]	(21,520)	(4,720)

Total Class A transactions	342,266	646,818

Class I
Capital shares sold [ 20,490 and 25,104 shares, respectively ]	277,949	288,617
Capital shares issued in reinvestment of dividends [ 33 and 13 shares, respectively ]	422	138
Capital shares repurchased [ (2) and (2,117) shares, respectively ]	(26)	(25,662)

Total Class I transactions	278,345	263,093

Class R
Capital shares issued in reinvestment of dividends [ 0 and 0# shares, respectively ]	—	— ##

Total Class R transactions	—	— ##

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	620,611	909,911

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,358,427	5,249,814
NET ASSETS:
Beginning of period	25,935,865	20,686,051

End of period (a)	$28,294,292	$25,935,865

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$70,758	$29,669

# Number of shares is less than 0.5.
## Amount is less than $0.50.

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	April 11, 2016* to October 31, 2016
Net asset value, beginning of period	$12.44	$10.33	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	(0.03)	(0.01)
Net realized and unrealized gain (loss)	0.80	2.18	0.34

Total from investment operations	0.83	2.15	0.33

Less distributions:
Distributions from net realized gains	—	(0.04)	—

Net asset value, end of period	$13.27	$12.44	$10.33

Total return (b)	6.67%	20.89%	3.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,200	$803	$103
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%	1.27%	1.40%
Before waivers and reimbursements (a)(f)	1.93%	2.13%	2.31%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.43%	(0.25)%	(0.19	)%(l)
Before waivers and reimbursements (a)(f)	(0.25)%	(1.11)%	(1.10	)%(l)
Portfolio turnover rate (z)^	10%	18%	11%

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	April 11, 2016* to October 31, 2016
Net asset value, beginning of period	$12.48	$10.34	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.01	—	#
Net realized and unrealized gain (loss)	0.82	2.18	0.34

Total from investment operations	0.86	2.19	0.34

Less distributions:
Dividends from net investment income	(0.02)	(0.01)	—
Distributions from net realized gains	—	(0.04)	—

Total dividends and distributions	(0.02)	(0.05)	—

Net asset value, end of period	$13.32	$12.48	$10.34

Total return (b)	6.87%	21.23%	3.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26,962	$25,009	$20,479
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%	1.05%	1.15%
Before waivers and reimbursements (a)(f)	1.68%	1.92%	2.06%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.55%	0.09%	0.06	%(l)
Before waivers and reimbursements (a)(f)	(0.13)%	(0.79)%	(0.85	)%(l)
Portfolio turnover rate (z)^	10%	18%	11%

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	April 11, 2016* to October 31, 2016
Net asset value, beginning of period	$12.39	$10.31	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.05)	(0.03)
Net realized and unrealized gain (loss)	0.82	2.17	0.34

Total from investment operations	0.82	2.12	0.31

Less distributions:
Distributions from net realized gains	—	(0.04)	—

Net asset value, end of period	$13.21	$12.39	$10.31

Total return (b)	6.62%	20.64%	3.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$132	$124	$103
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.50%	1.55%	1.65%
Before waivers and reimbursements (a)(f)	2.18%	2.42%	2.56%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.05%	(0.41)%	(0.44	)%(l)
Before waivers and reimbursements (a)(f)	(0.63)%	(1.29)%	(1.35	)%(l)
Portfolio turnover rate (z)^	10%	18%	11%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 HIGH YIELD BOND FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISER

➢	AXA Investment Managers, Inc.

PERFORMANCE RESULTS

Total Returns as of 4/30/18
			6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge		0.23%	2.97%	3.63%
	with Sales Charge (a	)	(4.28)	(1.67)	2.27
Fund – Class I Shares*			0.34	3.32	3.92
Fund – Class R Shares*			0.13	2.84	3.39
Fund – Class T Shares*†	without Sales Charge		0.34	3.21	3.89
	with Sales Charge (b	)	(2.17)	0.62	3.12
ICE BofAML U.S. High Yield Index			(0.23)	3.21	4.80

*   Date of inception 11/12/14.

†   Class T Shares currently are not offered for sale.

(a)  A 4.50% front-end sales charge was deducted.

(b)  A 2.50% front-end sales charge was deducted.

     Returns for periods less than one year are not annualized

     Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — AXA Investment Managers, Inc.

The high yield market posted a modestly negative return in the six-month period ended April 30, 2018, as the ICE BofAML U.S. High Yield Index generated a total return of -0.23% for the period. While the macro backdrop was generally positive, returns for the period were driven by volatility in the equity markets and investor concern over the path of interest rates. Flows into the high yield market were negative for the six-month ended April 30, 2018, with $27.4 billion of outflows for the period. Flows were negative for all months but April, which saw a $1.1 billion inflow. Flows during the period were particularly hampered by a $12.3 billion outflow in February, the second largest monthly outflow on record. The primary market priced $142.3 billion in new issuance, down from the $153.5 billion priced during the same period last year. In the six-month period ended April 30, 2018, there was $22.5 billion of high yield default volume, materially higher than the $9.4 billion of high yield default volume in the same period last year. The par weighted high yield default rate ended the period at 2.26% versus 1.41% at the end of the prior period.

For the six-month period ended April 30, 2018, high yield bonds underperformed U.S. equities (S&P 500® Index 3.82%) but outperformed U.S. Treasuries (-1.77%) and U.S. Investment Grade Corporates (-2.34%). Within U.S high yield, returns were driven by the lower end of the credit quality spectrum, as lower quality CCC-and-lower rated credits (2.43%) outperformed higher quality B-rated (0.30%) and BB-rated credits (-1.43%). From a sector perspective, 7 of the 18 industry sectors posted positive total returns for the period. On a relative basis, energy (1.43%), transportation (0.83%) and financial services (0.79%) were the best performing sectors while automotive (-3.38%), consumer goods (-2.50%), and banking (-2.23%) were the worst performing sectors. During the period, high yield spreads relative to Treasuries modestly tightened from 351 basis points (1 basis point = 1/100 of 1%) as of October 31, 2018 to 346 basis points on April 30, 2018, a decrease of 5 basis points. The yield-to-worst (the rate of return generated assuming a bond is redeemed by the issuer on the least desirable date for the investor) for the high yield market ended the period at 6.28%, compared to 5.52% at the start of the period. The average price of the high yield market ended the period at $98.70, down from $101.58 at the start of the period.

Credit ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All Fund securities except for those labeled “Not Rated” and “Other” have been rated by Moody’s, S&P or Fitch, which are each a Nationally Recognized Statistical Rating Organization (“NRSRO”). All Index securities except for those labeled “Not Rated” have been rated by Moody’s or S&P. Credit ratings are subject to change. One cannot invest directly into an index.

Fund Highlights

The 1290 High Yield Bond Fund outperformed its benchmark, the ICE BofAML U.S. High Yield Index during the six-month period ended April 30, 2018. During the period, the Fund’s macro risk positioning had a positive impact on relative performance. Both the underweight to better quality, more interest rate sensitive securities and the overweight to the more defensive short duration portion of the market positively impacted Fund performance. The Fund’s relative outperformance was also driven by positive security selection within several portions of the market. These positive effects were partially offset by negative security selection within the highest yielding segment of the market during the period. Fund performance benefitted from participation in multiple new issues during the period, which performed well post pricing.

From a sector perspective, the Fund’s relative outperformance was driven primarily by positive security selection. The Fund experienced positive security selection within a number of sectors including services, basic industry, retail, healthcare and technology. These

1290 HIGH YIELD BOND FUND (Unaudited)

positive effects were partially offset by negative security selection within the automotive sector driven by the Fund’s position in American Tire Distributors, Inc. bonds, which underperformed. In addition, the Fund’s underweight positioning within the banking sector and its overweight positioning within the healthcare sector both contributed to the outperformance during the period.

What helped performance during the six-month period ended April 30, 2018:

•	The top contributors to return for the period were debt positions in Staples, Inc., Rite Aid Corp. and Ellucian Company L.P.

•

Staples (Arch Merger Sub Inc.) is the largest business supplies distributor in the U.S. Staples bonds were a top contributor to return during the period. Staples reported better than expected earnings for its most recent quarter, causing the bonds to rebound after trading lower in 2018 due to concerns regarding Amazon entering the industry.

•

Rite Aid operates a retail drugstore chain. Rite Aid bonds were a top contributor due to the company announcing a merger with Albertsons during the period, which may result in these bonds being called. Also, Rite Aid has continued to use asset sale proceeds to reduce debt.

•

Ellucian (Ensemble S Merger Sub, Inc.) provides technology solutions and related services to higher education institutions. Ellucian’s bonds were a top contributor to return as the company reported solid earnings results for the most recent quarter.

What hurt performance during the six-month period ended April 30, 2018:

•	The bottom contributors to return for the period were debt positions in American Tire Distributors, Inc., Sanchez Energy Corp. and Altice Luxembourg SA.

•

American Tire Distributors is the largest wholesale distributor of replacement tires in North America. American Tire Distributors bonds traded lower after the company announced the unexpected loss of a major tire supplier, which could lead to a significant loss in revenue for the company.

•

Sanchez Energy is an exploration and production company with assets located in the Eagle Ford Shale region in Texas. Sanchez Energy bonds were a bottom contributor to return due to the company issuing a new secured bond during the period.

•

Altice Luxembourg is a holding company which owns telecommunications and cable operations in France, Portugal, the Dominican Republic and other geographies. The Altice Luxembourg bonds were negatively impacted by a modestly worse than expected quarterly earnings report from the company’s French operations and management commentary regarding continued earnings challenges in the near term.

Sector Weightings as of April 30, 2018	% of Net Assets
Energy	14.2%
Industrials	13.9
Health Care	13.4
Information Technology	12.3
Consumer Discretionary	11.9
Telecommunication Services	10.7
Materials	7.2
Consumer Staples	5.5
Financials	3.9
Investment Company	1.4
Real Estate	1.4
Utilities	1.1
Cash and Other	3.1

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

1290 HIGH YIELD BOND FUND (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period* 11/1/17 - 4/30/18
Class A
Actual	$1,000.00	$1,002.33	$5.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class I
Actual	1,000.00	1,003.44	3.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class R
Actual	1,000.00	1,001.29	6.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51
Class T**
Actual	1,000.00	1,003.44	3.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

*  Expenses are equal to the Fund’s Class A, I, R and T shares annualized expense ratios of 1.05%, 0.80%, 1.30% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

** Class T shares currently are not offered for sale.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (95.5%)
Consumer Discretionary (11.9%)
Auto Components (0.5%)
Icahn Enterprises LP
6.000%, 8/1/20	$78,000	$79,661
6.375%, 12/15/25	82,000	82,410

		162,071

Distributors (0.9%)
American Tire Distributors, Inc.
10.250%, 3/1/22§	274,000	145,056
Univar USA, Inc.
6.750%, 7/15/23§	148,000	153,180

		298,236

Hotels, Restaurants & Leisure (2.8%)
1011778 BC ULC
4.625%, 1/15/22§	225,000	225,562
5.000%, 10/15/25§	135,000	130,612
Boyne USA, Inc.
7.250%, 5/1/25 (b)§	35,000	35,963
Eldorado Resorts, Inc.
7.000%, 8/1/23	114,000	120,413
LTF Merger Sub, Inc.
8.500%, 6/15/23§	212,000	221,010
MGM Resorts International
8.625%, 2/1/19	85,000	88,162
Scientific Games International, Inc.
10.000%, 12/1/22	34,000	36,689
Silversea Cruise Finance Ltd.
7.250%, 2/1/25§	57,000	60,278

		918,689

Household Durables (0.2%)
William Lyon Homes, Inc.
6.000%, 9/1/23 (b)§	74,000	73,815

Media (6.0%)
Altice Luxembourg SA
7.750%, 5/15/22§	200,000	191,750
Cequel Communications Holdings I LLC
5.125%, 12/15/21§	121,000	120,849
DISH DBS Corp.
7.875%, 9/1/19	162,000	167,669
5.875%, 7/15/22	112,000	103,152
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	104,000	101,920
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24§	174,000	161,820
Meredith Corp.
6.875%, 2/1/26§	132,000	133,320
MHGE Parent LLC
8.500%, 8/1/19 PIK§	191,000	191,000
National CineMedia LLC
6.000%, 4/15/22	92,000	93,380
Sirius XM Radio, Inc.
6.000%, 7/15/24§	115,000	118,186
Tribune Media Co.
5.875%, 7/15/22	48,000	48,660
Unitymedia GmbH
6.125%, 1/15/25§	200,000	210,500
Ziggo Bond Finance BV
6.000%, 1/15/27§	200,000	187,000
Ziggo Secured Finance BV
5.500%, 1/15/27§	200,000	188,500

		2,017,706

Multiline Retail (0.1%)
Cumberland Farms, Inc.
6.750%, 5/1/25§	45,000	46,688

Specialty Retail (1.4%)
L Brands, Inc.
6.750%, 7/1/36	72,000	67,545
Penske Automotive Group, Inc.
5.750%, 10/1/22	78,000	79,950
Staples, Inc.
8.500%, 9/15/25§	335,000	313,225

		460,720

Total Consumer Discretionary		3,977,925

Consumer Staples (5.5%)
Food & Staples Retailing (1.2%)
Fresh Market, Inc. (The)
9.750%, 5/1/23§	106,000	60,818
Rite Aid Corp.
6.750%, 6/15/21	114,000	116,138
6.125%, 4/1/23§	206,000	209,089

		386,045

Food Products (3.2%)
Clearwater Seafoods, Inc.
6.875%, 5/1/25§	83,000	79,473
JBS USA Lux SA
5.750%, 6/15/25§	195,000	183,241
6.750%, 2/15/28§	151,000	144,393
Lamb Weston Holdings, Inc.
4.875%, 11/1/26§	87,000	86,461
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	158,000	150,890
Post Holdings, Inc.
5.750%, 3/1/27§	175,000	171,115
5.625%, 1/15/28§	78,000	74,295
Sigma Holdco BV
7.875%, 5/15/26 (b)§	200,000	200,500

		1,090,368

Household Products (0.4%)
Spectrum Brands, Inc.
6.625%, 11/15/22	135,000	139,725

Personal Products (0.7%)
First Quality Finance Co., Inc.
4.625%, 5/15/21§	70,000	69,300
Prestige Brands, Inc.
6.375%, 3/1/24§	161,000	161,805

		231,105

Total Consumer Staples		1,847,243

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Energy (14.2%)
Energy Equipment & Services (0.6%)
Nabors Industries, Inc.
5.750%, 2/1/25§	$106,000	$100,435
Precision Drilling Corp.
7.750%, 12/15/23	106,000	110,505

		210,940

Oil, Gas & Consumable Fuels (13.6%)
American Midstream Partners LP
8.500%, 12/15/21§	252,000	251,528
Antero Resources Corp.
5.625%, 6/1/23	117,000	119,492
Ascent Resources Utica Holdings LLC
10.000%, 4/1/22§	92,000	98,900
Berry Petroleum Co. LLC
7.000%, 2/15/26§	75,000	76,785
Blue Racer Midstream LLC
6.125%, 11/15/22§	246,000	252,149
Calumet Specialty Products Partners LP
7.625%, 1/15/22	181,000	177,833
Crestwood Midstream Partners LP
6.250%, 4/1/23	124,000	126,170
CrownRock LP
5.625%, 10/15/25§	142,000	140,580
Delek Logistics Partners LP
6.750%, 5/15/25§	175,000	176,531
Endeavor Energy Resources LP
5.500%, 1/30/26§	56,000	56,090
Genesis Energy LP
5.625%, 6/15/24	136,000	129,200
6.500%, 10/1/25	213,000	207,674
Gulfport Energy Corp.
6.375%, 1/15/26	110,000	105,490
Holly Energy Partners LP
6.000%, 8/1/24§	56,000	56,280
Oasis Petroleum, Inc.
6.875%, 3/15/22	96,000	98,640
6.250%, 5/1/26 (b)§	112,000	112,000
Parsley Energy LLC
6.250%, 6/1/24§	128,000	133,120
5.625%, 10/15/27§	96,000	97,320
PBF Holding Co. LLC
7.000%, 11/15/23	94,000	97,290
PBF Logistics LP
6.875%, 5/15/23§	70,000	70,700
6.875%, 5/15/23	214,000	216,139
PDC Energy, Inc.
5.750%, 5/15/26§	116,000	116,731
Range Resources Corp.
5.750%, 6/1/21	85,000	87,125
RSP Permian, Inc.
6.625%, 10/1/22	231,000	241,106
Sanchez Energy Corp.
6.125%, 1/15/23	173,000	124,941
7.250%, 2/15/23§	100,000	101,500
SemGroup Corp.
5.625%, 7/15/22	154,000	148,995
5.625%, 11/15/23	100,000	94,250
SM Energy Co.
6.750%, 9/15/26	109,000	111,049
Southern Star Central Corp.
5.125%, 7/15/22§	110,000	111,931
Southwestern Energy Co.
7.750%, 10/1/27	125,000	129,219
Summit Midstream Holdings LLC
5.500%, 8/15/22	150,000	145,500
Targa Resources Partners LP
6.750%, 3/15/24	155,000	162,363
TransMontaigne Partners LP
6.125%, 2/15/26	100,000	99,500
Whiting Petroleum Corp.
6.625%, 1/15/26§	64,000	65,843

		4,539,964

Total Energy		4,750,904

Financials (3.9%)
Banks (0.2%)
CIT Group, Inc.
5.250%, 3/7/25	66,000	67,406

Capital Markets (0.3%)
Eagle Holding Co. II LLC
7.625%, 5/15/22 PIK§	98,000	99,225

Consumer Finance (1.2%)
Ally Financial, Inc.
4.625%, 5/19/22	92,000	92,196
Enova International, Inc.
9.750%, 6/1/21	51,000	53,550
8.500%, 9/1/24§	110,000	116,875
TMX Finance LLC
8.500%, 9/15/18§	137,000	130,451

		393,072

Insurance (1.2%)
Hub Holdings LLC
8.125%, 7/15/19 PIK§	175,000	175,525
HUB International Ltd.
7.875%, 10/1/21§	125,000	130,275
7.000%, 5/1/26 (b)§	94,000	94,122

		399,922

Thrifts & Mortgage Finance (1.0%)
Freedom Mortgage Corp.
8.250%, 4/15/25 (b)§	74,000	73,911
Stearns Holdings LLC
9.375%, 8/15/20§	260,000	263,900

		337,811

Total Financials		1,297,436

Health Care (13.4%)
Biotechnology (0.7%)
Sotera Health Topco, Inc.
8.125%, 11/1/21 PIK§	222,000	224,220

Health Care Equipment & Supplies (1.1%)
Greatbatch Ltd.
9.125%, 11/1/23§	230,000	248,400
Sotera Health Holdings LLC
6.500%, 5/15/23§	132,000	132,000

		380,400

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Providers & Services (8.0%)
Centene Corp.
6.125%, 2/15/24	$159,000	$166,553
Envision Healthcare Corp.
5.625%, 7/15/22	96,000	96,000
6.250%, 12/1/24§	92,000	95,680
HCA, Inc.
7.500%, 2/15/22	195,000	214,499
7.690%, 6/15/25	91,000	101,181
5.875%, 2/15/26	135,000	136,687
4.500%, 2/15/27	128,000	122,560
LifePoint Health, Inc.
5.500%, 12/1/21	123,000	123,615
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	124,000	125,860
NVA Holdings, Inc.
6.875%, 4/1/26 (b)§	133,000	133,998
Polaris Intermediate Corp.
8.500%, 12/1/22 PIK§	224,000	227,360
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 5/1/23§	96,000	100,800
Surgery Center Holdings, Inc.
8.875%, 4/15/21§	95,000	97,613
6.750%, 7/1/25§	92,000	88,320
Team Health Holdings, Inc.
6.375%, 2/1/25§	218,000	190,205
Tenet Healthcare Corp.
7.500%, 1/1/22§	223,000	234,996
5.125%, 5/1/25§	97,000	94,333
7.000%, 8/1/25§	87,000	85,373
WellCare Health Plans, Inc.
5.250%, 4/1/25	95,000	95,485
West Street Merger Sub, Inc.
6.375%, 9/1/25§	142,000	139,515

		2,670,633

Health Care Technology (0.6%)
IQVIA, Inc.
4.875%, 5/15/23§	184,000	185,840

Life Sciences Tools & Services (0.2%)
Charles River Laboratories International, Inc.
5.500%, 4/1/26 (b)§	80,000	81,376

Pharmaceuticals (2.8%)
Endo Finance LLC
7.250%, 1/15/22§	128,000	109,440
inVentiv Group Holdings, Inc.
7.500%, 10/1/24§	140,000	148,750
Valeant Pharmaceuticals International, Inc.
7.500%, 7/15/21§	106,000	107,728
6.125%, 4/15/25§	205,000	184,910
5.500%, 11/1/25§	149,000	148,255
9.250%, 4/1/26 (b)§	216,000	220,320

		919,403

Total Health Care		4,461,872

Industrials (13.9%)
Aerospace & Defense (1.9%)
Bombardier, Inc.
7.500%, 12/1/24§	155,000	163,137
Spirit AeroSystems, Inc.
5.250%, 3/15/22	60,000	61,729
TransDigm, Inc.
5.500%, 10/15/20	107,000	107,268
6.000%, 7/15/22	142,000	144,040
Triumph Group, Inc.
7.750%, 8/15/25	155,000	158,488

		634,662

Airlines (1.0%)
Intrepid Aviation Group Holdings LLC
6.875%, 2/15/19§	328,000	324,917

Building Products (1.5%)
Standard Industries, Inc.
5.500%, 2/15/23§	236,000	243,080
6.000%, 10/15/25§	90,000	93,375
Summit Materials LLC
6.125%, 7/15/23	172,000	175,818

		512,273

Commercial Services & Supplies (3.0%)
ACCO Brands Corp.
5.250%, 12/15/24§	120,000	120,150
APX Group, Inc.
8.875%, 12/1/22(b)§	114,000	117,420
Covanta Holding Corp.
6.375%, 10/1/22	96,000	97,680
Matthews International Corp.
5.250%, 12/1/25§	85,000	83,725
Multi-Color Corp.
6.125%, 12/1/22§	163,000	167,890
4.875%, 11/1/25§	106,000	98,845
Nielsen Finance LLC
5.000%, 4/15/22§	146,000	146,818
Prime Security Services Borrower LLC
9.250%, 5/15/23§	153,000	164,674

		997,202

Construction & Engineering (0.6%)
AECOM Global II LLC
5.000%, 4/1/22	95,000	96,247
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26 (b)§	87,000	87,870

		184,117

Machinery (1.2%)
Novelis Corp.
5.875%, 9/30/26§	136,000	134,640
Welbilt, Inc.
9.500%, 2/15/24	232,000	256,940

		391,580

Professional Services (1.0%)
Jaguar Holding Co. II
6.375%, 8/1/23§	342,000	347,130

Road & Rail (3.2%)
DAE Funding LLC
5.000%, 8/1/24§	168,000	161,406
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	342,000	347,985
Neovia Logistics Services LLC
8.875%, 8/1/20§	245,000	192,325

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Park Aerospace Holdings Ltd.
5.500%, 2/15/24§	$158,000	$153,465
Watco Cos. LLC
6.375%, 4/1/23§	236,000	242,490

		1,097,671

Trading Companies & Distributors (0.5%)
Flexi-Van Leasing, Inc.
10.000%, 2/15/23§	71,000	70,512
International Lease Finance Corp.
6.250%, 5/15/19	80,000	82,560

		153,072

Total Industrials		4,642,624

Information Technology (12.3%)
Communications Equipment (0.5%)
CommScope Technologies LLC
6.000%, 6/15/25§	162,000	166,860

Electronic Equipment, Instruments & Components (0.2%)
Itron, Inc.
5.000%, 1/15/26§	80,000	78,600

Internet Software & Services (2.3%)
GTT Communications, Inc.
7.875%, 12/31/24§	136,000	138,897
Match Group, Inc.
6.375%, 6/1/24	85,000	89,888
5.000%, 12/15/27§	81,000	79,380
Rackspace Hosting, Inc.
8.625%, 11/15/24§	199,000	201,746
Zayo Group LLC
6.000%, 4/1/23	125,000	128,750
5.750%, 1/15/27§	134,000	133,048

		771,709

IT Services (2.4%)
Alliance Data Systems Corp.
5.375%, 8/1/22§	275,000	276,044
Exela Intermediate LLC
10.000%, 7/15/23§	174,000	174,218
First Data Corp.
7.000%, 12/1/23§	193,000	201,936
Gartner, Inc.
5.125%, 4/1/25§	63,000	63,158
Unisys Corp.
10.750%, 4/15/22§	85,000	94,828

		810,184

Software (4.8%)
Ascend Learning LLC
6.875%, 8/1/25§	60,000	61,050
Boxer Parent Co., Inc.
9.000%, 10/15/19 PIK§	167,000	166,478
Change Healthcare Holdings LLC
5.750%, 3/1/25§	235,000	230,300
CURO Financial Technologies Corp.
12.000%, 3/1/22§	301,000	330,844
HNA Ecotech Panorama Cayman Co. Ltd.
8.000%, 4/15/21§	120,000	127,369
Informatica LLC
7.125%, 7/15/23§	120,000	119,700
Solera LLC
10.500%, 3/1/24§	180,000	200,363
Sophia LP
9.000%, 9/30/23§	318,000	334,695

		1,570,799

Technology Hardware, Storage & Peripherals (2.1%)
Dell International LLC
5.875%, 6/15/21§	288,000	295,919
7.125%, 6/15/24§	137,000	145,905
Everi Payments, Inc.
7.500%, 12/15/25§	130,000	132,763
NCR Corp.
4.625%, 2/15/21	75,000	74,859
5.875%, 12/15/21	43,000	43,710

		693,156

Total Information Technology		4,091,308

Materials (7.2%)
Chemicals (4.5%)
Blue Cube Spinco, Inc.
10.000%, 10/15/25	170,000	199,325
Huntsman International LLC
4.875%, 11/15/20	72,000	73,534
INEOS Group Holdings SA
5.625%, 8/1/24§	200,000	202,000
Koppers, Inc.
6.000%, 2/15/25§	101,000	102,894
NOVA Chemicals Corp.
4.875%, 6/1/24§	95,000	91,675
Nufarm Australia Ltd.
6.375%, 10/15/19§	215,000	218,418
5.750%, 4/30/26 (b)§	184,000	183,080
PQ Corp.
6.750%, 11/15/22§	85,000	89,675
5.750%, 12/15/25§	92,000	91,080
Rayonier AM Products, Inc.
5.500%, 6/1/24§	252,000	243,810

		1,495,491

Containers & Packaging (2.4%)
Berry Global, Inc.
5.500%, 5/15/22	96,000	98,458
5.125%, 7/15/23	124,000	124,930
BWAY Holding Co.
5.500%, 4/15/24§	108,000	108,702
7.250%, 4/15/25§	284,000	291,525
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	96,911	97,638
W/S Packaging Holdings, Inc.
9.000%, 4/15/23 (b)§	82,000	83,845

		805,098

Metals & Mining (0.3%)
Aleris International, Inc.
9.500%, 4/1/21§	60,000	62,550
ArcelorMittal
7.250%, 10/15/39	25,000	29,563

		92,113

Total Materials		2,392,702

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
Equinix, Inc. (REIT)
5.875%, 1/15/26	$90,000	$93,150
SBA Communications Corp. (REIT)
4.875%, 9/1/24	90,000	86,738

		179,888

Real Estate Management & Development (0.9%)
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	112,000	110,600
Howard Hughes Corp. (The)
5.375%, 3/15/25§	166,000	165,585

		276,185

Total Real Estate		456,073

Telecommunication Services (10.7%)
Diversified Telecommunication Services (7.3%)
Altice France SA
6.000%, 5/15/22§	200,000	197,120
CCO Holdings LLC
5.250%, 3/15/21	95,000	96,069
5.250%, 9/30/22	97,000	98,455
5.125%, 5/1/23§	263,000	264,235
5.750%, 2/15/26§	145,000	143,913
5.875%, 5/1/27§	280,000	275,099
CenturyLink, Inc.
Series G 6.875%, 1/15/28	90,000	82,683
Series W 6.750%, 12/1/23	96,000	95,820
Cincinnati Bell, Inc.
7.000%, 7/15/24§	167,000	153,206
Frontier Communications Corp.
8.500%, 4/1/26 (b)§	74,000	71,876
Intelsat Jackson Holdings SA
7.250%, 10/15/20	296,000	288,985
Intelsat Luxembourg SA
8.125%, 6/1/23	102,000	63,750
Level 3 Financing, Inc.
5.375%, 8/15/22	228,000	229,186
Sprint Capital Corp.
6.900%, 5/1/19	60,000	61,800
8.750%, 3/15/32	110,000	126,368
Windstream Services LLC
7.750%, 10/15/20	43,000	36,873
8.625%, 10/31/25§	134,000	122,945

		2,408,383

Wireless Telecommunication Services (3.4%)
Digicel Ltd.
6.000%, 4/15/21§	250,000	237,500
Sprint Communications, Inc.
7.000%, 8/15/20	50,000	53,000
Sprint Corp.
7.875%, 9/15/23	240,000	257,112
7.125%, 6/15/24	66,000	68,396
7.625%, 3/1/26	155,000	163,339
T-Mobile USA, Inc.
6.000%, 3/1/23	171,000	177,199
6.000%, 4/15/24	64,000	66,963
6.375%, 3/1/25	94,000	98,352
5.375%, 4/15/27	20,000	20,188

		1,142,049

Total Telecommunication Services		3,550,432

Utilities (1.1%)
Independent Power and Renewable Electricity Producers (0.9%)
Calpine Corp.
5.750%, 1/15/25	155,000	142,228
NRG Energy, Inc.
6.250%, 7/15/22	60,000	61,575
Talen Energy Supply LLC
4.600%, 12/15/21	88,000	74,800

		278,603

Water Utilities (0.2%)
Core & Main LP
6.125%, 8/15/25§	81,000	79,583

Total Utilities		358,186

Total Corporate Bonds		31,826,705

Total Long-Term Debt Securities (95.5%) (Cost $32,167,925)		31,826,705

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	473,779	473,827

Total Short-Term Investment (1.4%) (Cost $473,788)		473,827

Total Investments in Securities (96.9%) (Cost $32,641,713)		32,300,532
Other Assets Less Liabilities (3.1%)		1,028,082

Net Assets (100%)		$33,328,614

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2018, the market value of these securities amounted to $21,916,484 or 65.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Rule 144A Illiquid Security. At April 30, 2018, the market value of these securities amounted to $1,570,096 or 4.7% of net assets.

Glossary:

PIK	— Payment-in Kind Security

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$3,977,925	$—	$3,977,925
Consumer Staples	—	1,847,243	—	1,847,243
Energy	—	4,750,904	—	4,750,904
Financials	—	1,297,436	—	1,297,436
Health Care	—	4,461,872	—	4,461,872
Industrials	—	4,642,624	—	4,642,624
Information Technology	—	4,091,308	—	4,091,308
Materials	—	2,392,702	—	2,392,702
Real Estate	—	456,073	—	456,073
Telecommunication Services	—	3,550,432	—	3,550,432
Utilities	—	358,186	—	358,186
Short-Term Investment
Investment Company	473,827	—	—	473,827

Total Assets	$473,827	$31,826,705	$—	$32,300,532

Total Liabilities	$—	$—	$—	$—

Total	$473,827	$31,826,705	$—	$32,300,532

There were no transfers between Levels 1, 2 or 3 during the six months ended April 30, 2018.

The Fund held no derivatives contracts during the six months ended April 30, 2018.

Investment security transactions for the six months ended April 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,387,851
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,634,968

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$379,398
Aggregate gross unrealized depreciation	(722,152)

Net unrealized depreciation	$(342,754)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$32,643,286

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $32,641,713)	$32,300,532
Cash	895,656
Dividends, interest and other receivables	551,944
Receivable for Fund shares sold	98,662
Receivable for securities sold	37,800
Prepaid registration and filing fees	27,128
Other assets	535

Total assets	33,912,257

LIABILITIES
Payable for securities purchased	377,338
Dividends and distributions payable	125,146
Transfer agent fees payable	8,035
Payable for Fund shares redeemed	7,548
Administrative fees payable	2,246
Distribution fees payable – Class A	400
Distribution fees payable – Class R	96
Accrued expenses	62,834

Total liabilities	583,643

NET ASSETS	$33,328,614

Net assets were comprised of:
Paid in capital	$35,944,894
Accumulated undistributed net investment income (loss)	(132,838)
Accumulated undistributed net realized gain (loss)	(2,142,261)
Net unrealized appreciation (depreciation)	(341,181)

Net assets	$33,328,614

Class A
Net asset value and redemption price per share, $2,028,910 / 222,677 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.11
Maximum sales charge (4.50% of offering price)	0.43

Maximum offering price per share	$9.54

Class I
Net asset value and redemption price per share, $30,936,864 / 3,393,967 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.12

Class R
Net asset value and redemption price per share, $233,500 / 25,639 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.11

Class T**
Net asset value and redemption price per share, $129,340 / 14,192 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.11
Maximum sales charge (2.50% of offering price)	0.23

Maximum offering price per share	$9.34

**	Class T shares currently are not offered for sale.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$1,032,887
Dividends	3,056

Total income	1,035,943

EXPENSES
Investment advisory fees	98,134
Professional fees	53,149
Administrative fees	24,533
Transfer agent fees	22,223
Registration and filing fees	21,674
Printing and mailing expenses	9,716
Custodian fees	4,959
Distribution fees – Class A	2,218
Trustees’ fees	1,756
Distribution fees – Class R	578
Distribution fees – Class T**	163
Miscellaneous	12,560

Gross expenses	251,663
Less: Waiver from investment adviser	(117,875)
Waiver from distributor	(163)

Net expenses	133,625

NET INVESTMENT INCOME (LOSS)	902,318

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	71,226
Net change in unrealized appreciation (depreciation) on investments in securities	(868,153)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(796,927)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$105,391

**	Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$902,318	$1,669,790
Net realized gain (loss)	71,226	(323,232)
Net change in unrealized appreciation (depreciation)	(868,153)	1,356,734

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	105,391	2,703,292

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(48,482)	(29,312)
Class I	(844,474)	(1,610,575)
Class R	(5,885)	(10,366)
Class T**	(3,579)	(7,245)

	(902,420)	(1,657,498)

Return of capital
Class A	—	(316)
Class I	—	(17,372)
Class R	—	(112)
Class T**	—	(78)

	—	(17,878)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(902,420)	(1,675,376)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 154,563 and 49,493 shares, respectively ]	1,437,038	460,006
Capital shares issued in reinvestment of dividends [ 4,685 and 2,013 shares, respectively ]	43,139	18,727
Capital shares repurchased [ (12,569) and (14,921) shares, respectively ]	(116,184)	(139,448)

Total Class A transactions	1,363,993	339,285

Class I
Capital shares sold [ 190,601 and 194,981 shares, respectively ]	1,771,900	1,810,794
Capital shares issued in reinvestment of dividends [ 10,013 and 9,568 shares, respectively ]	92,238	88,937
Capital shares repurchased [ (39,849) and (45,605) shares, respectively ]	(368,934)	(425,841)

Total Class I transactions	1,495,204	1,473,890

Class R
Capital shares sold [ 2,383 and 1,739 shares, respectively ]	22,132	16,288
Capital shares issued in reinvestment of dividends [ 94 and 31 shares, respectively ]	869	287
Capital shares repurchased [ (202) and (1) shares, respectively ]	(1,858)	(10)

Total Class R transactions	21,143	16,565

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,880,340	1,829,740

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,083,311	2,857,656
NET ASSETS:
Beginning of period	31,245,303	28,387,647

End of period (a)	$33,328,614	$31,245,303

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(132,838)	$(132,736)

** Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,		November 12, 2014* to October 31, 2015
Class A		2017	2016
Net asset value, beginning of period	$9.33	$9.01	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24	0.49	0.61	0.59
Net realized and unrealized gain (loss)	(0.22)	0.32	(0.09)	(0.84)

Total from investment operations	0.02	0.81	0.52	(0.25)

Less distributions:
Dividends from net investment income	(0.24)	(0.48)	(0.65)	(0.60)
Return of capital	—	(0.01)	(0.01)	—

Total dividends and distributions	(0.24)	(0.49)	(0.66)	(0.60)

Net asset value, end of period	$9.11	$9.33	$9.01	$9.15

Total return (b)	0.23%	9.20%	6.17%	(2.62)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,029	$709	$355	$8,372
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%	1.06%	1.06%	1.05%
Before waivers and reimbursements (a)(f)	1.77%	1.84%	1.81%	2.45%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.29%	5.26%	7.06%	6.39	%(l)
Before waivers and reimbursements (a)(f)	4.57%	4.48%	6.31%	4.99	%(l)
Portfolio turnover rate (z)^	24%	54%	79%	57%

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,		November 12, 2014* to October 31, 2015
Class I		2017	2016
Net asset value, beginning of period	$9.34	$9.01	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25	0.52	0.58	0.62
Net realized and unrealized gain (loss)	(0.22)	0.33	(0.04)	(0.85)

Total from investment operations	0.03	0.85	0.54	(0.23)

Less distributions:
Dividends from net investment income	(0.25)	(0.51)	(0.67)	(0.62)
Return of capital	—	(0.01)	(0.01)	—

Total dividends and distributions	(0.25)	(0.52)	(0.68)	(0.62)

Net asset value, end of period	$9.12	$9.34	$9.01	$9.15

Total return (b)	0.34%	9.58%	6.44%	(2.39)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,937	$30,185	$27,710	$8,395
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.80%	0.82%	0.84%	0.80%
Before waivers and reimbursements (a)(f)	1.52%	1.58%	1.53%	2.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.53%	5.55%	6.62%	6.64	%(l)
Before waivers and reimbursements (a)(f)	4.81%	4.79%	5.94%	5.24	%(l)
Portfolio turnover rate (z)^	24%	54%	79%	57%

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,		November 12, 2014* to October 31, 2015
Class R		2017	2016
Net asset value, beginning of period	$9.33	$9.01	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23	0.47	0.59	0.57
Net realized and unrealized gain (loss)	(0.22)	0.32	(0.10)	(0.85)

Total from investment operations	0.01	0.79	0.49	(0.28)

Less distributions:
Dividends from net investment income	(0.23)	(0.46)	(0.62)	(0.57)
Return of capital	—	(0.01)	(0.01)	—

Total dividends and distributions	(0.23)	(0.47)	(0.63)	(0.57)

Net asset value, end of period	$9.11	$9.33	$9.01	$9.15

Total return (b)	0.13%	8.95%	5.91%	(2.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$234	$218	$195	$8,339
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.30%	1.32%	1.31%	1.30%
Before waivers and reimbursements (a)(f)	2.02%	2.08%	2.06%	2.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.03%	5.05%	6.83%	6.14	%(l)
Before waivers and reimbursements (a)(f)	4.31%	4.28%	6.08%	4.74	%(l)
Portfolio turnover rate (z)^	24%	54%	79%	57%

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,		November 12, 2014* to October 31, 2015
Class T**		2017	2016
Net asset value, beginning of period	$9.33	$9.01	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25	0.52	0.63	0.62
Net realized and unrealized gain (loss)	(0.22)	0.32	(0.09)	(0.85)

Total from investment operations	0.03	0.84	0.54	(0.23)

Less distributions:
Dividends from net investment income	(0.25)	(0.51)	(0.67)	(0.62)
Return of capital	—	(0.01)	(0.01)	—

Total dividends and distributions	(0.25)	(0.52)	(0.68)	(0.62)

Net asset value, end of period	$9.11	$9.33	$9.01	$9.15

Total return (b)	0.34%	9.46%	6.44%	(2.39)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$129	$132	$128	$2,783
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.80%	0.82%	0.81%	0.80%
Before waivers and reimbursements (a)(f)	1.77%	2.08%	2.56%	3.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.53%	5.56%	7.30%	6.64	%(l)
Before waivers and reimbursements (a)(f)	4.56%	4.30%	5.55%	4.24	%(l)
Portfolio turnover rate (z)^	24%	54%	79%	57%

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 LOW VOLATILITY GLOBAL EQUITY FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/18
	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	2.09%	9.39%	9.91%
MSCI ACWI Minimum Volatility (Net) Index	2.37	9.43	9.60
MSCI ACWI (Net) Index	3.56	14.16	14.49
* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Market Overview

For the U.S. equity markets, the six-month period ended April 30, 2018 can be divided into two periods, as most U.S. equity indexes retreated from their peaks but still managed to post positive gains for the period, while fundamentals for U.S. companies remained unusually strong.

For the first half, the dominant characteristic was historically low volatility coupled with a steady series of all-time highs for the S&P 500® Index. January 2018 marked the fifteenth month in a row of positive returns for the S&P 500® Index. At the same time, market volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index (VIX Index), remained low through early January, with the VIX Index remaining at or near historical lows. The optimism implied by those levels faltered in early February 2018, however, amid increasing worries about rising interest rates and aggressive trade rhetoric out of Washington, which caused an increase in market volatility. The S&P 500® Index fell over the course of six trading days in February, and remained off its highs through the end of the reporting period, although consensus estimates reported by FactSet for calendar year 2018 call for double-digit earnings growth and strong revenue growth in the year ahead.

The international equity markets also performed strongly until the end of January, then saw a sharp market correction and a spike in volatility after February. While markets generally regained some of the lost ground, share price performance remained choppy and largely range bound until the end of the period.

Fund Overview*

The Fund underperformed the MSCI ACWI Index and performed in line with the MSCI ACWI Minimum Volatility Index for the period. Emerging markets low volatility was the best performing asset class in the Fund.

What helped performance during the six-month period ended April 30, 2018:

•	Relative to the MSCI ACWI Minimum Volatility Index, an overweight in developed and emerging markets countries contributed to performance.

•	On an absolute basis, allocation to Asian countries such as Japan, China, Malaysia, Singapore, and Taiwan contributed more than half of the return.

•	On a sector basis, stock selection within financials and consumer staples added the most to performance.

•	Relative to the MSCI ACWI Index, stock selection within developed and emerging markets added to performance.

What hurt performance during the six-month period ended April 30, 2018:

•	Low volatility strategies continued to underperform market capitalization weighted indexes despite the spike in volatility experienced during the first quarter of 2018.

•	Security selection within domestic equities hurt performance relative to both the MSCI ACWI Index and MSCI ACWI Minimum Volatility.

•	Utilities were the largest underperformer relative to market cap indexes as the Low Volatility strategy was overweight the lowest performing sector in a market that rewarded more volatile stocks.

*	The Fund does not hold a position in any single security directly but has exposure through ETFs.

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2018
Equity	100.0%

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2018
iShares Edge MSCI Min Vol Global ETF	27.9%
iShares Edge MSCI Min Vol EAFE ETF	12.9
PowerShares S&P International Developed Low Volatility Portfolio	12.9
PowerShares S&P MidCap Low Volatility Portfolio	6.8
PowerShares S&P 500 High Dividend Low Volatility Portfolio	6.7
iShares Edge MSCI Min Vol USA ETF	6.7
PowerShares S&P 500 Low Volatility Portfolio	6.5
iShares Edge MSCI Min Vol Emerging Markets ETF	6.1
PowerShares S&P Emerging Markets Low Volatility Portfolio	6.1
PowerShares S&P SmallCap Low Volatility Portfolio	3.5
Holdings are subject to change without notice.

1290 LOW VOLATILITY GLOBAL EQUITY FUND (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period* 11/1/17 - 4/30/18
Class I
Actual	$1,000.00	$1,020.90	$2.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.67	2.14

*  Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.43%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares Edge MSCI Min Vol EAFE ETF	5,000	$370,500
iShares Edge MSCI Min Vol Emerging Markets ETF	2,860	174,860
iShares Edge MSCI Min Vol Global ETF	9,640	804,650
iShares Edge MSCI Min Vol USA ETF	3,670	190,987
PowerShares S&P 500 High Dividend Low Volatility Portfolio	4,830	191,220
PowerShares S&P 500 Low Volatility Portfolio	4,010	186,866
PowerShares S&P Emerging Markets Low Volatility Portfolio	6,640	173,968
PowerShares S&P International Developed Low Volatility Portfolio	11,060	370,078
PowerShares S&P MidCap Low Volatility Portfolio	4,330	195,023
PowerShares S&P SmallCap Low Volatility Portfolio	2,230	101,108
SPDR SSGA US Large Cap Low Volatility Index ETF	270	24,071
SPDR SSGA US Small Cap Low Volatility Index ETF	990	88,476

Total Investments in Securities (99.4%) (Cost $2,648,074)		2,871,807
Other Assets Less Liabilities (0.6%)		17,182

Net Assets (100%)		$2,888,989

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,871,807	$—	$—	$2,871,807

Total Assets	$2,871,807	$—	$—	$2,871,807

Total Liabilities	$—	$—	$—	$—

Total	$2,871,807	$—	$—	$2,871,807

There were no transfers between Levels 1, 2 or 3 during the six months ended April 30, 2018.

The Fund held no derivatives contracts during the six months ended April 30, 2018.

Investment security transactions for the six months ended April 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$110,423
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$95,093

See Notes to Financial Statements.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$234,306
Aggregate gross unrealized depreciation	(10,573)

Net unrealized appreciation	$223,733

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,648,074

See Notes to Financial Statements.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $2,648,074)	$2,871,807
Cash	20,745
Prepaid registration and filing fees	21,878
Receivable from investment adviser	8,079
Receivable for Fund shares sold	200
Other assets	2,376

Total assets	2,925,085

LIABILITIES
Accrued professional fees	29,827
Payable for securities purchased	4,194
Transfer agent fees payable	1,716
Trustees’ fees payable	55
Accrued expenses	304

Total liabilities	36,096

NET ASSETS	$2,888,989

Net assets were comprised of:
Paid in capital	$2,651,728
Accumulated undistributed net investment income (loss)	(458)
Accumulated undistributed net realized gain (loss)	13,986
Net unrealized appreciation (depreciation)	223,733

Net assets	$2,888,989

Class I
Net asset value and redemption price per share, $2,888,989 / 264,172 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.94

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$33,828
Interest	56

Total income	33,884

EXPENSES
Professional fees	22,082
Registration and filing fees	19,440
Investment advisory fees	7,141
Transfer agent fees	4,973
Offering costs	2,668
Administrative fees	2,142
Custodian fees	1,060
Printing and mailing expenses	854
Trustees’ fees	155
Miscellaneous	1,944

Gross expenses	62,459
Less: Waiver from investment adviser	(9,283)
Reimbursement from investment adviser	(47,068)

Net expenses	6,108

NET INVESTMENT INCOME (LOSS)	27,776

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	9,122
Net distributions of realized gain received from underlying funds	4,903

Net realized gain (loss)	14,025

Net change in unrealized appreciation (depreciation) on investments in securities	16,972

NET REALIZED AND UNREALIZED GAIN (LOSS)	30,997

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,773

See Notes to Financial Statements.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	February 27, 2017* to October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$27,776	$29,969
Net realized gain (loss)	14,025	1,004
Net change in unrealized appreciation (depreciation)	16,972	206,761

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	58,773	237,734

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(58,386)	—
Distributions from net realized capital gains
Class I	(1,043)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(59,429)	—

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 9,422 and 259,325 shares, respectively ]	103,657	2,598,024
Capital shares issued in reinvestment of dividends [ 223 and 0 shares, respectively ]	2,429	—
Capital shares repurchased [ (4,798) and 0 shares, respectively ]	(52,199)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	53,887	2,598,024

TOTAL INCREASE (DECREASE) IN NET ASSETS	53,231	2,835,758
NET ASSETS:
Beginning of period	2,835,758	—

End of period (a)	$2,888,989	$2,835,758

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(458)	$30,152

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2018 (Unaudited)		February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.94		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.12
Net realized and unrealized gain (loss)	0.11		0.82

Total from investment operations	0.22		0.94

Less distributions:
Dividends from net investment income	(0.22)		—
Distributions from net realized gains	—	#	—

Total dividends and distributions	(0.22)		—

Net asset value, end of period	$10.94		$10.94

Total return (b)	2.09%		9.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,889		$2,836
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.43	%(j)	0.43	%(j)
Before waivers and reimbursements (a)(f)	4.37%		4.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.94%		1.66	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.00)%		(2.78	)%(l)
Portfolio turnover rate (z)^	3%		0	%‡
*	Commencement of Operations.
‡	Less than 0.5%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 MULTI-ALTERNATIVE STRATEGIES FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/18
			6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge		0.67%	2.38%	1.37%
	with Sales Charge (a	)	(4.83)	(3.21)	(0.64)
Fund – Class I Shares*			0.82	2.62	1.63
Fund – Class R Shares*			0.48	2.08	1.10
ICE BofAML U.S. 3-Month Treasury Bill Index			0.68	1.17	0.61
* Date of inception 7/6/15. (a) A 5.50% front-end sales charge was deducted. Returns for periods less than one year are not annualized Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What helped performance during the six-month period ended April 30, 2018*:

•	Commodities were the top contributors to performance, driven by strong performance within the energy sector.

•	Precious metals added to performance as gold prices trended positive for the period.

•	Convertibles strategies contributed to performance as equities remained positive despite the spike in volatility experienced during the period.

What hurt performance during the six-month period ended April 30, 2018*:

•	Domestic real estate investment trusts (REITs) exposure hurt performance, but was largely offset by better performance from International REITs.

•	Exposure to silver and base metals detracted from performance.

*	The Fund does not hold a position in any single security directly but has exposure through ETFs.

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2018
Alternatives	86.1%
Fixed Income	9.1
Equity	4.8

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2018
IQ Merger Arbitrage ETF	9.2%
ProShares Hedge Replication ETF	9.1
iShares TIPS Bond ETF	9.1
SPDR Bloomberg Barclays Convertible Securities ETF	9.1
PowerShares DB G10 Currency Harvest Fund .	9.0
WisdomTree Managed Futures Strategy Fund .	9.0
JPMorgan Diversified Alternatives ETF	8.9
ProShares RAFI Long/Short	8.9
PowerShares DB Gold Fund	7.3
iShares Core US REIT ETF	4.8

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

1290 MULTI-ALTERNATIVE STRATEGIES FUND (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period* 11/1/17 - 4/30/18
Class A
Actual	$1,000.00	$1,006.72	$5.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.74	5.10
Class I
Actual	1,000.00	1,008.19	3.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.97	3.87
Class R
Actual	1,000.00	1,004.77	6.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.57	6.28

*  Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 1.02%, 0.77% and 1.25%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
IQ Merger Arbitrage ETF*	55,080	$1,695,363
iShares Commodities Select Strategy ETF	14,130	542,733
iShares Core US REIT ETF	19,260	880,567
iShares MSCI Global Agriculture Producers ETF	9,870	284,157
iShares TIPS Bond ETF	14,980	1,686,898
JPMorgan Diversified Alternatives ETF	65,230	1,656,842
PowerShares DB Base Metals Fund*	13,730	255,653
PowerShares DB Commodity Index Tracking Fund*	49,390	867,288
PowerShares DB G10 Currency Harvest Fund*‡	69,630	1,675,298
PowerShares DB Gold Fund*	32,630	1,356,103
PowerShares DB Silver Fund*	4,020	100,098
ProShares Hedge Replication ETF	37,320	1,690,969
ProShares RAFI Long/Short‡	44,500	1,648,048
SPDR Bloomberg Barclays Convertible Securities ETF	32,600	1,676,944
Vanguard Global ex-U.S. Real Estate ETF	14,010	857,972
WisdomTree Managed Futures Strategy Fund*	41,650	1,661,835

Total Investments in Securities (99.4%) (Cost $18,038,076)		18,536,768
Other Assets Less Liabilities (0.6%)		111,027

Net Assets (100%)		$18,647,795

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the six months ended April 30, 2018, were as follows:

Security Description	Shares at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PowerShares DB G10 Currency Harvest Fund (a)*	69,630	1,529,465	122,133	—	—	23,700	1,675,298	—	—
ProShares RAFI Long/Short	44,500	1,537,888	124,956	—	—	(14,796)	1,648,048	11,503	—

Total		3,067,353	247,089	—	—	8,904	3,323,346	11,503	—

(a)	Not affiliated at October 31, 2017.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$18,536,768	$—	$—	$18,536,768

Total Assets	$18,536,768	$—	$—	$18,536,768

Total Liabilities	$—	$—	$—	$—

Total	$18,536,768	$—	$—	$18,536,768

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the six months ended April 30, 2018.

The Fund held no derivatives contracts during the six months ended April 30, 2018.

Investment security transactions for the six months ended April 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,436,103
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$—

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$766,385
Aggregate gross unrealized depreciation	(301,617)

Net unrealized appreciation	$464,768

Federal income tax cost of investments in securities and derivative instruments, if applicable	$18,072,000

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $3,416,537)	$3,323,346
Unaffiliated Issuers (Cost $14,621,539)	15,213,422
Cash	135,603
Prepaid registration and filing fees	17,484
Receivable for Fund shares sold	2,700
Receivable from investment adviser	680
Other assets	3,326

Total assets	18,696,561

LIABILITIES
Transfer agent fees payable	7,280
Distribution fees payable – Class R	226
Trustees’ fees payable	194
Distribution fees payable – Class A	155
Accrued expenses	40,911

Total liabilities	48,766

NET ASSETS	$18,647,795

Net assets were comprised of:
Paid in capital	$18,156,864
Accumulated undistributed net investment income (loss)	26,179
Accumulated undistributed net realized gain (loss)	(33,940)
Net unrealized appreciation (depreciation)	498,692

Net assets	$18,647,795

Class A
Net asset value and redemption price per share, $755,698 / 73,780 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.24
Maximum sales charge (5.50% of offering price)	0.60

Maximum offering price per share	$10.84

Class I
Net asset value and redemption price per share, $17,330,761 / 1,690,965 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.25

Class R
Net asset value and redemption price per share, $561,336 / 55,005 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.20

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($11,503 of dividend income received from affiliates)	$137,148
Interest	576

Total income	137,724

EXPENSES
Investment advisory fees	44,758
Professional fees	31,436
Transfer agent fees	18,506
Registration and filing fees	15,173
Administrative fees	13,427
Printing and mailing expenses	5,303
Custodian fees	1,933
Distribution fees – Class R	1,108
Trustees’ fees	958
Distribution fees – Class A	848
Miscellaneous	5,595

Gross expenses	139,045
Less: Waiver from investment adviser	(58,185)
Reimbursement from investment adviser	(9,868)

Net expenses	70,992

NET INVESTMENT INCOME (LOSS)	66,732

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	122
Net change in unrealized appreciation (depreciation) on investments in securities ($8,904 of change in unrealized appreciation (depreciation) from affiliates)	76,479

NET REALIZED AND UNREALIZED GAIN (LOSS)	76,601

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$143,333

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$66,732	$67,997
Net realized gain (loss)	122	23,672
Net change in unrealized appreciation (depreciation)	76,479	373,523

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	143,333	465,192

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(362)
Class I	(40,553)	(43,293)

	(40,553)	(43,655)

Distributions from net realized capital gains
Class A	(2,431)	(1,455)
Class I	(62,376)	(39,097)
Class R	(2,024)	(118)

	(66,831)	(40,670)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(107,384)	(84,325)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 15,153 and 27,123 shares, respectively ]	154,464	271,725
Capital shares issued in reinvestment of dividends [ 202 and 147 shares, respectively ]	2,048	1,453
Capital shares repurchased [ (6,080) and (3,886) shares, respectively ]	(62,196)	(39,143)

Total Class A transactions	94,316	234,035

Class I
Capital shares sold [ 144,572 and 510,609 shares, respectively ]	1,481,139	5,131,940
Capital shares issued in reinvestment of dividends [ 4,035 and 2,242 shares, respectively ]	40,993	22,218
Capital shares repurchased [ (56,637) and (138,280) shares, respectively ]	(580,824)	(1,393,024)

Total Class I transactions	941,308	3,761,134

Class R
Capital shares sold [ 44,773 and 130 shares, respectively ]	454,987	1,327
Capital shares issued in reinvestment of dividends [ 162 and 0# shares, respectively ]	1,641	2
Capital shares repurchased [ (200) and (1) shares, respectively ]	(2,025)	(10)

Total Class R transactions	454,603	1,319

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,490,227	3,996,488

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,526,176	4,377,355
NET ASSETS:
Beginning of period	17,121,619	12,744,264

End of period (a)	$18,647,795	$17,121,619

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$26,179	$—

# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,				July 6, 2015* to October 31, 2015
Class A			2017		2016
Net asset value, beginning of period	$10.21		$9.97		$9.70		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.02		0.02		0.01		(0.01)
Net realized and unrealized gain (loss)	0.05		0.26		0.33		(0.29)

Total from investment operations	0.07		0.28		0.34		(0.30)

Less distributions:
Dividends from net investment income	—		(0.01)		(0.05)		—
Distributions from net realized gains	(0.04)		(0.03)		—		—
Return of capital	—		—		(0.02)		—

Total dividends and distributions	(0.04)		(0.04)		(0.07)		—

Net asset value, end of period	$10.24		$10.21		$9.97		$9.70

Total return (b)	0.67%		2.78%		3.53%		(3.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$756		$659		$410		$112
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.02	%(j)	1.00	%(j)	0.98	%(j)	0.96	%(j)
Before waivers and reimbursements (a)(f)	1.80%		2.08%		2.62%		2.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.49%		0.20%		0.10%		(0.25	)%(l)
Before waivers and reimbursements (a)(f)(x)	(0.29)%		(0.88)%		(1.55)%		(1.55	)%(l)
Portfolio turnover rate (z)^	0%		13%		2%		0%

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,				July 6, 2015* to October 31, 2015
Class I			2017		2016
Net asset value, beginning of period	$10.23		$9.99		$9.71		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.04		0.05		0.05		—	#
Net realized and unrealized gain (loss)	0.04		0.25		0.31		(0.29)

Total from investment operations	0.08		0.30		0.36		(0.29)

Less distributions:
Dividends from net investment income	(0.02)		(0.03)		(0.05)		—
Distributions from net realized gains	(0.04)		(0.03)		—		—
Return of capital	—		—		(0.03)		—

Total dividends and distributions	(0.06)		(0.06)		(0.08)		—

Net asset value, end of period	$10.25		$10.23		$9.99		$9.71

Total return (b)	0.82%		3.04%		3.76%		(2.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,331		$16,358		$12,233		$9,591
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.77	%(j)	0.75	%(j)	0.73	%(j)	0.72	%(j)
Before waivers and reimbursements (a)(f)	1.56%		1.82%		2.24%		1.97%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.76%		0.45%		0.50%		(0.03	)%(l)
Before waivers and reimbursements (a)(f)(x)	(0.02)%		(0.62)%		(1.02)%		(1.29	)%(l)
Portfolio turnover rate (z)^	0%		13%		2%		0%

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,				July 6, 2015* to October 31, 2015
Class R			2017		2016
Net asset value, beginning of period	$10.19		$9.95		$9.69		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.02		—	#	—	#	(0.02)
Net realized and unrealized gain (loss)	0.03		0.27		0.32		(0.29)

Total from investment operations	0.05		0.27		0.32		(0.31)

Less distributions:
Dividends from net investment income	—		—		(0.04)		—
Distributions from net realized gains	(0.04)		(0.03)		—		—
Return of capital	—		—		(0.02)		—

Total dividends and distributions	(0.04)		(0.03)		(0.06)		—

Net asset value, end of period	$10.20		$10.19		$9.95		$9.69

Total return (b)	0.48%		2.53%		3.30%		(3.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$561		$105		$101		$97
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25	%(j)	1.25	%(j)	1.22	%(j)	1.21	%(j)
Before waivers and reimbursements (a)(f)	2.05%		2.32%		2.73%		2.47%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.42%		(0.02)%		0.02%		(0.53	)%(l)
Before waivers and reimbursements (a)(f)(x)	(0.37)%		(1.08)%		(1.50)%		(1.78	)%(l)
Portfolio turnover rate (z)^	0%		13%		2%		0%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.65% for Class A, 1.40% for Class I and 1.90% for Class R.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2020 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/18
	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	0.82%	5.99%	6.35%
S&P Target Date 2020 Index	1.40	6.93	7.08
* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Around the world, countries in the past six months generally began to slow down stimulus strategies and prepared to revert to a more “normal” economic environment. The U.S. Federal Reserve raised interest rates in December and again in March, while forecasting further hikes into 2018. The Chinese government also tightened monetary policy and the European Central Bank announced it would begin to moderate its quantitative easing program, designed to stimulate the bloc’s economy. Toward the end of the period market volatility generally increased, driven by mixed signals in terms of economic growth, rising inflation and yields prospects — and geopolitical uncertainty.

In the bond market, investors began to discount the prospect of higher inflation and higher nominal economic growth, pushing bond yields higher. For instance, the yield on the 10-year U.S. Treasury started the six-month period well above its low-close of 2.01% in early September, and by the end of January 2018 had moved above 2.7%. By April 2018, the 10-year yield breached the 3.0% level for the first time since 2013. In other credit-related markets, the U.S. high-yield market stalled early in 2018 and ended down marginally for the sixth-month period. While the macroeconomic fundamentals were generally positive, returns were hurt by volatility in the equity markets and investor concern over the path of interest rates. Flows into the high-yield market were also negative. In the U.S. convertible security market, continued strength in the equity market drove modest gains, despite credit and interest-rate headwinds.

For the U.S. equity markets, the six-month period ended April 30, 2018 can be divided into two periods, as most U.S. equity indexes retreated from their peaks but still managed to post positive gains for the period, while fundamentals for U.S. companies remained unusually strong.

For the first half, the dominant characteristic was historically low volatility coupled with a steady series of all-time highs for the S&P 500® Index. January 2018 marked the fifteenth month in a row of positive returns for the S&P 500® Index. At the same time, market volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index (VIX Index), remained low through early January, with the VIX Index remaining at or near historical lows. The optimism implied by those levels faltered in early February 2018, however, amid increasing worries about rising interest rates and aggressive trade rhetoric out of Washington, which caused an increase in market volatility. The S&P 500® Index fell over the course of six trading days in February, and remained off its highs through the end of the reporting period, although consensus estimates reported by FactSet for calendar year 2018 call for double-digit earnings growth and strong revenue growth in the year ahead.

The international equity markets also performed strongly until the end of January, then saw a sharp market correction and a spike in volatility after February. While markets generally regained some of the lost ground, share price performance remained choppy and largely range bound until the end of the period.

The Allocations Drive Performance

Each Fund’s performance will reflect the performance of the underlying asset classes and depend upon their percentage weighting within the Fund. Here’s why:

The 1290 Retirement Funds are managed to target a specific year of planned retirement. The Asset mix will become more conservative each year, until about 10 years after the target retirement year, when it will become relatively stable. The Funds balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a long-term retirement withdrawal horizon.

To achieve its exposures, the Fund invests in exchange-traded funds (ETFs) representing various equity and bond asset classes. So the Funds’ performance will be a function of the asset class performance and the percentage weighting of each in the Funds. Current target and actual allocations, as well as performance, are available in a separate quarterly Fund Fact Sheet.

What helped performance during the six-month period ended April 30, 2018:

•	Emerging market and international equities were the strongest performers in the Fund for the period.

•	U.S. large-cap and mid-cap equities exhibited moderately positive returns, adding to the Fund’s performance.

What hurt performance during the six-month period ended April 30, 2018:

•	U.S. small-cap equities detracted from Fund performance.

•	U.S. fixed income (both core and high yield) had negative returns for the period.

1290 RETIREMENT 2020 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2018
Equity	56.3%
Fixed Income	43.7

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2018
iShares Core U.S. Aggregate Bond ETF	28.2%
iShares Core S&P Total US Stock Market ETF	19.4
iShares Core MSCI EAFE ETF	7.0
iShares TIPS Bond ETF	6.6
iShares Edge MSCI Min Vol USA ETF	6.4
PowerShares S&P 500 Low Volatility Portfolio	6.3
iShares Edge MSCI Min Vol EAFE ETF	3.7
PowerShares S&P International Developed Low Volatility Portfolio	3.5
PowerShares S&P MidCap Low Volatility Portfolio	3.5
Vanguard Short-Term Bond ETF	3.4

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period* 11/1/17 - 4/30/18
Class I
Actual	$1,000.00	$1,008.17	$2.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.14	2.68

*  Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE ETF	2,750	$183,260
iShares Core MSCI Emerging Markets ETF	810	46,049
iShares Core S&P Total US Stock Market ETF	8,370	507,641
iShares Core U.S. Aggregate Bond ETF	7,000	742,000
iShares Edge MSCI Min Vol EAFE ETF	1,300	96,330
iShares Edge MSCI Min Vol Emerging Markets ETF	380	23,233
iShares Edge MSCI Min Vol USA ETF	3,200	166,528
iShares TIPS Bond ETF	1,530	172,293
PowerShares S&P 500 Low Volatility Portfolio	3,550	165,430
PowerShares S&P Emerging Markets Low Volatility Portfolio	940	24,628

PowerShares S&P International Developed Low Volatility Portfolio	2,730	91,348
PowerShares S&P MidCap Low Volatility Portfolio	2,010	90,530
PowerShares S&P SmallCap Low Volatility Portfolio	830	37,632
SPDR Bloomberg Barclays High Yield Bond ETF	1,940	69,588
SPDR SSGA US Small Cap Low Volatility Index ETF	450	40,217
Vanguard Short-Term Bond ETF	1,150	89,861
Vanguard Total International Bond ETF	1,330	72,618

Total Investments in Securities (99.3%) (Cost $2,501,058)		2,619,186
Other Assets Less Liabilities (0.7%)		17,788

Net Assets (100%)		$2,636,974

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,619,186	$—	$—	$2,619,186

Total Assets	$2,619,186	$—	$—	$2,619,186

Total Liabilities	$—	$—	$—	$—

Total	$2,619,186	$—	$—	$2,619,186

There were no transfers between Levels 1, 2 or 3 during the six months ended April 30, 2018.

The Fund held no derivatives contracts during the six months ended April 30, 2018.

Investment security transactions for the six months ended April 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$56,024
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$87,071

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,256
Aggregate gross unrealized depreciation	(29,128)

Net unrealized appreciation	$118,128

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,501,058

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $2,501,058)	$2,619,186
Cash	15,474
Prepaid registration and filing fees	22,122
Receivable from investment adviser	7,562
Other assets	3,983

Total assets	2,668,327

LIABILITIES
Accrued professional fees	29,692
Transfer agent fees payable	1,296
Trustees’ fees payable	51
Accrued expenses	314

Total liabilities	31,353

NET ASSETS	$2,636,974

Net assets were comprised of:
Paid in capital	$2,499,876
Accumulated undistributed net investment income (loss)	6,488
Accumulated undistributed net realized gain (loss)	12,482
Net unrealized appreciation (depreciation)	118,128

Net assets	$2,636,974

Class I
Net asset value and redemption price per share, $2,636,974 / 250,010 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.55

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$29,726
Interest	47

Total income	29,773

EXPENSES
Professional fees	21,960
Registration and filing fees	19,624
Investment advisory fees	6,609
Offering costs	3,349
Transfer agent fees	2,930
Administrative fees	1,983
Custodian fees	1,033
Printing and mailing expenses	795
Trustees’ fees	144
Miscellaneous	1,895

Gross expenses	60,322
Less: Waiver from investment adviser	(8,592)
Reimbursement from investment adviser	(44,655)

Net expenses	7,075

NET INVESTMENT INCOME (LOSS)	22,698

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	10,587
Net distributions of realized gain received from underlying funds	2,229

Net realized gain (loss)	12,816

Net change in unrealized appreciation (depreciation) on investments in securities	(14,374)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,558)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,140

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	February 27, 2017* to October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,698	$28,816
Net realized gain (loss)	12,816	3,916
Net change in unrealized appreciation (depreciation)	(14,374)	132,502

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,140	165,234

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(45,252)	—
Distributions from net realized capital gains
Class I	(4,250)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(49,502)	—

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 0 and 250,010 shares, respectively ]	—	2,500,100
Capital shares issued in reinvestment of dividends [ 0# and 0 shares, respectively ]	2	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2	2,500,100

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,360)	2,665,334
NET ASSETS:
Beginning of period	2,665,334	—

End of period (a)	$2,636,974	$2,665,334

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,488	$29,042

* The Fund commenced operations on February 27, 2017.
# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2018 (Unaudited)		February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.66		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.12
Net realized and unrealized gain (loss)	—	#†	0.54

Total from investment operations	0.09		0.66

Less distributions:
Dividends from net investment income	(0.18)		—
Distributions from net realized gains	(0.02)		—

Total dividends and distributions	(0.20)		—

Net asset value, end of period	$10.55		$10.66

Total return (b)	0.82%		6.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,637		$2,665
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	4.56%		5.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.72%		1.66	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.31)%		(3.13	)%(l)
Portfolio turnover rate (z)^	2%		2%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2025 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/18
	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	1.17%	7.15%	7.44%
S&P Target Date 2025 Index	1.83	8.21	8.28
* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Around the world, countries in the past six months generally began to slow down stimulus strategies and prepared to revert to a more “normal” economic environment. The U.S. Federal Reserve raised interest rates in December and again in March, while forecasting further hikes into 2018. The Chinese government also tightened monetary policy and the European Central Bank announced it would begin to moderate its quantitative easing program, designed to stimulate the bloc’s economy. Toward the end of the period market volatility generally increased, driven by mixed signals in terms of economic growth, rising inflation and yields prospects — and geopolitical uncertainty.

In the bond market, investors began to discount the prospect of higher inflation and higher nominal economic growth, pushing bond yields higher. For instance, the yield on the 10-year U.S. Treasury started the six-month period well above its low-close of 2.01% in early September, and by the end of January 2018 had moved above 2.7%. By April 2018, the 10-year yield breached the 3.0% level for the first time since 2013. In other credit-related markets, the U.S. high-yield market stalled early in 2018 and ended down marginally for the sixth-month period. While the macroeconomic fundamentals were generally positive, returns were hurt by volatility in the equity markets and investor concern over the path of interest rates. Flows into the high-yield market were also negative. In the U.S. convertible security market, continued strength in the equity market drove modest gains, despite credit and interest-rate headwinds.

For the U.S. equity markets, the six-month period ended April 30, 2018 can be divided into two periods, as most U.S. equity indexes retreated from their peaks but still managed to post positive gains for the period, while fundamentals for U.S. companies remained unusually strong.

For the first half, the dominant characteristic was historically low volatility coupled with a steady series of all-time highs for the S&P 500® Index. January 2018 marked the fifteenth month in a row of positive returns for the S&P 500® Index. At the same time, market volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index (VIX Index), remained low through early January, with the VIX Index remaining at or near historical lows. The optimism implied by those levels faltered in early February 2018, however, amid increasing worries about rising interest rates and aggressive trade rhetoric out of Washington, which caused an increase in market volatility. The S&P 500® Index fell over the course of six trading days in February, and remained off its highs through the end of the reporting period, although consensus estimates reported by FactSet for calendar year 2018 call for double-digit earnings growth and strong revenue growth in the year ahead.

The international equity markets also performed strongly until the end of January, then saw a sharp market correction and a spike in volatility after February. While markets generally regained some of the lost ground, share price performance remained choppy and largely range bound until the end of the period.

The Allocations Drive Performance

Each Fund’s performance will reflect the performance of the underlying asset classes and depend upon their percentage weighting within the Fund. Here’s why:

The 1290 Retirement Funds are managed to target a specific year of planned retirement. The Asset mix will become more conservative each year, until about 10 years after the target retirement year, when it will become relatively stable. The Funds balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a long-term retirement withdrawal horizon.

To achieve its exposures, the Fund invests in exchange-traded funds (ETFs) representing various equity and bond asset classes. So the Funds’ performance will be a function of the asset class performance and the percentage weighting of each in the Funds. Current target and actual allocations, as well as performance, are available in a separate quarterly Fund Fact Sheet.

What helped performance during the six-month period ended April 30, 2018:

•	Emerging market and international equities were the strongest performers in the Fund for the period.

•	U.S. large-cap and mid-cap equities exhibited moderately positive returns, adding to the Fund’s performance.

What hurt performance during the six-month period ended April 30, 2018:

•	U.S. small-cap equities detracted from Fund performance.

•	U.S. fixed income (both core and high yield) had negative returns for the period.

1290 RETIREMENT 2025 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2018
Equity	66.2%
Fixed Income	33.8

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2018
iShares Core U.S. Aggregate Bond ETF	26.5%
iShares Core S&P Total US Stock Market ETF	22.2
iShares Core MSCI EAFE ETF	8.3
iShares Edge MSCI Min Vol USA ETF	7.4
PowerShares S&P 500 Low Volatility Portfolio	7.3
iShares TIPS Bond ETF	4.9
iShares Edge MSCI Min Vol EAFE ETF	4.4
PowerShares S&P International Developed Low Volatility Portfolio	4.3
PowerShares S&P MidCap Low Volatility Portfolio	4.3
iShares Core MSCI Emerging Markets ETF	2.1

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period* 11/1/17 - 4/30/18
Class I
Actual	$1,000.00	$1,011.67	$2.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.13	2.69

*  Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE ETF	3,320	$221,245
iShares Core MSCI Emerging Markets ETF	960	54,576
iShares Core S&P Total US Stock Market ETF	9,720	589,518
iShares Core U.S. Aggregate Bond ETF	6,630	702,781
iShares Edge MSCI Min Vol EAFE ETF	1,570	116,337
iShares Edge MSCI Min Vol Emerging Markets ETF	460	28,124
iShares Edge MSCI Min Vol USA ETF	3,750	195,150
iShares TIPS Bond ETF	1,160	130,628
PowerShares S&P 500 Low Volatility Portfolio	4,150	193,390
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,080	28,296

PowerShares S&P International Developed Low Volatility Portfolio	3,420	114,436
PowerShares S&P MidCap Low Volatility Portfolio	2,520	113,501
PowerShares S&P SmallCap Low Volatility Portfolio	1,110	50,327
SPDR Bloomberg Barclays High Yield Bond ETF	620	22,239
SPDR SSGA US Small Cap Low Volatility Index ETF	520	46,472
Vanguard Short-Term Bond ETF	320	25,005
Vanguard Total International Bond ETF	360	19,656

Total Investments in Securities (99.3%) (Cost $2,500,569)		2,651,681
Other Assets Less Liabilities (0.7%)		17,677

Net Assets (100%)		$2,669,358

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,651,681	$—	$—	$2,651,681

Total Assets	$2,651,681	$—	$—	$2,651,681

Total Liabilities	$—	$—	$—	$—

Total	$2,651,681	$—	$—	$2,651,681

There were no transfers between Levels 1, 2 or 3 during the six months ended April 30, 2018.

The Fund held no derivatives contracts during the six months ended April 30, 2018.

Investment security transactions for the six months ended April 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$53,482
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$83,905

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$175,410
Aggregate gross unrealized depreciation	(24,298)

Net unrealized appreciation	$151,112

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,500,569

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $2,500,569)	$2,651,681
Cash	15,477
Prepaid registration and filing fees	22,122
Receivable from investment adviser	7,549
Other assets	3,903

Total assets	2,700,732

LIABILITIES
Accrued professional fees	29,703
Transfer agent fees payable	1,296
Trustees’ fees payable	51
Accrued expenses	324

Total liabilities	31,374

NET ASSETS	$2,669,358

Net assets were comprised of:
Paid in capital	$2,499,871
Accumulated undistributed net investment income (loss)	5,390
Accumulated undistributed net realized gain (loss)	12,985
Net unrealized appreciation (depreciation)	151,112

Net assets	$2,669,358

Class I
Net asset value and redemption price per share, $2,669,358 / 250,010 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.68

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$29,092
Interest	50

Total income	29,142

EXPENSES
Professional fees	21,979
Registration and filing fees	19,624
Investment advisory fees	6,689
Offering costs	3,369
Transfer agent fees	2,930
Administrative fees	2,007
Custodian fees	1,033
Printing and mailing expenses	804
Trustees’ fees	145
Miscellaneous	1,896

Gross expenses	60,476
Less: Waiver from investment adviser	(8,696)
Reimbursement from investment adviser	(44,592)

Net expenses	7,188

NET INVESTMENT INCOME (LOSS)	21,954

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	10,651
Net distributions of realized gain received from underlying funds	2,576

Net realized gain (loss)	13,227

Net change in unrealized appreciation (depreciation) on investments in securities	(4,877)

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,350

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,304

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	February 27, 2017* to October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$21,954	$28,207
Net realized gain (loss)	13,227	3,758
Net change in unrealized appreciation (depreciation)	(4,877)	155,989

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,304	187,954

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(45,002)	—
Distributions from net realized capital gains
Class I	(4,000)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(49,002)	—

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 0 and 250,010 shares, respectively ]	—	2,500,100
Capital shares issued in reinvestment of dividends [ 0# and 0 shares, respectively ]	2	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2	2,500,100

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,696)	2,688,054
NET ASSETS:
Beginning of period	2,688,054	—

End of period (a)	$2,669,358	$2,688,054

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,390	$28,438

* The Fund commenced operations on February 27, 2017.
# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2018 (Unaudited)		February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.75		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.11
Net realized and unrealized gain (loss)	0.04		0.64

Total from investment operations	0.13		0.75

Less distributions:
Dividends from net investment income	(0.18)		—
Distributions from net realized gains	(0.02)		—

Total dividends and distributions	(0.20)		—

Net asset value, end of period	$10.68		$10.75

Total return (b)	1.17%		7.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,669		$2,688
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	4.52%		5.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.64%		1.62	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.34)%		(3.15	)%(l)
Portfolio turnover rate (z)^	2%		2%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2030 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/18
	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	1.45%	7.84%	8.12%
S&P Target Date 2030 Index	2.24	9.43	9.40
* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Around the world, countries in the past six months generally began to slow down stimulus strategies and prepared to revert to a more “normal” economic environment. The U.S. Federal Reserve raised interest rates in December and again in March, while forecasting further hikes into 2018. The Chinese government also tightened monetary policy and the European Central Bank announced it would begin to moderate its quantitative easing program, designed to stimulate the bloc’s economy. Toward the end of the period market volatility generally increased, driven by mixed signals in terms of economic growth, rising inflation and yields prospects — and geopolitical uncertainty.

In the bond market, investors began to discount the prospect of higher inflation and higher nominal economic growth, pushing bond yields higher. For instance, the yield on the 10-year U.S. Treasury started the six-month period well above its low-close of 2.01% in early September, and by the end of January 2018 had moved above 2.7%. By April 2018, the 10-year yield breached the 3.0% level for the first time since 2013. In other credit-related markets, the U.S. high-yield market stalled early in 2018 and ended down marginally for the sixth-month period. While the macroeconomic fundamentals were generally positive, returns were hurt by volatility in the equity markets and investor concern over the path of interest rates. Flows into the high-yield market were also negative. In the U.S. convertible security market, continued strength in the equity market drove modest gains, despite credit and interest-rate headwinds.

For the U.S. equity markets, the six-month period ended April 30, 2018 can be divided into two periods, as most U.S. equity indexes retreated from their peaks but still managed to post positive gains for the period, while fundamentals for U.S. companies remained unusually strong.

For the first half, the dominant characteristic was historically low volatility coupled with a steady series of all-time highs for the S&P 500® Index. January 2018 marked the fifteenth month in a row of positive returns for the S&P 500® Index. At the same time, market volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index (VIX Index), remained low through early January, with the VIX Index remaining at or near historical lows. The optimism implied by those levels faltered in early February 2018, however, amid increasing worries about rising interest rates and aggressive trade rhetoric out of Washington, which caused an increase in market volatility. The S&P 500® Index fell over the course of six trading days in February, and remained off its highs through the end of the reporting period, although consensus estimates reported by FactSet for calendar year 2018 call for double-digit earnings growth and strong revenue growth in the year ahead.

The international equity markets also performed strongly until the end of January, then saw a sharp market correction and a spike in volatility after February. While markets generally regained some of the lost ground, share price performance remained choppy and largely range bound until the end of the period.

The Allocations Drive Performance

Each Fund’s performance will reflect the performance of the underlying asset classes and depend upon their percentage weighting within the Fund. Here’s why:

The 1290 Retirement Funds are managed to target a specific year of planned retirement. The Asset mix will become more conservative each year, until about 10 years after the target retirement year, when it will become relatively stable. The Funds balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a long-term retirement withdrawal horizon.

To achieve its exposures, the Fund invests in exchange-traded funds (ETFs) representing various equity and bond asset classes. So the Funds’ performance will be a function of the asset class performance and the percentage weighting of each in the Funds. Current target and actual allocations, as well as performance, are available in a separate quarterly Fund Fact Sheet.

What helped performance during the six-month period ended April 30, 2018:

•	Emerging market and international equities were the strongest performers in the Fund for the period.

•	U.S. large-cap and mid-cap equities exhibited moderately positive returns, adding to the Fund’s performance.

What hurt performance during the six-month period ended April 30, 2018:

•	U.S. small-cap equities detracted from Fund performance.

•	U.S. fixed income (both core and high yield) had negative returns for the period.

1290 RETIREMENT 2030 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2018
Equity	73.1%
Fixed Income	26.9

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2018
iShares Core S&P Total US Stock Market ETF	24.7%
iShares Core U.S. Aggregate Bond ETF	22.9
iShares Core MSCI EAFE ETF	9.6
iShares Edge MSCI Min Vol USA ETF	8.2
PowerShares S&P 500 Low Volatility Portfolio	8.1
iShares Edge MSCI Min Vol EAFE ETF	4.9
PowerShares S&P International Developed Low Volatility Portfolio	4.7
PowerShares S&P MidCap Low Volatility Portfolio	4.6
iShares TIPS Bond ETF	4.0
iShares Core MSCI Emerging Markets ETF	2.2

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period* 11/1/17 - 4/30/18
Class I
Actual	$1,000.00	$1,014.50	$2.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.14	2.69

*  Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE ETF	3,840	$255,898
iShares Core MSCI Emerging Markets ETF	1,030	58,556
iShares Core S&P Total US Stock Market ETF	10,920	662,298
iShares Core U.S. Aggregate Bond ETF	5,770	611,620
iShares Edge MSCI Min Vol EAFE ETF	1,760	130,416
iShares Edge MSCI Min Vol Emerging Markets ETF	500	30,570
iShares Edge MSCI Min Vol USA ETF	4,210	219,088
iShares TIPS Bond ETF	940	105,853
PowerShares S&P 500 Low Volatility Portfolio	4,660	217,156

PowerShares S&P Emerging Markets Low Volatility Portfolio	1,160	30,392
PowerShares S&P International Developed Low Volatility Portfolio	3,750	125,478
PowerShares S&P MidCap Low Volatility Portfolio	2,730	122,959
PowerShares S&P SmallCap Low Volatility Portfolio	1,190	53,955
SPDR SSGA US Small Cap Low Volatility Index ETF	560	50,047

Total Investments in Securities (99.3%) (Cost $2,498,336)		2,674,286
Other Assets Less Liabilities (0.7%)		17,776

Net Assets (100%)		$2,692,062

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,674,286	$—	$—	$2,674,286

Total Assets	$2,674,286	$—	$—	$2,674,286

Total Liabilities	$—	$—	$—	$—

Total	$2,674,286	$—	$—	$2,674,286

There were no transfers between Levels 1, 2 or 3 during the six months ended April 30, 2018.

The Fund held no derivatives contracts during the six months ended April 30, 2018.

Investment security transactions for the six months ended April 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$43,883
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$72,428

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$196,582
Aggregate gross unrealized depreciation	(20,632)

Net unrealized appreciation	$175,950

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,498,336

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $2,498,336)	$2,674,286
Cash	15,678
Prepaid registration and filing fees	22,122
Receivable from investment adviser	7,531
Other assets	3,839

Total assets	2,723,456

LIABILITIES
Accrued professional fees	29,708
Transfer agent fees payable	1,296
Trustees’ fees payable	52
Accrued expenses	338

Total liabilities	31,394

NET ASSETS	$2,692,062

Net assets were comprised of:
Paid in capital	$2,499,870
Accumulated undistributed net investment income (loss)	4,805
Accumulated undistributed net realized gain (loss)	11,437
Net unrealized appreciation (depreciation)	175,950

Net assets	$2,692,062

Class I
Net asset value and redemption price per share, $2,692,062 / 250,010 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.77

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$28,886
Interest	50

Total income	28,936

EXPENSES
Professional fees	21,991
Registration and filing fees	19,624
Investment advisory fees	6,743
Offering costs	3,370
Transfer agent fees	2,930
Administrative fees	2,023
Custodian fees	1,019
Printing and mailing expenses	811
Trustees’ fees	146
Miscellaneous	1,895

Gross expenses	60,552
Less: Waiver from investment adviser	(8,766)
Reimbursement from investment adviser	(44,557)

Net expenses	7,229

NET INVESTMENT INCOME (LOSS)	21,707

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	8,912
Net distributions of realized gain received from underlying funds	2,774

Net realized gain (loss)	11,686

Net change in unrealized appreciation (depreciation) on investments in securities	4,150

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,836

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,543

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	February 27, 2017* to October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$21,707	$27,868
Net realized gain (loss)	11,686	1,501
Net change in unrealized appreciation (depreciation)	4,150	171,800

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	37,543	201,169

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(45,002)	—
Distributions from net realized capital gains
Class I	(1,750)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(46,752)	—

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 0 and 250,010 shares, respectively ]	—	2,500,100
Capital shares issued in reinvestment of dividends [ 0# and 0 shares, respectively ]	2	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2	2,500,100

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,207)	2,701,269
NET ASSETS:
Beginning of period	2,701,269	—

End of period (a)	$2,692,062	$2,701,269

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,805	$28,100

* The Fund commenced operations on February 27, 2017.
# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2018 (Unaudited)		February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.80		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.11
Net realized and unrealized gain (loss)	0.07		0.69

Total from investment operations	0.16		0.80

Less distributions:
Dividends from net investment income	(0.18)		—
Distributions from net realized gains	(0.01)		—

Total dividends and distributions	(0.19)		—

Net asset value, end of period	$10.77		$10.80

Total return (b)	1.45%		8.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,692		$2,701
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	4.49%		5.27%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.61%		1.59	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.34)%		(3.15	)%(l)
Portfolio turnover rate (z)^	2%		1%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2035 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/18
	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	1.63%	8.53%	8.72%
S&P Target Date 2035 Index	2.64	10.62	10.51
* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Around the world, countries in the past six months generally began to slow down stimulus strategies and prepared to revert to a more “normal” economic environment. The U.S. Federal Reserve raised interest rates in December and again in March, while forecasting further hikes into 2018. The Chinese government also tightened monetary policy and the European Central Bank announced it would begin to moderate its quantitative easing program, designed to stimulate the bloc’s economy. Toward the end of the period market volatility generally increased, driven by mixed signals in terms of economic growth, rising inflation and yields prospects — and geopolitical uncertainty.

In the bond market, investors began to discount the prospect of higher inflation and higher nominal economic growth, pushing bond yields higher. For instance, the yield on the 10-year U.S. Treasury started the six-month period well above its low-close of 2.01% in early September, and by the end of January 2018 had moved above 2.7%. By April 2018, the 10-year yield breached the 3.0% level for the first time since 2013. In other credit-related markets, the U.S. high-yield market stalled early in 2018 and ended down marginally for the sixth-month period. While the macroeconomic fundamentals were generally positive, returns were hurt by volatility in the equity markets and investor concern over the path of interest rates. Flows into the high-yield market were also negative. In the U.S. convertible security market, continued strength in the equity market drove modest gains, despite credit and interest-rate headwinds.

For the U.S. equity markets, the six-month period ended April 30, 2018 can be divided into two periods, as most U.S. equity indexes retreated from their peaks but still managed to post positive gains for the period, while fundamentals for U.S. companies remained unusually strong.

For the first half, the dominant characteristic was historically low volatility coupled with a steady series of all-time highs for the S&P 500® Index. January 2018 marked the fifteenth month in a row of positive returns for the S&P 500® Index. At the same time, market volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index (VIX Index), remained low through early January, with the VIX Index remaining at or near historical lows. The optimism implied by those levels faltered in early February 2018, however, amid increasing worries about rising interest rates and aggressive trade rhetoric out of Washington, which caused an increase in market volatility. The S&P 500® Index fell over the course of six trading days in February, and remained off its highs through the end of the reporting period, although consensus estimates reported by FactSet for calendar year 2018 call for double-digit earnings growth and strong revenue growth in the year ahead.

The international equity markets also performed strongly until the end of January, then saw a sharp market correction and a spike in volatility after February. While markets generally regained some of the lost ground, share price performance remained choppy and largely range bound until the end of the period.

The Allocations Drive Performance

Each Fund’s performance will reflect the performance of the underlying asset classes and depend upon their percentage weighting within the Fund. Here’s why:

The 1290 Retirement Funds are managed to target a specific year of planned retirement. The Asset mix will become more conservative each year, until about 10 years after the target retirement year, when it will become relatively stable. The Funds balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a long-term retirement withdrawal horizon.

To achieve its exposures, the Fund invests in exchange-traded funds (ETFs) representing various equity and bond asset classes. So the Funds’ performance will be a function of the asset class performance and the percentage weighting of each in the Funds. Current target and actual allocations, as well as performance, are available in a separate quarterly Fund Fact Sheet.

What helped performance during the six-month period ended April 30, 2018:

•	Emerging market and international equities were the strongest performers in the Fund for the period.

•	U.S. large-cap and mid-cap equities exhibited moderately positive returns, adding to the Fund’s performance.

What hurt performance during the six-month period ended April 30, 2018:

•	U.S. small-cap equities detracted from Fund performance.

•	U.S. fixed income (both core and high yield) had negative returns for the period.

1290 RETIREMENT 2035 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2018
Equity	78.1%
Fixed Income	21.9

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2018
iShares Core S&P Total US Stock Market ETF	26.5%
iShares Core U.S. Aggregate Bond ETF	18.6
iShares Core MSCI EAFE ETF	10.1
iShares Edge MSCI Min Vol USA ETF	8.9
PowerShares S&P 500 Low Volatility Portfolio	8.8
iShares Edge MSCI Min Vol EAFE ETF	5.2
PowerShares S&P International Developed Low Volatility Portfolio	5.0
PowerShares S&P MidCap Low Volatility Portfolio	4.8
iShares TIPS Bond ETF	3.3
iShares Core MSCI Emerging Markets ETF .	2.3

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period* 11/1/17 - 4/30/18
Class I
Actual	$1,000.00	$1,016.31	$2.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.15	2.67

*  Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE ETF	4,060	$270,558
iShares Core MSCI Emerging Markets ETF	1,090	61,967
iShares Core S&P Total US Stock Market ETF	11,820	716,883
iShares Core U.S. Aggregate Bond ETF	4,710	499,260
iShares Edge MSCI Min Vol EAFE ETF	1,880	139,308
iShares Edge MSCI Min Vol Emerging Markets ETF	530	32,404
iShares Edge MSCI Min Vol USA ETF	4,610	239,904
iShares TIPS Bond ETF	780	87,836
PowerShares S&P 500 Low Volatility Portfolio	5,080	236,728

PowerShares S&P Emerging Markets Low Volatility Portfolio	1,230	$32,226
PowerShares S&P International Developed Low Volatility Portfolio	4,000	133,844
PowerShares S&P MidCap Low Volatility Portfolio	2,870	129,265
PowerShares S&P SmallCap Low Volatility Portfolio	1,270	57,582
SPDR SSGA US Small Cap Low Volatility Index ETF	590	52,728

Total Investments in Securities (99.3%) (Cost $2,496,891)		2,690,493
Other Assets Less Liabilities (0.7%)		18,445

Net Assets (100%)		$2,708,938

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,690,493	$—	$—	$2,690,493

Total Assets	$2,690,493	$—	$—	$2,690,493

Total Liabilities	$—	$—	$—	$—

Total	$2,690,493	$—	$—	$2,690,493

There were no transfers between Levels 1, 2 or 3 during the six months ended April 30, 2018.

The Fund held no derivatives contracts during the six months ended April 30, 2018.

Investment security transactions for the six months ended April 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$34,034
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$63,262

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$210,992
Aggregate gross unrealized depreciation	(17,390)

Net unrealized appreciation	$193,602

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,496,891

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $2,496,891)	$2,690,493
Cash	16,242
Prepaid registration and filing fees	22,130
Receivable from investment adviser	7,534
Other assets	3,945

Total assets	2,740,344

LIABILITIES
Accrued professional fees	29,712
Transfer agent fees payable	1,296
Trustees’ fees payable	52
Accrued expenses	346

Total liabilities	31,406

NET ASSETS	$2,708,938

Net assets were comprised of:
Paid in capital	$2,499,875
Accumulated undistributed net investment income (loss)	4,668
Accumulated undistributed net realized gain (loss)	10,793
Net unrealized appreciation (depreciation)	193,602

Net assets	$2,708,938

Class I
Net asset value and redemption price per share, $2,708,938 / 250,010 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.84

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$28,964
Interest	52

Total income	29,016

EXPENSES
Professional fees	22,000
Registration and filing fees	19,626
Investment advisory fees	6,783
Offering costs	3,376
Transfer agent fees	2,930
Administrative fees	2,035
Custodian fees	1,019
Printing and mailing expenses	815
Trustees’ fees	148
Miscellaneous	1,896

Gross expenses	60,628
Less: Waiver from investment adviser	(8,818)
Reimbursement from investment adviser	(44,581)

Net expenses	7,229

NET INVESTMENT INCOME (LOSS)	21,787

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	8,120
Net distributions of realized gain received from underlying funds	2,922

Net realized gain (loss)	11,042

Net change in unrealized appreciation (depreciation) on investments in securities	11,176

NET REALIZED AND UNREALIZED GAIN (LOSS)	22,218

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,005

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	February 27, 2017* to October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$21,787	$27,656
Net realized gain (loss)	11,042	1,501
Net change in unrealized appreciation (depreciation)	11,176	182,426

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	44,005	211,583

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(45,002)	—
Distributions from net realized capital gains
Class I	(1,750)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(46,752)	—

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 0 and 250,010 shares, respectively ]	—	2,500,100
Capital shares issued in reinvestment of dividends [ 0# and 0 shares, respectively ]	2	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2	2,500,100

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,745)	2,711,683
NET ASSETS:
Beginning of period	2,711,683	—

End of period (a)	$2,708,938	$2,711,683

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,668	$27,883

* The Fund commenced operations on February 27, 2017.
# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2018 (Unaudited)		February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.85		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.11
Net realized and unrealized gain (loss)	0.09		0.74

Total from investment operations	0.18		0.85

Less distributions:
Dividends from net investment income	(0.18)		—
Distributions from net realized gains	(0.01)		—

Total dividends and distributions	(0.19)		—

Net asset value, end of period	$10.84		$10.85

Total return (b)	1.63%		8.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,709		$2,712
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	4.47%		5.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.61%		1.58	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.33)%		(3.17	)%(l)
Portfolio turnover rate (z)^	1%		1%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2040 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/18
	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	1.82%	9.03%	9.23%
S&P Target Date 2040 Index	2.91	11.41	11.25
* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Around the world, countries in the past six months generally began to slow down stimulus strategies and prepared to revert to a more “normal” economic environment. The U.S. Federal Reserve raised interest rates in December and again in March, while forecasting further hikes into 2018. The Chinese government also tightened monetary policy and the European Central Bank announced it would begin to moderate its quantitative easing program, designed to stimulate the bloc’s economy. Toward the end of the period market volatility generally increased, driven by mixed signals in terms of economic growth, rising inflation and yields prospects — and geopolitical uncertainty.

In the bond market, investors began to discount the prospect of higher inflation and higher nominal economic growth, pushing bond yields higher. For instance, the yield on the 10-year U.S. Treasury started the six-month period well above its low-close of 2.01% in early September, and by the end of January 2018 had moved above 2.7%. By April 2018, the 10-year yield breached the 3.0% level for the first time since 2013. In other credit-related markets, the U.S. high-yield market stalled early in 2018 and ended down marginally for the sixth-month period. While the macroeconomic fundamentals were generally positive, returns were hurt by volatility in the equity markets and investor concern over the path of interest rates. Flows into the high-yield market were also negative. In the U.S. convertible security market, continued strength in the equity market drove modest gains, despite credit and interest-rate headwinds.

For the U.S. equity markets, the six-month period ended April 30, 2018 can be divided into two periods, as most U.S. equity indexes retreated from their peaks but still managed to post positive gains for the period, while fundamentals for U.S. companies remained unusually strong.

For the first half, the dominant characteristic was historically low volatility coupled with a steady series of all-time highs for the S&P 500® Index. January 2018 marked the fifteenth month in a row of positive returns for the S&P 500® Index. At the same time, market volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index (VIX Index), remained low through early January, with the VIX Index remaining at or near historical lows. The optimism implied by those levels faltered in early February 2018, however, amid increasing worries about rising interest rates and aggressive trade rhetoric out of Washington, which caused an increase in market volatility. The S&P 500® Index fell over the course of six trading days in February, and remained off its highs through the end of the reporting period, although consensus estimates reported by FactSet for calendar year 2018 call for double-digit earnings growth and strong revenue growth in the year ahead.

The international equity markets also performed strongly until the end of January, then saw a sharp market correction and a spike in volatility after February. While markets generally regained some of the lost ground, share price performance remained choppy and largely range bound until the end of the period.

The Allocations Drive Performance

Each Fund’s performance will reflect the performance of the underlying asset classes and depend upon their percentage weighting within the Fund. Here’s why:

The 1290 Retirement Funds are managed to target a specific year of planned retirement. The Asset mix will become more conservative each year, until about 10 years after the target retirement year, when it will become relatively stable. The Funds balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a long-term retirement withdrawal horizon.

To achieve its exposures, the Fund invests in exchange-traded funds (ETFs) representing various equity and bond asset classes. So the Funds’ performance will be a function of the asset class performance and the percentage weighting of each in the Funds. Current target and actual allocations, as well as performance, are available in a separate quarterly Fund Fact Sheet.

What helped performance during the six-month period ended April 30, 2018:

•	Emerging market and international equities were the strongest performers in the Fund for the period.

•	U.S. large-cap and mid-cap equities exhibited moderately positive returns, adding to the Fund’s performance.

What hurt performance during the six-month period ended April 30, 2018:

•	U.S. small-cap equities detracted from Fund performance.

•	U.S. fixed income (both core and high yield) had negative returns for the period.

Table by Asset Class (as a percentage of Total Investments in Securities)
As of April 30, 2018
Equity	83.2%
Fixed Income	16.8

1290 RETIREMENT 2040 FUND (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities)
As of April 30, 2018
iShares Core S&P Total US Stock Market ETF	28.3%
iShares Core U.S. Aggregate Bond ETF	14.2
iShares Core MSCI EAFE ETF	10.5
iShares Edge MSCI Min Vol USA ETF	9.6
PowerShares S&P 500 Low Volatility Portfolio	9.4
iShares Edge MSCI Min Vol EAFE ETF	5.4
PowerShares S&P MidCap Low Volatility Portfolio	5.3
PowerShares S&P International Developed Low Volatility Portfolio	5.2
iShares TIPS Bond ETF	2.6
iShares Core MSCI Emerging Markets ETF	2.4

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period* 11/1/17 - 4/30/18
Class I
Actual	$1,000.00	$1,018.20	$2.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.17	2.65

*  Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE ETF	4,250	$283,220
iShares Core MSCI Emerging Markets ETF	1,160	65,946
iShares Core S&P Total US Stock Market ETF	12,660	767,829
iShares Core U.S. Aggregate Bond ETF	3,630	384,780
iShares Edge MSCI Min Vol EAFE ETF	1,960	145,236
iShares Edge MSCI Min Vol Emerging Markets ETF	560	34,238
iShares Edge MSCI Min Vol USA ETF	4,980	259,159
iShares TIPS Bond ETF	620	69,818
PowerShares S&P 500 Low Volatility Portfolio	5,480	255,368

PowerShares S&P Emerging Markets Low Volatility Portfolio	1,300	34,060
PowerShares S&P International Developed Low Volatility Portfolio	4,200	140,536
PowerShares S&P MidCap Low Volatility Portfolio	3,170	142,777
PowerShares S&P SmallCap Low Volatility Portfolio	1,340	60,756
SPDR SSGA US Small Cap Low Volatility Index ETF	710	63,453

Total Investments in Securities (99.3%) (Cost $2,497,601)		2,707,176
Other Assets Less Liabilities (0.7%)		18,648

Net Assets (100%)		$2,725,824

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,707,176	$—	$—	$2,707,176

Total Assets	$2,707,176	$—	$—	$2,707,176

Total Liabilities	$—	$—	$—	$—

Total	$2,707,176	$—	$—	$2,707,176

There were no transfers between Levels 1, 2 or 3 during the six months ended April 30, 2018.

The Fund held no derivatives contracts during the six months ended April 30, 2018.

Investment security transactions for the six months ended April 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$39,430
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$68,480

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$223,955
Aggregate gross unrealized depreciation	(14,380)

Net unrealized appreciation	$209,575

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,497,601

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $2,497,601)	$2,707,176
Cash	16,421
Prepaid registration and filing fees	22,130
Receivable from investment adviser	7,537
Other assets	3,962

Total assets	2,757,226

LIABILITIES
Accrued professional fees	29,716
Transfer agent fees payable	1,296
Trustees’ fees payable	52
Accrued expenses	338

Total liabilities	31,402

NET ASSETS	$2,725,824

Net assets were comprised of:
Paid in capital	$2,499,880
Accumulated undistributed net investment income (loss)	4,271
Accumulated undistributed net realized gain (loss)	12,098
Net unrealized appreciation (depreciation)	209,575

Net assets	$2,725,824

Class I
Net asset value and redemption price per share, $2,725,824 / 250,010 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.90

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$29,012
Interest	52

Total income	29,064

EXPENSES
Professional fees	22,010
Registration and filing fees	19,626
Investment advisory fees	6,822
Offering costs	3,393
Transfer agent fees	2,930
Administrative fees	2,047
Custodian fees	1,019
Printing and mailing expenses	820
Trustees’ fees	148
Miscellaneous	1,894

Gross expenses	60,709
Less: Waiver from investment adviser	(8,869)
Reimbursement from investment adviser	(44,616)

Net expenses	7,224

NET INVESTMENT INCOME (LOSS)	21,840

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	9,276
Net distributions of realized gain received from underlying funds	3,071

Net realized gain (loss)	12,347

Net change in unrealized appreciation (depreciation) on investments in securities	16,354

NET REALIZED AND UNREALIZED GAIN (LOSS)	28,701

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,541

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	February 27, 2017* to October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$21,840	$27,461
Net realized gain (loss)	12,347	1,501
Net change in unrealized appreciation (depreciation)	16,354	193,221

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	50,541	222,183

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(45,252)	—
Distributions from net realized capital gains
Class I	(1,750)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(47,002)	—

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 0 and 250,010 shares, respectively ]	—	2,500,100
Capital shares issued in reinvestment of dividends [ 0# and 0 shares, respectively ]	2	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2	2,500,100

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,541	2,722,283
NET ASSETS:
Beginning of period	2,722,283	—

End of period (a)	$2,725,824	$2,722,283

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,271	$27,683

* The Fund commenced operations on February 27, 2017.
# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2018 (Unaudited)		February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.89		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.11
Net realized and unrealized gain (loss)	0.11		0.78

Total from investment operations	0.20		0.89

Less distributions:
Dividends from net investment income	(0.18)		—
Distributions from net realized gains	(0.01)		—

Total dividends and distributions	(0.19)		—

Net asset value, end of period	$10.90		$10.89

Total return (b)	1.82%		8.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,726		$2,722
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	4.45%		5.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.60%		1.57	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.32)%		(3.18	)%(l)
Portfolio turnover rate (z)^	1%		1%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2045 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/18
	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	2.09%	9.72%	9.82%
S&P Target Date 2045 Index	3.07	11.87	11.68
* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Around the world, countries in the past six months generally began to slow down stimulus strategies and prepared to revert to a more “normal” economic environment. The U.S. Federal Reserve raised interest rates in December and again in March, while forecasting further hikes into 2018. The Chinese government also tightened monetary policy and the European Central Bank announced it would begin to moderate its quantitative easing program, designed to stimulate the bloc’s economy. Toward the end of the period market volatility generally increased, driven by mixed signals in terms of economic growth, rising inflation and yields prospects — and geopolitical uncertainty.

In the bond market, investors began to discount the prospect of higher inflation and higher nominal economic growth, pushing bond yields higher. For instance, the yield on the 10-year U.S. Treasury started the six-month period well above its low-close of 2.01% in early September, and by the end of January 2018 had moved above 2.7%. By April 2018, the 10-year yield breached the 3.0% level for the first time since 2013. In other credit-related markets, the U.S. high-yield market stalled early in 2018 and ended down marginally for the sixth-month period. While the macroeconomic fundamentals were generally positive, returns were hurt by volatility in the equity markets and investor concern over the path of interest rates. Flows into the high-yield market were also negative. In the U.S. convertible security market, continued strength in the equity market drove modest gains, despite credit and interest-rate headwinds.

For the U.S. equity markets, the six-month period ended April 30, 2018 can be divided into two periods, as most U.S. equity indexes retreated from their peaks but still managed to post positive gains for the period, while fundamentals for U.S. companies remained unusually strong.

For the first half, the dominant characteristic was historically low volatility coupled with a steady series of all-time highs for the S&P 500® Index. January 2018 marked the fifteenth month in a row of positive returns for the S&P 500® Index. At the same time, market volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index (VIX Index), remained low through early January, with the VIX Index remaining at or near historical lows. The optimism implied by those levels faltered in early February 2018, however, amid increasing worries about rising interest rates and aggressive trade rhetoric out of Washington, which caused an increase in market volatility. The S&P 500® Index fell over the course of six trading days in February, and remained off its highs through the end of the reporting period, although consensus estimates reported by FactSet for calendar year 2018 call for double-digit earnings growth and strong revenue growth in the year ahead.

The international equity markets also performed strongly until the end of January, then saw a sharp market correction and a spike in volatility after February. While markets generally regained some of the lost ground, share price performance remained choppy and largely range bound until the end of the period.

The Allocations Drive Performance

Each Fund’s performance will reflect the performance of the underlying asset classes and depend upon their percentage weighting within the Fund. Here’s why:

The 1290 Retirement Funds are managed to target a specific year of planned retirement. The Asset mix will become more conservative each year, until about 10 years after the target retirement year, when it will become relatively stable. The Funds balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a long-term retirement withdrawal horizon.

To achieve its exposures, the Fund invests in exchange-traded funds (ETFs) representing various equity and bond asset classes. So the Funds’ performance will be a function of the asset class performance and the percentage weighting of each in the Funds. Current target and actual allocations, as well as performance, are available in a separate quarterly Fund Fact Sheet.

What helped performance during the six-month period ended April 30, 2018:

•	Emerging market and international equities were the strongest performers in the Fund for the period.

•	U.S. large-cap and mid-cap equities exhibited moderately positive returns, adding to the Fund’s performance.

What hurt performance during the six-month period ended April 30, 2018:

•	U.S. small-cap equities detracted from Fund performance.

•	U.S. fixed income (both core and high yield) had negative returns for the period.

1290 RETIREMENT 2045 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2018
Equity	88.4%
Fixed Income	11.6

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2018
iShares Core S&P Total US Stock Market ETF	30.3%
iShares Core MSCI EAFE ETF	10.9
iShares Edge MSCI Min Vol USA ETF	10.3
PowerShares S&P 500 Low Volatility Portfolio	10.1
iShares Core U.S. Aggregate Bond ETF	10.0
iShares Edge MSCI Min Vol EAFE ETF	5.6
PowerShares S&P MidCap Low Volatility Portfolio	5.6
PowerShares S&P International Developed Low Volatility Portfolio	5.4
SPDR SSGA US Small Cap Low Volatility Index ETF	2.6
iShares Core MSCI Emerging Markets ETF	2.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period* 11/1/17 - 4/30/18
Class I
Actual	$1,000.00	$1,020.89	$2.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	2.64

*  Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE ETF	4,470	$297,881
iShares Core MSCI Emerging Markets ETF	1,200	68,220
iShares Core S&P Total US Stock Market ETF	13,690	830,298
iShares Core U.S. Aggregate Bond ETF	2,580	273,480
iShares Edge MSCI Min Vol EAFE ETF	2,050	151,905
iShares Edge MSCI Min Vol Emerging Markets ETF	590	36,073
iShares Edge MSCI Min Vol USA ETF	5,380	279,975
iShares TIPS Bond ETF	400	45,044
PowerShares S&P 500 Low Volatility Portfolio	5,920	275,872
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,370	35,894
PowerShares S&P International Developed Low Volatility Portfolio	4,370	146,224
PowerShares S&P MidCap Low Volatility Portfolio	3,370	151,785
PowerShares S&P SmallCap Low Volatility Portfolio	1,500	68,010
SPDR SSGA US Small Cap Low Volatility Index ETF	780	69,709

Total Investments in Securities (99.3%) (Cost $2,502,716)		2,730,370
Other Assets Less Liabilities (0.7%)		20,460

Net Assets (100%)		$2,750,830

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,730,370	$—	$—	$2,730,370

Total Assets	$2,730,370	$—	$—	$2,730,370

Total Liabilities	$—	$—	$—	$—

Total	$2,730,370	$—	$—	$2,730,370

There were no transfers between Levels 1, 2 or 3 during the six months ended April 30, 2018.

The Fund held no derivatives contracts during the six months ended April 30, 2018.

Investment security transactions for the six months ended April 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$33,533
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$63,668

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$238,615
Aggregate gross unrealized depreciation	(10,961)

Net unrealized appreciation	$227,654

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,502,716

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $2,502,716)	$2,730,370
Cash	18,379
Prepaid registration and filing fees	22,134
Receivable from investment adviser	7,596
Other assets	3,997

Total assets	2,782,476

LIABILITIES
Accrued professional fees	29,727
Transfer agent fees payable	1,546
Trustees’ fees payable	53
Accrued expenses	320

Total liabilities	31,646

NET ASSETS	$2,750,830

Net assets were comprised of:
Paid in capital	$2,507,520
Accumulated undistributed net investment income (loss)	4,030
Accumulated undistributed net realized gain (loss)	11,626
Net unrealized appreciation (depreciation)	227,654

Net assets	$2,750,830

Class I
Net asset value and redemption price per share, $2,750,830 / 250,773 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.97

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$29,101
Interest	57

Total income	29,158

EXPENSES
Professional fees	22,024
Registration and filing fees	19,630
Investment advisory fees	6,882
Offering costs	3,374
Transfer agent fees	3,278
Administrative fees	2,065
Custodian fees	1,019
Printing and mailing expenses	826
Trustees’ fees	149
Miscellaneous	1,896

Gross expenses	61,143
Less: Waiver from investment adviser	(8,947)
Reimbursement from investment adviser	(44,951)

Net expenses	7,245

NET INVESTMENT INCOME (LOSS)	21,913

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	8,611
Net distributions of realized gain received from underlying funds	3,269

Net realized gain (loss)	11,880

Net change in unrealized appreciation (depreciation) on investments in securities	22,926

NET REALIZED AND UNREALIZED GAIN (LOSS)	34,806

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,719

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	February 27, 2017* to October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$21,913	$27,281
Net realized gain (loss)	11,880	1,501
Net change in unrealized appreciation (depreciation)	22,926	204,728

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	56,719	233,510

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(45,387)	—
Distributions from net realized capital gains
Class I	(1,755)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(47,142)	—

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 0 and 250,760 shares, respectively ]	—	2,507,600
Capital shares issued in reinvestment of dividends [ 13 and 0 shares, respectively ]	143	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	143	2,507,600

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,720	2,741,110
NET ASSETS:
Beginning of period	2,741,110	—

End of period (a)	$2,750,830	$2,741,110

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,030	$27,504

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2018 (Unaudited)		February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.93		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.11
Net realized and unrealized gain (loss)	0.14		0.82

Total from investment operations	0.23		0.93

Less distributions:
Dividends from net investment income	(0.18)		—
Distributions from net realized gains	(0.01)		—

Total dividends and distributions	(0.19)		—

Net asset value, end of period	$10.97		$10.93

Total return (b)	2.09%		9.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,751		$2,741
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)	0.52	%(j)
Before waivers and reimbursements (a)(f)	4.44%		5.29%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.59%		1.55	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.32)%		(3.22	)%(l)
Portfolio turnover rate (z)^	1%		1%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2050 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/18
	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	2.27%	10.31%	10.42%
S&P Target Date 2050 Index	3.18	12.20	12.02
* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Around the world, countries in the past six months generally began to slow down stimulus strategies and prepared to revert to a more “normal” economic environment. The U.S. Federal Reserve raised interest rates in December and again in March, while forecasting further hikes into 2018. The Chinese government also tightened monetary policy and the European Central Bank announced it would begin to moderate its quantitative easing program, designed to stimulate the bloc’s economy. Toward the end of the period market volatility generally increased, driven by mixed signals in terms of economic growth, rising inflation and yields prospects — and geopolitical uncertainty.

In the bond market, investors began to discount the prospect of higher inflation and higher nominal economic growth, pushing bond yields higher. For instance, the yield on the 10-year U.S. Treasury started the six-month period well above its low-close of 2.01% in early September, and by the end of January 2018 had moved above 2.7%. By April 2018, the 10-year yield breached the 3.0% level for the first time since 2013. In other credit-related markets, the U.S. high-yield market stalled early in 2018 and ended down marginally for the sixth-month period. While the macroeconomic fundamentals were generally positive, returns were hurt by volatility in the equity markets and investor concern over the path of interest rates. Flows into the high-yield market were also negative. In the U.S. convertible security market, continued strength in the equity market drove modest gains, despite credit and interest-rate headwinds.

For the U.S. equity markets, the six-month period ended April 30, 2018 can be divided into two periods, as most U.S. equity indexes retreated from their peaks but still managed to post positive gains for the period, while fundamentals for U.S. companies remained unusually strong.

For the first half, the dominant characteristic was historically low volatility coupled with a steady series of all-time highs for the S&P 500® Index. January 2018 marked the fifteenth month in a row of positive returns for the S&P 500® Index. At the same time, market volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index (VIX Index), remained low through early January, with the VIX Index remaining at or near historical lows. The optimism implied by those levels faltered in early February 2018, however, amid increasing worries about rising interest rates and aggressive trade rhetoric out of Washington, which caused an increase in market volatility. The S&P 500® Index fell over the course of six trading days in February, and remained off its highs through the end of the reporting period, although consensus estimates reported by FactSet for calendar year 2018 call for double-digit earnings growth and strong revenue growth in the year ahead.

The international equity markets also performed strongly until the end of January, then saw a sharp market correction and a spike in volatility after February. While markets generally regained some of the lost ground, share price performance remained choppy and largely range bound until the end of the period.

The Allocations Drive Performance

Each Fund’s performance will reflect the performance of the underlying asset classes and depend upon their percentage weighting within the Fund. Here’s why:

The 1290 Retirement Funds are managed to target a specific year of planned retirement. The Asset mix will become more conservative each year, until about 10 years after the target retirement year, when it will become relatively stable. The Funds balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a long-term retirement withdrawal horizon.

To achieve its exposures, the Fund invests in exchange-traded funds (ETFs) representing various equity and bond asset classes. So the Funds’ performance will be a function of the asset class performance and the percentage weighting of each in the Funds. Current target and actual allocations, as well as performance, are available in a separate quarterly Fund Fact Sheet.

What helped performance during the six-month period ended April 30, 2018:

•	Emerging market and international equities were the strongest performers in the Fund for the period.

•	U.S. large-cap and mid-cap equities exhibited moderately positive returns, adding to the Fund’s performance.

What hurt performance during the six-month period ended April 30, 2018:

•	U.S. small-cap equities detracted from Fund performance.

•	U.S. fixed income (both core and high yield) had negative returns for the period.

1290 RETIREMENT 2050 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of April 30, 2018
Equity	93.1%
Fixed Income	6.9

Top 10 Holdings (as a percentage of Total Investments in Securities)
As of April 30, 2018
iShares Core S&P Total US Stock Market ETF	32.1%
iShares Core MSCI EAFE ETF	11.4
PowerShares S&P 500 Low Volatility Portfolio	10.8
iShares Edge MSCI Min Vol USA ETF	10.8
PowerShares S&P MidCap Low Volatility Portfolio	5.9
iShares Core U.S. Aggregate Bond ETF	5.8
iShares Edge MSCI Min Vol EAFE ETF	5.8
PowerShares S&P International Developed Low Volatility Portfolio	5.8
PowerShares S&P SmallCap Low Volatility Portfolio	2.6
SPDR SSGA US Small Cap Low Volatility Index ETF	2.6

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period* 11/1/17 - 4/30/18
Class I
Actual	$1,000.00	$1,022.74	$2.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.20	2.62

*  Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE ETF	4,730	$315,207
iShares Core MSCI Emerging Markets ETF	1,190	67,652
iShares Core S&P Total US Stock Market ETF	14,570	883,670
iShares Core U.S. Aggregate Bond ETF	1,510	160,060
iShares Edge MSCI Min Vol EAFE ETF	2,150	159,315
iShares Edge MSCI Min Vol Emerging Markets ETF	620	37,907
iShares Edge MSCI Min Vol USA ETF	5,690	296,108
iShares TIPS Bond ETF	260	29,279
PowerShares S&P 500 Low Volatility Portfolio	6,380	297,308

PowerShares S&P Emerging Markets Low Volatility Portfolio	1,450	37,990
PowerShares S&P International Developed Low Volatility Portfolio	4,730	158,270
PowerShares S&P MidCap Low Volatility Portfolio	3,570	160,793
PowerShares S&P SmallCap Low Volatility Portfolio	1,580	71,637
SPDR SSGA US Small Cap Low Volatility Index ETF	790	70,602

Total Investments in Securities (99.3%) (Cost $2,502,444)		2,745,798
Other Assets Less Liabilities (0.7%)		20,672

Net Assets (100%)		$2,766,470

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,745,798	$—	$—	$2,745,798

Total Assets	$2,745,798	$—	$—	$2,745,798

Total Liabilities	$—	$—	$—	$—

Total	$2,745,798	$—	$—	$2,745,798

There were no transfers between Levels 1, 2 or 3 during the six months ended April 30, 2018.

The Fund held no derivatives contracts during the six months ended April 30, 2018.

Investment security transactions for the six months ended April 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$41,308
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$65,216

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$251,104
Aggregate gross unrealized depreciation	(7,750)

Net unrealized appreciation	$243,354

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,502,444

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $2,502,444)	$2,745,798
Cash	18,472
Prepaid registration and filing fees	22,134
Receivable from investment adviser	7,528
Other assets	3,927

Total assets	2,797,859

LIABILITIES
Accrued professional fees	29,724
Transfer agent fees payable	1,296
Trustees’ fees payable	54
Accrued expenses	315

Total liabilities	31,389

NET ASSETS	$2,766,470

Net assets were comprised of:
Paid in capital	$2,506,882
Accumulated undistributed net investment income (loss)	3,749
Accumulated undistributed net realized gain (loss)	12,485
Net unrealized appreciation (depreciation)	243,354

Net assets	$2,766,470

Class I
Net asset value and redemption price per share, $2,766,470 / 250,616 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.04

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$29,120
Interest	58

Total income	29,178

EXPENSES
Professional fees	22,029
Registration and filing fees	19,628
Investment advisory fees	6,911
Offering costs	3,369
Transfer agent fees	2,930
Administrative fees	2,073
Custodian fees	1,006
Printing and mailing expenses	829
Trustees’ fees	150
Miscellaneous	1,897

Gross expenses	60,822
Less: Waiver from investment adviser	(8,984)
Reimbursement from investment adviser	(44,608)

Net expenses	7,230

NET INVESTMENT INCOME (LOSS)	21,948

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	9,315
Net distributions of realized gain received from underlying funds	3,418

Net realized gain (loss)	12,733

Net change in unrealized appreciation (depreciation) on investments in securities	28,133

NET REALIZED AND UNREALIZED GAIN (LOSS)	40,866

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,814

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	February 27, 2017* to October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$21,948	$27,083
Net realized gain (loss)	12,733	1,502
Net change in unrealized appreciation (depreciation)	28,133	215,221

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	62,814	243,806

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(45,502)	—
Distributions from net realized capital gains
Class I	(1,750)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(47,252)	—

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 607 and 250,009 shares, respectively ]	7,000	2,500,100
Capital shares issued in reinvestment of dividends [ 0# and 0 shares, respectively ]	2	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,002	2,500,100

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,564	2,743,906
NET ASSETS:
Beginning of period	2,743,906	—

End of period (a)	$2,766,470	$2,743,906

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,749	$27,303

* The Fund commenced operations on February 27, 2017.
# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2018 (Unaudited)		February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.98		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.11
Net realized and unrealized gain (loss)	0.16		0.87

Total from investment operations	0.25		0.98

Less distributions:
Dividends from net investment income	(0.18)		—
Distributions from net realized gains	(0.01)		—

Total dividends and distributions	(0.19)		—

Net asset value, end of period	$11.04		$10.98

Total return (b)	2.27%		9.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,766		$2,744
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)	0.52	%(j)
Before waivers and reimbursements (a)(f)	4.40%		5.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.59%		1.54	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.29)%		(3.20	)%(l)
Portfolio turnover rate (z)^	1%		1%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2055 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/18
	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	2.54%	10.89%	11.01%
S&P Target Date 2055 Index	3.24	12.36	12.19
* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Around the world, countries in the past six months generally began to slow down stimulus strategies and prepared to revert to a more “normal” economic environment. The U.S. Federal Reserve raised interest rates in December and again in March, while forecasting further hikes into 2018. The Chinese government also tightened monetary policy and the European Central Bank announced it would begin to moderate its quantitative easing program, designed to stimulate the bloc’s economy. Toward the end of the period market volatility generally increased, driven by mixed signals in terms of economic growth, rising inflation and yields prospects — and geopolitical uncertainty.

In the bond market, investors began to discount the prospect of higher inflation and higher nominal economic growth, pushing bond yields higher. For instance, the yield on the 10-year U.S. Treasury started the six-month period well above its low-close of 2.01% in early September, and by the end of January 2018 had moved above 2.7%. By April 2018, the 10-year yield breached the 3.0% level for the first time since 2013. In other credit-related markets, the U.S. high-yield market stalled early in 2018 and ended down marginally for the sixth-month period. While the macroeconomic fundamentals were generally positive, returns were hurt by volatility in the equity markets and investor concern over the path of interest rates. Flows into the high-yield market were also negative. In the U.S. convertible security market, continued strength in the equity market drove modest gains, despite credit and interest-rate headwinds.

For the U.S. equity markets, the six-month period ended April 30, 2018 can be divided into two periods, as most U.S. equity indexes retreated from their peaks but still managed to post positive gains for the period, while fundamentals for U.S. companies remained unusually strong.

For the first half, the dominant characteristic was historically low volatility coupled with a steady series of all-time highs for the S&P 500® Index. January 2018 marked the fifteenth month in a row of positive returns for the S&P 500® Index. At the same time, market volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index (VIX Index), remained low through early January, with the VIX Index remaining at or near historical lows. The optimism implied by those levels faltered in early February 2018, however, amid increasing worries about rising interest rates and aggressive trade rhetoric out of Washington, which caused an increase in market volatility. The S&P 500® Index fell over the course of six trading days in February, and remained off its highs through the end of the reporting period, although consensus estimates reported by FactSet for calendar year 2018 call for double-digit earnings growth and strong revenue growth in the year ahead.

The international equity markets also performed strongly until the end of January, then saw a sharp market correction and a spike in volatility after February. While markets generally regained some of the lost ground, share price performance remained choppy and largely range bound until the end of the period.

The Allocations Drive Performance

Each Fund’s performance will reflect the performance of the underlying asset classes and depend upon their percentage weighting within the Fund. Here’s why:

The 1290 Retirement Funds are managed to target a specific year of planned retirement. The Asset mix will become more conservative each year, until about 10 years after the target retirement year, when it will become relatively stable. The Funds balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a long-term retirement withdrawal horizon.

To achieve its exposures, the Fund invests in exchange-traded funds (ETFs) representing various equity and bond asset classes. So the Funds’ performance will be a function of the asset class performance and the percentage weighting of each in the Funds. Current target and actual allocations, as well as performance, are available in a separate quarterly Fund Fact Sheet.

What helped performance during the six-month period ended April 30, 2018:

•	Emerging market and international equities were the strongest performers in the Fund for the period.

•	U.S. large-cap and mid-cap equities exhibited moderately positive returns, adding to the Fund’s performance.

What hurt performance during the six-month period ended April 30, 2018:

•	U.S. small-cap equities detracted from Fund performance.

•	U.S. fixed income (both core and high yield) had negative returns for the period.

1290 RETIREMENT 2055 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of April 30, 2018
Equity	98.0%
Fixed Income	2.0

Top 10 Holdings (as a percentage of Total Investments in Securities)
As of April 30, 2018
iShares Core S&P Total US Stock Market ETF	33.7%
iShares Core MSCI EAFE ETF	11.9
PowerShares S&P 500 Low Volatility Portfolio	11.4
iShares Edge MSCI Min Vol USA ETF	11.4
iShares Edge MSCI Min Vol EAFE ETF	6.2
PowerShares S&P MidCap Low Volatility Portfolio	6.2
PowerShares S&P International Developed Low Volatility Portfolio	6.0
PowerShares S&P SmallCap Low Volatility Portfolio	2.8
SPDR SSGA US Small Cap Low Volatility Index ETF	2.8
iShares Core MSCI Emerging Markets ETF	2.7
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period* 11/1/17 - 4/30/18
Class I
Actual	$1,000.00	$1,025.41	$2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.22	2.60

*  Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE ETF	4,960	$330,534
iShares Core MSCI Emerging Markets ETF	1,310	74,474
iShares Core S&P Total US Stock Market ETF	15,380	932,796
iShares Core U.S. Aggregate Bond ETF	430	45,580
iShares Edge MSCI Min Vol EAFE ETF	2,310	171,171
iShares Edge MSCI Min Vol Emerging Markets ETF	610	37,295
iShares Edge MSCI Min Vol USA ETF	6,020	313,281
iShares TIPS Bond ETF	70	7,883
PowerShares S&P 500 Low Volatility Portfolio	6,740	314,084

PowerShares S&P Emerging Markets Low Volatility Portfolio	1,530	40,086
PowerShares S&P International Developed Low Volatility Portfolio	4,980	166,635
PowerShares S&P MidCap Low Volatility Portfolio	3,780	170,251
PowerShares S&P SmallCap Low Volatility Portfolio	1,690	76,625
SPDR SSGA US Small Cap Low Volatility Index ETF	850	75,965

Total Investments in Securities (99.3%) (Cost $2,496,154)		2,756,660
Other Assets Less Liabilities (0.7%)		20,558

Net Assets (100%)		$2,777,218

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,756,660	$—	$—	$2,756,660

Total Assets	$2,756,660	$—	$—	$2,756,660

Total Liabilities	$—	$—	$—	$—

Total	$2,756,660	$—	$—	$2,756,660

There were no transfers between Levels 1, 2 or 3 during the six months ended April 30, 2018.

The Fund held no derivatives contracts during the six months ended April 30, 2018.

Investment security transactions for the six months ended April 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$38,854
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$69,196

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$264,981
Aggregate gross unrealized depreciation	(4,475)

Net unrealized appreciation	$260,506

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,496,154

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $2,496,154)	$2,756,660
Cash	17,931
Prepaid registration and filing fees	22,406
Receivable from investment adviser	7,584
Other assets	4,039

Total assets	2,808,620

LIABILITIES
Accrued professional fees	29,730
Transfer agent fees payable	1,296
Trustees’ fees payable	54
Accrued expenses	322

Total liabilities	31,402

NET ASSETS	$2,777,218

Net assets were comprised of:
Paid in capital	$2,499,886
Accumulated undistributed net investment income (loss)	3,367
Accumulated undistributed net realized gain (loss)	13,459
Net unrealized appreciation (depreciation)	260,506

Net assets	$2,777,218

Class I
Net asset value and redemption price per share, $2,777,218 / 250,010 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.11

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$29,156
Interest	57

Total income	29,213

EXPENSES
Professional fees	22,038
Registration and filing fees	19,812
Investment advisory fees	6,942
Offering costs	3,371
Transfer agent fees	2,930
Administrative fees	2,083
Custodian fees	1,019
Printing and mailing expenses	833
Trustees’ fees	151
Miscellaneous	1,895

Gross expenses	61,074
Less: Waiver from investment adviser	(9,025)
Reimbursement from investment adviser	(44,835)

Net expenses	7,214

NET INVESTMENT INCOME (LOSS)	21,999

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	9,843
Net distributions of realized gain received from underlying funds	3,616

Net realized gain (loss)	13,459

Net change in unrealized appreciation (depreciation) on investments in securities	34,169

NET REALIZED AND UNREALIZED GAIN (LOSS)	47,628

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,627

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	February 27, 2017* to October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$21,999	$26,904
Net realized gain (loss)	13,459	1,500
Net change in unrealized appreciation (depreciation)	34,169	226,337

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	69,627	254,741

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(45,752)	—
Distributions from net realized capital gains
Class I	(1,500)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(47,252)	—

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 0 and 250,009 shares, respectively ]	—	2,500,100
Capital shares issued in reinvestment of dividends [ 1 and 0 shares, respectively ]	2	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2	2,500,100

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,377	2,754,841
NET ASSETS:
Beginning of period	2,754,841	—

End of period (a)	$2,777,218	$2,754,841

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,367	$27,120

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2018 (Unaudited)		February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$11.02		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.11
Net realized and unrealized gain (loss)	0.19		0.91

Total from investment operations	0.28		1.02

Less distributions:
Dividends from net investment income	(0.18)		—
Distributions from net realized gains	(0.01)		—

Total dividends and distributions	(0.19)		—

Net asset value, end of period	$11.11		$11.02

Total return (b)	2.54%		10.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,777		$2,755
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)	0.52	%(j)
Before waivers and reimbursements (a)(f)	4.40%		5.25%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.58%		1.53	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.29)%		(3.21	)%(l)
Portfolio turnover rate (z)^	1%		1%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2060 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/18
	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	2.64%	11.10%	11.19%
S&P Target Date 2060+ Index	3.29	12.50	12.33
* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Around the world, countries in the past six months generally began to slow down stimulus strategies and prepared to revert to a more “normal” economic environment. The U.S. Federal Reserve raised interest rates in December and again in March, while forecasting further hikes into 2018. The Chinese government also tightened monetary policy and the European Central Bank announced it would begin to moderate its quantitative easing program, designed to stimulate the bloc’s economy. Toward the end of the period market volatility generally increased, driven by mixed signals in terms of economic growth, rising inflation and yields prospects — and geopolitical uncertainty.

In the bond market, investors began to discount the prospect of higher inflation and higher nominal economic growth, pushing bond yields higher. For instance, the yield on the 10-year U.S. Treasury started the six-month period well above its low-close of 2.01% in early September, and by the end of January 2018 had moved above 2.7%. By April 2018, the 10-year yield breached the 3.0% level for the first time since 2013. In other credit-related markets, the U.S. high-yield market stalled early in 2018 and ended down marginally for the sixth-month period. While the macroeconomic fundamentals were generally positive, returns were hurt by volatility in the equity markets and investor concern over the path of interest rates. Flows into the high-yield market were also negative. In the U.S. convertible security market, continued strength in the equity market drove modest gains, despite credit and interest-rate headwinds.

For the U.S. equity markets, the six-month period ended April 30, 2018 can be divided into two periods, as most U.S. equity indexes retreated from their peaks but still managed to post positive gains for the period, while fundamentals for U.S. companies remained unusually strong.

For the first half, the dominant characteristic was historically low volatility coupled with a steady series of all-time highs for the S&P 500® Index. January 2018 marked the fifteenth month in a row of positive returns for the S&P 500® Index. At the same time, market volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index (VIX Index), remained low through early January, with the VIX Index remaining at or near historical lows. The optimism implied by those levels faltered in early February 2018, however, amid increasing worries about rising interest rates and aggressive trade rhetoric out of Washington, which caused an increase in market volatility. The S&P 500® Index fell over the course of six trading days in February, and remained off its highs through the end of the reporting period, although consensus estimates reported by FactSet for calendar year 2018 call for double-digit earnings growth and strong revenue growth in the year ahead.

The international equity markets also performed strongly until the end of January, then saw a sharp market correction and a spike in volatility after February. While markets generally regained some of the lost ground, share price performance remained choppy and largely range bound until the end of the period.

The Allocations Drive Performance

Each Fund’s performance will reflect the performance of the underlying asset classes and depend upon their percentage weighting within the Fund. Here’s why:

The 1290 Retirement Funds are managed to target a specific year of planned retirement. The Asset mix will become more conservative each year, until about 10 years after the target retirement year, when it will become relatively stable. The Funds balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a long-term retirement withdrawal horizon.

To achieve its exposures, the Fund invests in exchange-traded funds (ETFs) representing various equity and bond asset classes. So the Funds’ performance will be a function of the asset class performance and the percentage weighting of each in the Funds. Current target and actual allocations, as well as performance, are available in a separate quarterly Fund Fact Sheet.

What helped performance during the six-month period ended April 30, 2018:

•	Emerging market and international equities were the strongest performers in the Fund for the period.

•	U.S. large-cap and mid-cap equities exhibited moderately positive returns, adding to the Fund’s performance.

What hurt performance during the six-month period ended April 30, 2018:

•	U.S. small-cap equities detracted from Fund performance.

•	U.S. fixed income (both core and high yield) had negative returns for the period.

1290 RETIREMENT 2060 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of April 30, 2018
Equity	100.0%

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2018
iShares Core S&P Total US Stock Market ETF	34.9%
iShares Core MSCI EAFE ETF	12.3
PowerShares S&P 500 Low Volatility Portfolio	11.7
iShares Edge MSCI Min Vol USA ETF	11.5
iShares Edge MSCI Min Vol EAFE ETF	6.3
PowerShares S&P MidCap Low Volatility Portfolio	6.1
PowerShares S&P International Developed Low Volatility Portfolio	6.1
iShares Core MSCI Emerging Markets ETF	2.8
SPDR SSGA US Small Cap Low Volatility Index ETF	2.7
PowerShares S&P SmallCap Low Volatility Portfolio	2.7

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period* 11/1/17 - 4/30/18
Class I
Actual	$1,000.00	$1,026.39	$2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.22	2.60

*  Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE ETF	5,080	$338,531
iShares Core MSCI Emerging Markets ETF	1,360	77,316
iShares Core S&P Total US Stock Market ETF	15,870	962,516
iShares Edge MSCI Min Vol EAFE ETF	2,360	174,876
iShares Edge MSCI Min Vol Emerging Markets ETF	640	39,130
iShares Edge MSCI Min Vol USA ETF	6,130	319,005
PowerShares S&P 500 Low Volatility Portfolio	6,910	322,006
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,540	40,348

PowerShares S&P International Developed Low Volatility Portfolio	5,030	168,308
PowerShares S&P MidCap Low Volatility Portfolio	3,760	169,350
PowerShares S&P SmallCap Low Volatility Portfolio	1,670	75,718
SPDR SSGA US Small Cap Low Volatility Index ETF	850	75,965

Total Investments in Securities (99.3%) (Cost $2,495,157)		2,763,069
Other Assets Less Liabilities (0.7%)		18,938

Net Assets (100%)		$2,782,007

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,763,069	$—	$—	$2,763,069

Total Assets	$2,763,069	$—	$—	$2,763,069

Total Liabilities	$—	$—	$—	$—

Total	$2,763,069	$—	$—	$2,763,069

There were no transfers between Levels 1, 2 or 3 during the six months ended April 30, 2018.

The Fund held no derivatives contracts during the six months ended April 30, 2018.

Investment security transactions for the six months ended April 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$25,123
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$53,661

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$271,142
Aggregate gross unrealized depreciation	(3,230)

Net unrealized appreciation	$267,912

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,495,157

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2060 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $2,495,157)	$2,763,069
Cash	16,659
Prepaid registration and filing fees	22,135
Receivable from investment adviser	7,541
Other assets	4,003

Total assets	2,813,407

LIABILITIES
Accrued professional fees	29,731
Transfer agent fees payable	1,296
Trustees’ fees payable	54
Accrued expenses	319

Total liabilities	31,400

NET ASSETS	$2,782,007

Net assets were comprised of:
Paid in capital	$2,499,890
Accumulated undistributed net investment income (loss)	3,357
Accumulated undistributed net realized gain (loss)	10,848
Net unrealized appreciation (depreciation)	267,912

Net assets	$2,782,007

Class I
Net asset value and redemption price per share, $2,782,007 / 250,010 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.13

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$29,186
Interest	58

Total income	29,244

EXPENSES
Professional fees	22,041
Registration and filing fees	19,628
Investment advisory fees	6,955
Offering costs	3,392
Transfer agent fees	2,930
Administrative fees	2,086
Custodian fees	1,006
Printing and mailing expenses	834
Trustees’ fees	151
Miscellaneous	1,944

Gross expenses	60,967
Less: Waiver from investment adviser	(9,041)
Reimbursement from investment adviser	(44,713)

Net expenses	7,213

NET INVESTMENT INCOME (LOSS)	22,031

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	7,036
Net distributions of realized gain received from underlying funds	4,061

Net realized gain (loss)	11,097

Net change in unrealized appreciation (depreciation) on investments in securities	38,257

NET REALIZED AND UNREALIZED GAIN (LOSS)	49,354

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$71,385

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2060 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	February 27, 2017* to October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,031	$26,866
Net realized gain (loss)	11,097	1,501
Net change in unrealized appreciation (depreciation)	38,257	229,655

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	71,385	258,022

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(45,752)	—
Distributions from net realized capital gains
Class I	(1,750)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(47,502)	—

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 0 and 250,009 shares, respectively ]	—	2,500,100
Capital shares issued in reinvestment of dividends [ 1 and 0 shares, respectively ]	2	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2	2,500,100

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,885	2,758,122
NET ASSETS:
Beginning of period	2,758,122	—

End of period (a)	$2,782,007	$2,758,122

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,357	$27,078

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2060 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2018 (Unaudited)		February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$11.03		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.11
Net realized and unrealized gain (loss)	0.20		0.92

Total from investment operations	0.29		1.03

Less distributions:
Dividends from net investment income	(0.18)		—
Distributions from net realized gains	(0.01)		—

Total dividends and distributions	(0.19)		—

Net asset value, end of period	$11.13		$11.03

Total return (b)	2.64%		10.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,782		$2,758
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)	0.52	%(j)
Before waivers and reimbursements (a)(f)	4.38%		5.25%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.58%		1.52	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.28)%		(3.21	)%(l)
Portfolio turnover rate (z)^	1%		1%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 SMARTBETA EQUITY FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISER

➢	AXA Rosenberg Investment Management LLC

PERFORMANCE RESULTS

Total Returns as of 4/30/18
			6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge		1.80%	10.87%	7.40%
	with Sales Charge (a	)	(3.78)	4.80	5.67
Fund – Class I Shares*			1.94	11.20	7.67
Fund – Class R Shares*			1.73	10.61	7.13
Fund – Class T Shares*†	without Sales Charge		1.94	11.20	7.67
	with Sales Charge (b	)	(0.57)	8.40	6.87
MSCI World (Net) Index			3.40	13.22	7.89

*   Date of inception 11/12/14.

†  Class T Shares currently are not offered for sale.

(a)  A 5.50% front-end sales charge was deducted.

(b)  A 2.50% front-end sales charge was deducted.

    Returns for periods less than one year are not annualized

    Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — AXA Rosenberg Investment Management LLC

Equity markets around the world continued to rise over the period as investors expected synchronized global economic expansion to continue. In this environment, the U.S. Federal Reserve raised interest rates in December and again in March, guiding further hikes into 2018. The Chinese government also tightened monetary policy and the European Central Bank announced it would begin to moderate its quantitative easing program, designed to stimulate the bloc’s economy. However, equities did come under pressure toward the end of the period as market volatility increased, driven by fears of a trade war between the U.S. and China as President Trump announced a raft of tariffs, which led to China responding with its own measures against U.S. imports.

Fund Highlights

The Fund underperformed the benchmark index, driven by the Fund’s low volatility exposure, while its quality exposure was rewarded.

What helped performance during the six-month period ended April 30, 2018:

•	Quality factors were rewarded generally over the period.

•

The Fund’s exposure to stocks such as Adobe Systems, Inc. and Costco Wholesale Corp., which our proprietary measure of quality identified as having strong sustainable earnings growth, helped drive Fund return.

What hurt performance during the six-month period ended April 30, 2018:

•

The Fund had a lower-than-benchmark exposure to the information technology sector over the period, largely driven by the relative volatility of technology stocks such as Microsoft Corp. and Cisco Systems, Inc. This positioning detracted as the sector outperformed the broad market.

•	The Fund has a lower-than-benchmark exposure to the energy sector. This positioning weighed on performance over the period as commodity prices rose, benefitting oil companies.

Sector Weightings as of April 30, 2018	% of Net Assets
Financials	18.6%
Industrials	16.0
Consumer Staples	13.6
Information Technology	12.0
Health Care	10.7
Consumer Discretionary	9.9
Utilities	4.6
Materials	3.7
Telecommunication Services	3.2
Real Estate	3.0
Energy	2.1
Cash and Other	2.6

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

1290 SMARTBETA EQUITY FUND (Unaudited)

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period* 11/1/17 - 4/30/18
Class A
Actual	$1,000.00	$1,018.05	$5.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class I
Actual	1,000.00	1,019.42	4.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class R
Actual	1,000.00	1,017.27	7.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.85	7.00
Class T**
Actual	1,000.00	1,019.42	4.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

*  Expenses are equal to the Fund’s Class A, I, R and T shares annualized expense ratios of 1.15%, 0.90%, 1.40% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

** Class T shares currently are not offered for sale.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.9%)
Auto Components (0.9%)
Aptiv plc	500	$42,290
Bridgestone Corp.	600	25,033
Continental AG	100	26,712
Magna International, Inc.	900	53,154

		147,189

Automobiles (0.5%)
Bayerische Motoren Werke AG	300	33,483
Daimler AG (Registered)	400	31,532
Suzuki Motor Corp.	300	16,149

		81,164

Hotels, Restaurants & Leisure (2.1%)
Aramark	300	11,217
Carnival Corp.	300	18,918
Compass Group plc	1,923	41,247
Hilton Worldwide Holdings, Inc.	300	23,652
Restaurant Brands International, Inc.	500	27,209
Royal Caribbean Cruises Ltd.	200	21,638
Sodexo SA	200	19,764
Starbucks Corp.	2,100	120,897
Whitbread plc	200	11,774
Yum! Brands, Inc.	400	34,840

		331,156

Household Durables (0.6%)
DR Horton, Inc.	500	22,070
Electrolux AB	500	13,144
Mohawk Industries, Inc.*	100	20,988
Sekisui Chemical Co. Ltd.	1,000	17,729
Sekisui House Ltd.	1,000	18,287
Techtronic Industries Co. Ltd.	500	2,924

		95,142

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	200	6,783

Media (1.5%)
Comcast Corp., Class A	2,900	91,031
Omnicom Group, Inc.	800	58,928
Time Warner, Inc.	1,000	94,800

		244,759

Multiline Retail (0.3%)
Dollar General Corp.	500	48,265

Specialty Retail (2.4%)
Home Depot, Inc. (The)	700	129,360
Industria de Diseno Textil SA	2,000	61,951
Lowe’s Cos., Inc.	600	49,458
Ross Stores, Inc.	500	40,425
TJX Cos., Inc. (The)	1,100	93,335
USS Co. Ltd.	500	10,513

		385,042

Textiles, Apparel & Luxury Goods (1.5%)
Gildan Activewear, Inc.	800	23,303
LVMH Moet Hennessy Louis Vuitton SE	200	69,616

NIKE, Inc., Class B	1,400	95,746
VF Corp.	700	56,609

		245,274

Total Consumer Discretionary		1,584,774

Consumer Staples (13.6%)
Beverages (3.5%)
Brown-Forman Corp., Class B	500	28,020
Coca-Cola Co. (The)	1,300	56,173
Constellation Brands, Inc., Class A	300	69,939
Diageo plc	2,400	85,367
Heineken NV	600	63,094
Kirin Holdings Co. Ltd.	1,000	28,031
Monster Beverage Corp.*	500	27,500
PepsiCo, Inc.	1,600	161,504
Pernod Ricard SA	200	33,173
Suntory Beverage & Food Ltd.	300	14,762

		567,563

Food & Staples Retailing (2.8%)
Alimentation Couche-Tard, Inc., Class B	400	17,294
Costco Wholesale Corp.	500	98,580
CVS Health Corp.	800	55,864
George Weston Ltd.	500	40,963
Seven & i Holdings Co. Ltd.	900	39,534
Sysco Corp.	1,200	75,048
Walgreens Boots Alliance, Inc.	700	46,515
Walmart, Inc.	300	26,538
Wesfarmers Ltd.	400	13,136
Woolworths Group Ltd.	1,400	29,294

		442,766

Food Products (2.9%)
Associated British Foods plc	400	14,842
Conagra Brands, Inc.	400	14,828
Danone SA	800	64,495
General Mills, Inc.	1,500	65,610
Hershey Co. (The)	200	18,388
Kellogg Co.	900	53,010
Kraft Heinz Co. (The)	500	28,190
McCormick & Co., Inc. (Non-Voting)	200	21,082
MEIJI Holdings Co. Ltd.	100	8,027
Mondelez International, Inc., Class A	1,600	63,200
Nestle SA (Registered)	1,200	92,771
Tyson Foods, Inc., Class A	300	21,030

		465,473

Household Products (2.1%)
Church & Dwight Co., Inc.	400	18,480
Clorox Co. (The)	300	35,160
Henkel AG & Co. KGaA (Preference) (q)	400	50,885
Kimberly-Clark Corp.	600	62,124
Procter & Gamble Co. (The)	2,400	173,616

		340,265

Personal Products (2.3%)
Beiersdorf AG	200	22,663

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Estee Lauder Cos., Inc. (The), Class A	600	$88,854
Kao Corp.	500	35,894
L’Oreal SA	270	64,663
Unilever NV (CVA)	1,400	79,866
Unilever plc	1,300	72,850

		364,790

Total Consumer Staples		2,180,857

Energy (2.1%)
Oil, Gas & Consumable Fuels (2.1%)
Exxon Mobil Corp.	2,000	155,500
Snam SpA	6,000	28,772
Suncor Energy, Inc.	800	30,593
TOTAL SA	1,400	87,915
Valero Energy Corp.	300	33,279

Total Energy		336,059

Financials (18.6%)
Banks (8.3%)
Aozora Bank Ltd.	1,000	40,445
Bank Hapoalim BM	2,000	13,653
Bank of America Corp.	900	26,928
Bank of Montreal	1,200	91,135
Bank of Nova Scotia (The)	1,300	79,907
BB&T Corp.	800	42,240
Canadian Imperial Bank of Commerce	700	60,969
Citigroup, Inc.	400	27,308
Citizens Financial Group, Inc.	600	24,894
Commonwealth Bank of Australia	900	48,496
Danske Bank A/S	1,200	41,807
DBS Group Holdings Ltd.	1,000	23,101
Hang Seng Bank Ltd.	1,400	35,414
ING Groep NV	2,400	40,265
KBC Group NV	200	17,428
M&T Bank Corp.	200	36,454
National Bank of Canada	900	42,745
Nordea Bank AB	2,000	20,287
Oversea-Chinese Banking Corp. Ltd.	3,000	30,960
PNC Financial Services Group, Inc. (The)	700	101,927
Royal Bank of Canada	1,200	91,256
Skandinaviska Enskilda Banken AB, Class A	2,000	18,813
SunTrust Banks, Inc.	700	46,760
Svenska Handelsbanken AB, Class A	2,000	22,329
Swedbank AB, Class A	2,600	56,617
Toronto-Dominion Bank (The)	2,600	146,023
United Overseas Bank Ltd.	1,000	22,587
US Bancorp	1,800	90,810

		1,341,558

Capital Markets (4.1%)
Ameriprise Financial, Inc.	300	42,063
ASX Ltd.	200	8,797
Bank of New York Mellon Corp. (The)	700	38,157
BlackRock, Inc.	100	52,150
CME Group, Inc.	500	78,840

Deutsche Boerse AG	400	53,819
Intercontinental Exchange, Inc.	700	50,722
MSCI, Inc.	300	44,949
Northern Trust Corp.	400	42,700
S&P Global, Inc.	500	94,300
Singapore Exchange Ltd.	1,000	5,830
St James’s Place plc	800	12,488
State Street Corp.	400	39,912
T Rowe Price Group, Inc.	300	34,146
TD Ameritrade Holding Corp.	400	23,236
Thomson Reuters Corp.	700	28,148

		650,257

Consumer Finance (0.1%)
Ally Financial, Inc.	800	20,880

Insurance (6.1%)
Aflac, Inc.	600	27,342
AIA Group Ltd.	4,200	37,498
Allianz SE (Registered)	300	70,970
Allstate Corp. (The)	700	68,474
Aon plc	400	56,988
Assicurazioni Generali SpA	1,000	20,163
Baloise Holding AG (Registered)	90	14,245
Cincinnati Financial Corp.	300	21,102
Everest Re Group Ltd.	100	23,267
Hannover Rueck SE	100	14,056
Industrial Alliance Insurance & Financial Services, Inc.	600	25,202
Legal & General Group plc	8,000	29,671
Lincoln National Corp.	400	28,256
Manulife Financial Corp.	1,300	24,533
Marsh & McLennan Cos., Inc.	1,300	105,950
Medibank Pvt Ltd.	1,800	3,950
NN Group NV	600	28,629
Principal Financial Group, Inc.	600	35,532
Progressive Corp. (The)	1,600	96,464
Prudential Financial, Inc.	400	42,528
Sampo OYJ, Class A	600	32,274
SCOR SE	400	16,233
Sun Life Financial, Inc.	1,400	57,791
Suncorp Group Ltd.	2,900	30,528
Zurich Insurance Group AG*	200	63,798

		975,444

Total Financials		2,988,139

Health Care (10.7%)
Biotechnology (0.6%)
AbbVie, Inc.	700	67,585
CSL Ltd.	200	25,538

		93,123

Health Care Equipment & Supplies (2.7%)
Baxter International, Inc.	1,100	76,450
Becton Dickinson and Co.	200	46,374
Cochlear Ltd.	100	14,554
Coloplast A/S, Class B	200	16,948
Danaher Corp.	500	50,160
Hoya Corp.	400	21,385
IDEXX Laboratories, Inc.*	200	38,898
Smith & Nephew plc	800	15,346
Stryker Corp.	600	101,652

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Sysmex Corp.	200	$17,657
Teleflex, Inc.	100	26,788

		426,212

Health Care Providers & Services (2.4%)
Anthem, Inc.	200	47,198
Cigna Corp.	200	34,364
Fresenius Medical Care AG & Co. KGaA	200	20,366
HCA Healthcare, Inc.	400	38,296
Humana, Inc.	300	88,254
UnitedHealth Group, Inc.	700	165,480

		393,958

Health Care Technology (0.1%)
Cerner Corp.*	300	17,475

Life Sciences Tools & Services (0.6%)
Mettler-Toledo International, Inc.*	100	55,993
Thermo Fisher Scientific, Inc.	200	42,070

		98,063

Pharmaceuticals (4.3%)
Astellas Pharma, Inc.	3,000	43,965
Bayer AG (Registered)	490	58,658
Johnson & Johnson	1,500	189,735
Merck & Co., Inc.	1,900	111,853
Novo Nordisk A/S, Class B	800	37,561
Ono Pharmaceutical Co. Ltd.	800	18,529
Pfizer, Inc.	2,900	106,169
Roche Holding AG	240	53,247
Takeda Pharmaceutical Co. Ltd.	500	21,020
Zoetis, Inc.	700	58,436

		699,173

Total Health Care		1,728,004

Industrials (16.0%)
Aerospace & Defense (3.7%)
BAE Systems plc	4,500	37,763
Boeing Co. (The)	300	100,068
General Dynamics Corp.	400	80,524
Northrop Grumman Corp.	300	96,612
Raytheon Co.	600	122,964
Safran SA	400	46,912
Thales SA	200	25,303
United Technologies Corp.	700	84,105

		594,251

Air Freight & Logistics (1.4%)
Deutsche Post AG (Registered)	1,800	78,382
Expeditors International of Washington, Inc.	800	51,088
United Parcel Service, Inc., Class B	900	102,150

		231,620

Building Products (0.6%)
Assa Abloy AB, Class B	1,200	25,069
Daikin Industries Ltd.	200	23,398
Geberit AG (Registered)	50	21,342
Masco Corp.	500	18,935

		88,744

Commercial Services & Supplies (1.1%)
Brambles Ltd.	5,100	37,798
Cintas Corp.	200	34,060
Dai Nippon Printing Co. Ltd.	500	10,751
Republic Services, Inc.	400	25,872
Waste Management, Inc.	800	65,032

		173,513

Construction & Engineering (0.4%)
Obayashi Corp.	1,000	11,532
Taisei Corp.	200	10,777
Vinci SA	500	49,927

		72,236

Electrical Equipment (0.5%)
Legrand SA	300	23,265
Mitsubishi Electric Corp.	1,000	15,354
Nidec Corp.	100	15,655
Rockwell Automation, Inc.	200	32,906

		87,180

Industrial Conglomerates (2.0%)
3M Co.	600	116,634
Honeywell International, Inc.	600	86,808
Roper Technologies, Inc.	200	52,838
Siemens AG (Registered)	400	50,884
Smiths Group plc	600	13,163

		320,327

Machinery (2.2%)
Atlas Copco AB, Class A	1,000	38,914
FANUC Corp.	100	21,520
Fortive Corp.	1,100	77,341
Illinois Tool Works, Inc.	500	71,010
Kone OYJ, Class B	600	29,795
Sandvik AB	2,000	34,025
Schindler Holding AG	70	14,438
Stanley Black & Decker, Inc.	200	28,318
Wartsila OYJ Abp	1,500	31,798

		347,159

Professional Services (0.8%)
Adecco Group AG (Registered)	200	13,237
Experian plc	400	9,132
Intertek Group plc	200	13,425
SGS SA (Registered)	7	16,979
Verisk Analytics, Inc.*	400	42,580
Wolters Kluwer NV	600	32,372

		127,725

Road & Rail (1.5%)
Canadian Pacific Railway Ltd.	200	36,494
CSX Corp.	400	23,756
DSV A/S	300	23,746
East Japan Railway Co.	300	28,770
Hankyu Hanshin Holdings, Inc.	400	15,778
Kintetsu Group Holdings Co. Ltd.	300	12,220
Tobu Railway Co. Ltd.	600	19,140
Union Pacific Corp.	500	66,815
West Japan Railway Co.	300	21,254

		247,973

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Trading Companies & Distributors (1.5%)
Brenntag AG	200	$11,445
Bunzl plc	600	17,372
Fastenal Co.	500	24,995
Ferguson plc	500	38,198
ITOCHU Corp.	1,500	30,023
Marubeni Corp.	3,000	22,594
Mitsubishi Corp.	1,200	33,192
Mitsui & Co. Ltd.	1,900	34,318
Sumitomo Corp.	1,200	21,597

		233,734

Transportation Infrastructure (0.3%)
Aena SME SA (m)	150	30,917
Atlantia SpA	500	16,533

		47,450

Total Industrials		2,571,912

Information Technology (12.0%)
Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	600	50,226
Hexagon AB, Class B	300	17,275
Keyence Corp.	100	61,045
Kyocera Corp.	400	25,569

		154,115

Internet Software & Services (0.8%)
Alphabet, Inc., Class A*	30	30,557
Facebook, Inc., Class A*	600	103,200

		133,757

IT Services (5.4%)
Accenture plc, Class A	800	120,960
Amadeus IT Group SA	400	29,150
Atos SE	100	13,474
Automatic Data Processing, Inc.	900	106,272
Broadridge Financial Solutions, Inc.	200	21,442
CGI Group, Inc., Class A*	600	34,768
Cognizant Technology Solutions Corp., Class A	800	65,456
Fidelity National Information Services, Inc.	300	28,491
Fiserv, Inc.*	1,000	70,860
International Business Machines Corp.	300	43,488
Mastercard, Inc., Class A	700	124,789
Nomura Research Institute Ltd.	300	15,487
Paychex, Inc.	600	36,342
Visa, Inc., Class A	1,300	164,944

		875,923

Semiconductors & Semiconductor Equipment (1.1%)
ASML Holding NV	120	22,681
Intel Corp.	700	36,134
Texas Instruments, Inc.	1,100	111,573

		170,388

Software (2.7%)
Adobe Systems, Inc.*	500	110,800
ANSYS, Inc.*	100	16,166
CDK Global, Inc.	300	19,572

Check Point Software Technologies Ltd.*	100	9,651
Intuit, Inc.	400	73,916
Oracle Corp.	1,600	73,072
Red Hat, Inc.*	200	32,612
Sage Group plc (The)	800	6,955
SAP SE	800	89,167

		431,911

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	400	66,104
Canon, Inc.	1,300	45,043
FUJIFILM Holdings Corp.	700	28,174
HP, Inc.	1,100	23,639

		162,960

Total Information Technology		1,929,054

Materials (3.7%)
Chemicals (3.5%)
Akzo Nobel NV	300	27,006
Asahi Kasei Corp.	2,000	27,543
BASF SE	100	10,389
Celanese Corp.	100	10,867
Ecolab, Inc.	500	72,385
EMS-Chemie Holding AG (Registered)	60	37,015
Givaudan SA (Registered)	18	40,127
International Flavors & Fragrances, Inc.	100	14,126
Koninklijke DSM NV	300	30,957
Kuraray Co. Ltd.	600	9,988
Mitsubishi Chemical Holdings Corp.	2,000	18,991
Nitto Denko Corp.	300	22,284
Novozymes A/S, Class B	400	18,858
PPG Industries, Inc.	500	52,940
Praxair, Inc.	200	30,504
Sherwin-Williams Co. (The)	100	36,766
Shin-Etsu Chemical Co. Ltd.	300	29,874
Sika AG	3	21,742
Sumitomo Chemical Co. Ltd.	5,000	28,731
Toray Industries, Inc.	2,000	18,679

		559,772

Containers & Packaging (0.1%)
Amcor Ltd.	1,900	19,607

Paper & Forest Products (0.1%)
UPM-Kymmene OYJ	600	21,403

Total Materials		600,782

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (2.1%)
Goodman Group (REIT)	3,500	23,849
H&R REIT (REIT)	1,400	22,484
Link REIT (REIT)	2,000	17,670
Mirvac Group (REIT)	4,100	6,897
Nomura Real Estate Master Fund, Inc. (REIT)	24	33,615
Prologis, Inc. (REIT)	1,000	64,910
Scentre Group (REIT)	3,400	10,290
Simon Property Group, Inc. (REIT)	500	78,170
Stockland (REIT)	11,900	37,027

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Unibail-Rodamco SE (REIT)	160	$38,304
Vornado Realty Trust (REIT)	200	13,606

		346,822

Real Estate Management & Development (0.9%)
CBRE Group, Inc., Class A*	600	27,186
Daito Trust Construction Co. Ltd.	100	16,828
Daiwa House Industry Co. Ltd.	1,000	36,642
First Capital Realty, Inc.	2,200	34,389
Mitsui Fudosan Co. Ltd.	1,000	25,640

		140,685

Total Real Estate		487,507

Telecommunication Services (3.2%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	1,300	42,510
BCE, Inc.	500	21,220
Deutsche Telekom AG (Registered)	4,900	85,676
Nippon Telegraph & Telephone Corp.	900	42,825
Swisscom AG (Registered)	60	28,773
Telefonica SA	3,000	30,545
Telenor ASA	1,000	22,116
Telia Co. AB	3,000	14,711
Verizon Communications, Inc.	2,400	118,440

		406,816

Wireless Telecommunication Services (0.7%)
KDDI Corp.	1,200	32,215
NTT DOCOMO, Inc.	2,700	69,980

		102,195

Total Telecommunication Services		509,011

Utilities (4.6%)
Electric Utilities (1.6%)
CLP Holdings Ltd.	2,000	20,706
Enel SpA	6,000	38,004
Entergy Corp.	500	40,795
Eversource Energy	300	18,075
Iberdrola SA	7,000	53,963
PPL Corp.	200	5,820
Red Electrica Corp. SA	1,000	20,814
SSE plc	2,000	37,956
Terna Rete Elettrica Nazionale SpA	3,000	17,977
Xcel Energy, Inc.	200	9,368

		263,478

Gas Utilities (0.7%)
Hong Kong & China Gas Co. Ltd.	14,300	29,871
Osaka Gas Co. Ltd.	2,000	43,038
Tokyo Gas Co. Ltd.	1,000	26,803
UGI Corp.	300	14,517

		114,229

Multi-Utilities (1.9%)
AGL Energy Ltd.	1,200	19,568
Ameren Corp.	300	17,586
CenterPoint Energy, Inc.	500	12,665
CMS Energy Corp.	400	18,876
Consolidated Edison, Inc.	600	48,078

DTE Energy Co.	300	31,620
NiSource, Inc.	500	12,195
Public Service Enterprise Group, Inc.	900	46,935
Sempra Energy	900	100,620

		308,143

Water Utilities (0.4%)
American Water Works Co., Inc.	700	60,606

Total Utilities		746,456

Total Investments in Securities (97.4%) (Cost $13,714,959)		15,662,555
Other Assets Less Liabilities (2.6%)		421,928

Net Assets (100%)		$16,084,483

*	Non-income producing.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At April 30, 2018, the market value of these securities amounted to $30,917 or 0.2% of net assets.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

CVA	— Dutch Certification

Country Diversification As a Percentage of Total Net Assets
Australia	2.1%
Belgium	0.1
Canada	6.2
Denmark	0.9
Finland	0.7
France	3.4
Germany	4.4
Hong Kong	0.9
Israel	0.1
Italy	0.8
Japan	8.7
Netherlands	1.5
Norway	0.1
Singapore	0.5
Spain	1.4
Sweden	1.6
Switzerland	2.8
United Kingdom	3.1
United States	58.1
Cash and Other	2.6

100.0%

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,178,133	$406,641	$—	$1,584,774
Consumer Staples	1,367,509	813,348	—	2,180,857
Energy	219,372	116,687	—	336,059
Financials	2,112,988	875,151	—	2,988,139
Health Care	1,363,230	364,774	—	1,728,004
Industrials	1,441,905	1,130,007	—	2,571,912
Information Technology	1,575,034	354,020	—	1,929,054
Materials	217,588	383,194	—	600,782
Real Estate	240,745	246,762	—	487,507
Telecommunication Services	182,170	326,841	—	509,011
Utilities	437,756	308,700	—	746,456

Total Assets	$10,336,430	$5,326,125	$—	$15,662,555

Total Liabilities	$—	$—	$—	$—

Total	$10,336,430	$5,326,125	$—	$15,662,555

There were no transfers between Levels 1, 2 or 3 during the six months ended April 30, 2018.

The Fund held no derivatives contracts during the six months ended April 30, 2018.

Investment security transactions for the six months ended April 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,563,163
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,927,033

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,288,881
Aggregate gross unrealized depreciation	(367,182)

Net unrealized appreciation	$1,921,699

Federal income tax cost of investments in securities and derivative instruments, if applicable	$13,740,856

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $13,714,959)	$15,662,555
Cash	259,688
Foreign cash (Cost $71,147)	69,673
Receivable for Fund shares sold	67,684
Dividends, interest and other receivables	48,528
Prepaid registration and filing fees	25,226
Receivable from investment adviser	3,996
Other assets	429

Total assets	16,137,779

LIABILITIES
Transfer agent fees payable	8,121
Distribution fees payable – Class A	157
Distribution fees payable – Class R	56
Trustees’ fees payable	25
Accrued expenses	44,937

Total liabilities	53,296

NET ASSETS	$16,084,483

Net assets were comprised of:
Paid in capital	$13,620,346
Accumulated undistributed net investment income (loss)	75,455
Accumulated undistributed net realized gain (loss)	442,614
Net unrealized appreciation (depreciation)	1,946,068

Net assets	$16,084,483

Class A
Net asset value and redemption price per share, $853,147 / 70,432 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.11
Maximum sales charge (5.50% of offering price)	0.70

Maximum offering price per share	$12.81

Class I
Net asset value and redemption price per share, $14,969,756 / 1,234,685 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.12

Class R
Net asset value and redemption price per share, $136,331 / 11,266 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.10

Class T**
Net asset value and redemption price per share, $125,249 / 10,332 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.12
Maximum sales charge (2.50% of offering price)	0.31

Maximum offering price per share	$12.43

**	Class T shares currently are not offered for sale.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $13,601 foreign withholding tax)	$192,500
Interest	396

Total income	192,896

EXPENSES
Investment advisory fees	53,855
Professional fees	33,973
Transfer agent fees	22,586
Registration and filing fees	19,879
Administrative fees	11,540
Custodian fees	11,016
Printing and mailing expenses	4,576
Trustees’ fees	827
Distribution fees – Class A	823
Distribution fees – Class R	343
Distribution fees – Class T**	158
Miscellaneous	9,490

Gross expenses	169,066
Less: Waiver from investment adviser	(65,395)
Waiver from distributor	(158)
Reimbursement from investment adviser	(33,106)

Net expenses	70,407

NET INVESTMENT INCOME (LOSS)	122,489

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	454,946
Foreign currency transactions	306

Net realized gain (loss)	455,252

Change in unrealized appreciation (depreciation) on:
Investments in securities	(302,262)
Foreign currency translations	(1,369)

Net change in unrealized appreciation (depreciation)	(303,631)

NET REALIZED AND UNREALIZED GAIN (LOSS)	151,621

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$274,110

**	Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$122,489	$191,617
Net realized gain (loss)	455,252	340,172
Net change in unrealized appreciation (depreciation)	(303,631)	1,939,370

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	274,110	2,471,159

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(7,189)	(3,272)
Class I	(201,892)	(145,390)
Class R	(1,325)	(929)
Class T**	(1,808)	(1,415)

	(212,214)	(151,006)

Distributions from net realized capital gains
Class A	(9,472)	—
Class I	(224,965)	—
Class R	(2,190)	—
Class T**	(2,015)	—

	(238,642)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(450,856)	(151,006)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 27,036 and 34,018 shares, respectively ]	329,712	384,382
Capital shares issued in reinvestment of dividends [ 1,060 and 199 shares, respectively ]	12,925	2,074
Capital shares repurchased [ (13,695) and (4,468) shares, respectively ]	(168,457)	(48,233)

Total Class A transactions	174,180	338,223

Class I
Capital shares sold [ 94,604 and 115,854 shares, respectively ]	1,173,116	1,304,358
Capital shares issued in reinvestment of dividends [ 5,562 and 1,194 shares, respectively ]	67,799	12,441
Capital shares repurchased [ (21,019) and (17,015) shares, respectively ]	(261,320)	(196,125)

Total Class I transactions	979,595	1,120,674

Class R
Capital shares sold [ 33 and 30 shares, respectively ]	408	353
Capital shares issued in reinvestment of dividends [ 11 and 3 shares, respectively ]	139	34
Capital shares repurchased [ (1) and (46) shares, respectively ]	(15)	(475)

Total Class R transactions	532	(88)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,154,307	1,458,809

TOTAL INCREASE (DECREASE) IN NET ASSETS	977,561	3,778,962
NET ASSETS:
Beginning of period	15,106,922	11,327,960

End of period (a)	$16,084,483	$15,106,922

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$75,455	$165,180

** Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,			November 12, 2014* to October 31, 2015
Class A			2017	2016
Net asset value, beginning of period	$12.23		$10.25	$10.24		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	###	0.13	0.12	##	0.11
Net realized and unrealized gain (loss)	0.14		1.96	0.04		0.16

Total from investment operations	0.23		2.09	0.16		0.27

Less distributions:
Dividends from net investment income	(0.15)		(0.11)	(0.15)		(0.03)
Distributions from net realized gains	(0.20)		—	—		—

Total dividends and distributions	(0.35)		(0.11)	(0.15)		(0.03)

Net asset value, end of period	$12.11		$12.23	$10.25		$10.24

Total return (b)	1.80%		20.58%	1.58%		2.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$853		$685	$269		$3,111
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%		1.20%	1.35%		1.35%
Before waivers and reimbursements (a)(f)	2.43%		2.77%	2.76%		4.21%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.40	%(ee)	1.17%	1.23	%(aa)	1.14	%(l)
Before waivers and reimbursements (a)(f)	0.13	%(ee)	(0.41)%	(0.18	)%(aa)	(1.73	)%(l)
Portfolio turnover rate (z)^	26%		41%	27%		29%

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,			November 12, 2014* to October 31, 2015
Class I			2017	2016
Net asset value, beginning of period	$12.25		$10.27	$10.26		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	###	0.17	0.15	##	0.14
Net realized and unrealized gain (loss)	0.15		1.95	0.03		0.15

Total from investment operations	0.25		2.12	0.18		0.29

Less distributions:
Dividends from net investment income	(0.18)		(0.14)	(0.17)		(0.03)
Distributions from net realized gains	(0.20)		—	—		—

Total dividends and distributions	(0.38)		(0.14)	(0.17)		(0.03)

Net asset value, end of period	$12.12		$12.25	$10.27		$10.26

Total return (b)	1.94%		20.85%	1.84%		2.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,970		$14,158	$10,838		$3,218
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%		0.96%	1.10%		1.10%
Before waivers and reimbursements (a)(f)	2.18%		2.49%	2.51%		3.96%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.61	%(ee)	1.48%	1.44	%(bb)	1.38	%(l)
Before waivers and reimbursements (a)(f)	0.33	%(ee)	(0.05)%	0.04	%(bb)	(1.48	)%(l)
Portfolio turnover rate (z)^	26%		41%	27%		29%

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,			November 12, 2014* to October 31, 2015
Class R			2017	2016
Net asset value, beginning of period	$12.20		$10.23	$10.22		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	###	0.11	0.10	##	0.09
Net realized and unrealized gain (loss)	0.15		1.94	0.03		0.16

Total from investment operations	0.22		2.05	0.13		0.25

Less distributions:
Dividends from net investment income	(0.12)		(0.08)	(0.12)		(0.03)
Distributions from net realized gains	(0.20)		—	—		—

Total dividends and distributions	(0.32)		(0.08)	(0.12)		(0.03)

Net asset value, end of period	$12.10		$12.20	$10.23		$10.22

Total return (b)	1.73%		20.21%	1.32%		2.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$136		$137	$115		$3,073
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.40%		1.46%	1.60%		1.60%
Before waivers and reimbursements (a)(f)	2.68%		2.98%	3.01%		4.46%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.09	%(ee)	0.98%	0.98	%(cc)	0.89	%(l)
Before waivers and reimbursements (a)(f)	(0.19	)%(ee)	(0.54)%	(0.43	)%(cc)	(1.98	)%(l)
Portfolio turnover rate (z)^	26%		41%	27%		29%

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,			November 12, 2014* to October 31, 2015
Class T**			2017	2016
Net asset value, beginning of period	$12.25		$10.27	$10.26		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	###	0.17	0.15	##	0.14
Net realized and unrealized gain (loss)	0.15		1.95	0.03		0.15

Total from investment operations	0.25		2.12	0.18		0.29

Less distributions:
Dividends from net investment income	(0.18)		(0.14)	(0.17)		(0.03)
Distributions from net realized gains	(0.20)		—	—		—

Total dividends and distributions	(0.38)		(0.14)	(0.17)		(0.03)

Net asset value, end of period	$12.12		$12.25	$10.27		$10.26

Total return (b)	1.94%		20.85%	1.84%		2.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$125		$127	$106		$1,029
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%		0.96%	1.10%		1.10%
Before waivers and reimbursements (a)(f)	2.43%		2.96%	3.51%		4.96%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.59	%(ee)	1.48%	1.48	%(dd)	1.39	%(l)
Before waivers and reimbursements (a)(f)	0.06	%(ee)	(0.52)%	(0.93	)%(dd)	(2.48	)%(l)
Portfolio turnover rate (z)^	26%		41%	27%		29%

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.08, $0.11, $0.06 and $0.11 for Class A, Class I, Class R and Class T, respectively.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.01), $0.00, $(0.03) and $0.00 for Class A, Class I, Class R and Class T, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class A would be 0.85% for income after waivers and reimbursements and (0.56)% before waivers and reimbursements.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class I would be 1.07% for income after waivers and reimbursements and (0.34)% before waivers and reimbursements.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class R would be 0.61% for income after waivers and reimbursements and (0.80)% before waivers and reimbursements.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class T would be 1.11% for income after waivers and reimbursements and (1.30)% before waivers and reimbursements.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 1.65% lower.

See Notes to Financial Statements.

1290 UNCONSTRAINED BOND MANAGERS FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISERS

➢	Pacific Investment Management Company LLC (PIMCO)

➢	TCW Investment Management Company LLC

PERFORMANCE RESULTS

Total Returns as of 4/30/18
			6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge		(0.03)%	2.24%	2.12%
	with Sales Charge (a	)	(4.56)	(2.35)	0.47
Fund – Class I Shares*			(0.01)	2.49	2.35
Fund – Class R Shares*			(0.15)	1.99	1.86
ICE BofAML USD 3-Month Deposit Offered Rate Constant Maturity Index			0.69	1.30	0.84
* Date of inception 7/6/15. (a) A 4.50% front-end sales charge was deducted. Returns for periods less than one year are not annualized Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — Pacific Investment Management Company LLC (PIMCO)

After a year of low volatility and strong risk asset returns, the start to 2018 was highlighted by the return of volatility. Solid growth data kept central banks on track, but rising interest rates and geopolitical concerns contributed to more challenged performance across equities and credit.

•

Risk asset returns started the year higher as global stocks surged nearly 6% in January, but reversed on concerns of rising rates. Expectations for higher inflation, increased Treasury supply and more Federal Reserve interest rate hikes all contributed to higher rates. Volatility rose as measures like the Chicago Board Options Exchange (CBOE) Volatility Index (VIX Index) had its single largest one-day rise in its history (back to 1990).

•

Fears of a global trade war exacerbated the extent of swings in risk markets. Tariff announcements from the U.S. administration first on steel and aluminum imports, then on certain Chinese goods, resulted in retaliatory measures from China.

•

Labor market and growth metrics in many developed regions continued to indicate robust growth momentum, even as some indicators suggested some signs of softening. With this backdrop, central banks remained on course for diminished monetary support as the fundamental backdrop remained solid. In the U.S., the Federal Reserve raised its policy rate in December and March and the ‘dot plot’ indicated a slightly steeper path for rates in 2019-2020. The European Central Bank removed its commitment to more quantitative easing if necessary, and the Bank of China raised rates for the third time.

•	Overall, equities ended the period higher, credit spreads wider, and the dollar weaker. U.S. interest rates ended the period higher across the curve.

Fund Highlights

What helped performance during the six-month period ended April 30, 2018:

•	Select positions in non-Agency mortgage-backed securities added to performance for the period.

•	Defensive duration positioning in the U.K. added to returns.

•	Tactical holdings of Treasury Inflation-Protect Securities (TIPS) were a positive contributor to Fund performance.

•	Exposure to investment grade and high yield credit through cash bonds and credit default swaps added to performance over the period.

What hurt performance during the six-month period ended April 30, 2018:

•	Exposure to U.S. interest rates detracted from Fund performance.

•	Defensive duration positioning in Italy was detrimental.

•	Exposure to emerging market currencies, particularly in Latin America and Asia, hurt Fund performance.

•	Duration positioning, which was partially facilitated through interest rate swaps, options, swaptions, and futures, detracted from performance.

Overview — TCW Investment Management Company

After a year characterized by considerable investor complacency and risk-on sentiment, the first quarter of 2018 saw a significant pick-up in volatility as markets began pricing in the reality of tighter global liquidity conditions and the equity market experienced its first quarterly loss in three years. The Chicago Board Options Exchange (CBOE) Volatility Index (VIX Index) surged in February, exposing lopsided risk positioning and driving significant retail outflows. As the Federal Reserve continued along the path of rate normalization, Treasury yields recalibrated and the 10-Year yield rose 54 basis points (1 basis point = 1/100 of 1%) during the period to end at 2.95%. Meanwhile, the policy-sensitive 2-Year Treasury note was up 71 basis points and overtook the dividend yield on the S&P 500® Index for the first time since 2008. This backdrop of rising rates led to negative absolute total returns for fixed income markets; the

1290 UNCONSTRAINED BOND MANAGERS FUND (Unaudited)

Bloomberg Barclays U.S. Aggregate Bond Index was down 1.7% and trailed duration-matched Treasuries by 8 basis points.

Fund Highlights

What helped performance during the six-month period ended April 30, 2018:

•

Returns were largely driven by the allocation to non-agency mortgage-backed securities (MBS), particularly bonds backed by alt-A and subprime collateral, which have benefitted from continued improvement in fundamentals and solid demand.

•	An additional tailwind to returns came from the Fund’s emphasis within asset-backed securities (ABS) on government guaranteed Federal Family Education Loan Program (FFELP) student loans.

•	Within corporates, an allocation to communications and healthcare credits was beneficial.

•	Meanwhile, the Fund’s small exposure to high yield credit contributed as the sector outperformed.

•	Finally, a small position in Japanese T-bills, with the Yen exposure fully hedged out using a Dollar-Yen cross currency swap, added to performance over the period.
What hurt performance during the six-month period ended April 30, 2018:

•	Within corporates, an allocation to banking credits detracted.

Sector Weightings as of April 30, 2018	% of Net Assets
Asset-Backed Securities	26.5%
U.S. Treasury Obligations	16.5
Financials	12.5
Collateralized Mortgage Obligations	10.9
Mortgage-Backed Securities	9.7
Commercial Mortgage Backed Securities	7.5
Foreign Government Securities	6.8
Health Care	2.1
Energy	2.0
Telecommunication Services	1.7
Consumer Discretionary	1.7
Industrials	1.6
Real Estate	1.5
Utilities	1.4
Consumer Staples	1.2
Municipal Bonds	0.8
Materials	0.7
Information Technology	0.6
Investment Company	0.1
Options Purchased	0.1
Cash and Other	(5.9)

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

1290 UNCONSTRAINED BOND MANAGERS FUND (Unaudited)

EXAMPLE

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period* 11/1/17 - 4/30/18
Class A
Actual	$1,000.00	$999.71	$6.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.52	6.34
Class I
Actual	1,000.00	999.94	5.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.76	5.09
Class R
Actual	1,000.00	998.47	7.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.28	7.58

*  Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 1.27%, 1.02% and 1.52%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS

April 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (26.5%)
ABFC Trust,
Series 2006-OPT1 A2 2.037%, 9/25/36 (l)	$146,065	$144,540
Series 2007-NC1 A2 2.197%, 5/25/37 (l)§	250,000	238,127
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-HE6 M1 2.367%, 10/25/35 (l)	200,000	199,274
American Airlines Pass-Through Trust,
Series 2011-1 A 5.250%, 1/31/21	94,061	97,589
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-R9 M2 2.872%, 10/25/34 (l)	75,314	75,963
Series 2005-R11 A1 2.127%, 1/25/36 (l)	72,935	72,887
Argent Securities Trust,
Series 2006-M1 A1 2.047%, 7/25/36 (l)	93,232	77,197
Babson CLO Ltd.,
Series 2014-3A AR 3.668%, 1/15/26 (l)§	90,000	90,087
Series 2014-IA A1R 3.509%, 7/20/25 (l)§	90,000	90,060
Bayview Opportunity Master Fund IIIa Trust,
Series 2017-RN7 A1 3.105%, 9/28/32 (e)§	74,271	74,299
BCMSC Trust,
Series 2000-A A4 8.290%, 6/15/30 (l)	390,896	158,822
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE11 M2 2.572%, 11/25/35 (l)	200,000	201,967
Series 2007-HE2 2A2 2.007%, 2/25/37 (l)	146,652	150,408
BlueMountain CLO Ltd.,
Series 2015-1A A1R 3.672%, 4/13/27 (l)§	90,000	90,385
Brazos Higher Education Authority, Inc.,
Series 2011-1 A2 2.744%, 2/25/30 (l)	36,760	37,060
Catamaran CLO Ltd.,
Series 2013-1A AR 3.216%, 1/27/28 (l)§	250,000	249,609
Cedar Funding V CLO Ltd.,
Series 2016-5A A1 3.963%, 7/17/28 (l)§	90,000	90,226
Chase Funding Trust,
Series 2002-3 2A1 2.537%, 8/25/32 (l)	4,008	3,839
CIFC Funding Ltd.,
Series 2015-2A AR 3.128%, 4/15/27 (l)§	250,000	249,626
Citigroup Mortgage Loan Trust,
Series 2007-AHL1 A2B 2.037%, 12/25/36 (l)	157,485	155,880
Series 2007-AMC1 A1 2.057%, 12/25/36 (l)§	184,751	118,060
Series 2007-FS1 1A1 4.569%, 10/25/37 (e)§	226,663	231,979
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates,
Series 2005-OPT3 M2 2.572%, 5/25/35 (l)	23,319	23,379
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC3 A1 2.157%, 3/25/37 (l)§	141,658	123,612
Countrywide Asset-Backed Certificates,
Series 2002-3 1A1 2.637%, 5/25/32 (l)	7,722	7,528
Series 2006-26 1A 2.037%, 6/25/37 (l)	141,576	128,387
Series 2007-2 1A 2.037%, 8/25/37 (l)	275,468	243,718
Series 2007-9 1A 2.097%, 6/25/47 (l)	348,741	309,406
CWABS Asset-Backed Certificates Trust,
Series 2004-15 MV4 3.172%, 4/25/35 (l)	129,360	131,143
Series 2005-14 M4 2.627%, 4/25/36 (l)	200,000	193,140
Series 2005-3 MV5 2.902%, 8/25/35 (l)	200,000	202,985
Series 2006-14 2A2 2.047%, 2/25/37 (l)	90,174	89,729
Delta Air Lines Pass-Through Trust,
Series 2002-1 G-1 6.718%, 1/2/23	94,722	102,357
Dryden XXVI Senior Loan Fund,
Series 2013-26A AR 3.248%, 4/15/29 (b)(l)§	90,000	89,998
Eaton Vance CLO Ltd.,
Series 2014-1A AR 3.548%, 7/15/26 (l)§	90,000	90,035
Education Loan Asset-Backed Trust I,
Series 2013-1 A1 2.697%, 6/25/26 (l)§	73,446	73,478
Figueroa CLO Ltd.,
Series 2013-2A A1R 3.452%, 6/20/27 (l)§	100,000	100,405
First Franklin Mortgage Loan Trust,
Series 2005-FF10 A5 2.257%, 11/25/35 (l)	500,000	474,508
Series 2005-FF5 M2 2.632%, 5/25/35 (l)	62,991	63,064
Series 2006-FF10 A4 2.047%, 7/25/36 (l)	115,957	115,562
Series 2006-FF11 2A3 2.047%, 8/25/36 (l)	215,406	180,796
First NLC Trust,
Series 2005-4 A4 2.287%, 2/25/36 (l)	177,494	176,891
Series 2007-1 A3 2.077%, 8/25/37 (l)§	199,601	124,046
Flagship CLO VIII Ltd.,
Series 2014-8A AR 3.598%, 1/16/26 (l)§	90,000	90,072
Greenpoint Manufactured Housing,
Series 2000-1 A4 8.140%, 3/20/30 (l)	134,544	136,960

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
GSAMP Trust,
Series 2006-FM3 A2C 2.097%, 11/25/36 (l)	$273,022	$164,331
Halcyon Loan Advisors Funding Ltd.,
Series 2015-1A AR 3.279%, 4/20/27 (l)§	250,000	250,037
Home Equity Asset Trust,
Series 2005-3 M5 2.587%, 8/25/35 (l)	200,000	186,214
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 2A1 1.947%, 10/25/36 (l)	32,880	17,112
Series 2006-OPT3 3A4 2.167%, 2/25/36 (l)	180,000	176,932
J.G. Wentworth XXXVIII LLC,
Series 2017-1A A 3.990%, 8/16/60§	172,418	170,091
JP Morgan Mortgage Acquisition Corp.,
Series 2006-FRE1 M1 2.287%, 5/25/35 (l)	125,000	123,701
Series 2006-FRE2 M1 2.237%, 2/25/36 (l)	200,000	198,715
JP Morgan Mortgage Acquisition Trust,
Series 2006-CH2 AV4 2.037%, 10/25/36 (l)	139,808	139,391
Series 2006-WMC2 A1 2.032%, 7/25/36 (l)	140,458	108,208
Series 2007-CH1 AV5 2.137%, 11/25/36 (l)	26,692	26,687
Series 2007-CH4 A4 2.057%, 1/25/36 (l)	320,955	317,432
Series 2007-CH5 A5 2.157%, 6/25/37 (l)	155,000	150,570
Limerock CLO III LLC,
Series 2014-3A A1R 3.559%, 10/20/26 (l)§	90,000	90,066
Long Beach Mortgage Loan Trust,
Series 2005-2 M4 2.827%, 4/25/35 (l)	71,574	71,945
Series 2005-3 1A 2.417%, 8/25/45 (l)	162,824	156,398
Series 2005-WL2 M4 2.812%, 8/25/35 (l)	200,000	175,050
Series 2006-10 2A2 2.007%, 11/25/36 (l)	431,754	197,595
Marathon CLO V Ltd.,
Series 2013-5A A1R 2.762%, 11/21/27 (l)§	250,000	249,487
MASTR Asset-Backed Securities Trust,
Series 2006-HE1 A4 2.187%, 1/25/36 (l)	173,151	172,843
Mastr Specialized Loan Trust,
Series 2007-1 A 2.267%, 1/25/37 (l)§	352,065	216,115
Mill Creek II CLO Ltd.,
Series 2016-1A A 4.109%, 4/20/28 (l)§	90,000	90,708
Monroe Capital BSL CLO Ltd.,
Series 2015-1A AR 3.024%, 5/22/27 (l)§	200,000	200,031
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-NC5 A2D 2.127%, 10/25/36 (l)	161,781	104,465
Series 2007-HE3 A2A 1.957%, 12/25/36 (l)	557,443	354,836
Series 2007-NC2 A1 2.027%, 2/25/37 (l)§	161,379	144,418
Morgan Stanley Home Equity Loan Trust,
Series 2006-3 A4 2.157%, 4/25/36 (l)	377,552	282,329
Series 2007-1 A3 2.037%, 12/25/36 (l)	290,367	172,781
Navient Student Loan Trust,
Series 2014-1 A3 2.407%, 6/25/31 (l)	168,885	169,788
Series 2014-2 A 2.537%, 3/25/83 (l)	126,439	126,103
Series 2014-3 A 2.517%, 3/25/83 (l)	163,131	162,875
Series 2014-4 A 2.517%, 3/25/83 (l)	192,144	191,985
Series 2015-2 A3 2.467%, 11/26/40 (l)	115,000	115,055
Series 2016-2A A3 3.397%, 6/25/65 (l)§	215,000	224,941
Series 2017-1A A3 3.047%, 7/26/66 (l)§	180,000	184,672
Series 2017-3X A3 2.947%, 7/26/66 (l)(m)	180,000	183,636
Nelnet Student Loan Trust,
Series 2005-4 B 2.528%, 9/22/35 (l)	106,372	98,640
Series 2006-2 B 2.560%, 1/25/38 (l)	89,633	82,475
Series 2007-1 A3 2.014%, 5/27/25 (l)	176,727	176,167
Series 2014-2A A3 2.721%, 7/27/37 (l)§	200,000	201,255
Series 2014-4A A2 2.847%, 11/25/48 (l)§	85,000	85,634
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE2 A4 2.167%, 3/25/36 (l)	205,000	196,190
NovaStar Mortgage Funding Trust,
Series 2005-2 M1 2.542%, 10/25/35 (l)	8,184	8,194
OCP CLO Ltd., Series 2015-10A A1R 3.182%, 10/26/27 (l)§	100,000	99,910
OFSI Fund VII Ltd., Series 2014-7A AR 2.634%, 10/18/26 (l)§	100,000	100,008
Option One Mortgage Loan Trust,
Series 2005-1 A4 2.697%, 2/25/35 (l)	44,578	44,858
OZLM IX Ltd., Series 2014-9A A1R 3.579%, 1/20/27 (l)§	200,000	200,164
RAMP Trust, Series 2007-RS2 A3 2.267%, 5/25/37 (l)	179,042	140,464

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
RASC Trust,
Series 2005-KS10 M1 2.307%, 11/25/35 (l)	$78,767	$79,388
Series 2005-KS7 M3 2.617%, 8/25/35 (l)	31,413	31,457
Series 2006-KS9 AI3 2.057%, 11/25/36 (l)	217,858	209,445
Saratoga Investment Corp. CLO Ltd.,
Series 2013-1A A1R 3.909%, 10/20/25 (l)§	250,000	250,827
Saxon Asset Securities Trust,
Series 2007-2 A2B 2.077%, 5/25/37 (l)	180,836	150,129
Series 2007-2 A2C 2.137%, 5/25/47 (l)	213,715	178,327
Securitized Asset-Backed Receivables LLC Trust,
Series 2005-FR5 M1 2.557%, 8/25/35 (l)	134,357	86,741
SG Mortgage Securities Trust, Series 2007-NC1 A2 2.137%, 12/25/36 (l)§	227,874	164,548
SLM Student Loan Trust,
Series 2004-2 B 2.830%, 7/25/39 (l)	100,431	95,655
Series 2005-8 A5 2.530%, 1/25/40 (l)	200,000	193,501
Series 2008-1 A4 3.010%, 1/25/22 (l)	168,282	167,491
Series 2008-2 A3 3.110%, 4/25/23 (l)	172,202	171,578
Series 2008-2 B 3.560%, 1/25/83 (l)	160,000	157,201
Series 2008-3 B 3.560%, 4/26/83 (l)	65,000	64,060
Series 2008-4 B 4.210%, 4/25/73 (l)	120,000	121,273
Series 2008-7 B 4.210%, 7/26/83 (l)	65,000	66,755
Series 2008-9 B 4.610%, 10/25/83 (l)	70,000	72,074
Series 2012-7 B 3.697%, 9/25/43 (l)	100,000	99,868
Series 2013-4 A 2.447%, 6/25/43 (l)	117,786	118,009
Sound Point CLO VIII Ltd., Series 2015-1A AR 3.208%, 4/15/27 (l)§	250,000	249,870
Soundview Home Loan Trust,
Series 2005-OPT3 M1 2.367%, 11/25/35 (l)	185,000	183,398
Series 2007-OPT1 2A1 1.977%, 6/25/37 (l)	217,596	158,181
Series 2007-OPT2 1A1 2.067%, 7/25/37 (l)	110,490	93,587
SpringCastle America Funding LLC,
Series 2016-AA A 3.050%, 4/25/29§	119,791	119,454
Structured Asset Investment Loan Trust,
Series 2004-6 A3 2.697%, 7/25/34 (l)	168,380	166,444
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-WF4 M6 2.902%, 11/25/35 (l)	500,000	484,609
Series 2006-GEL4 A3 2.197%, 10/25/36 (l)§	118,253	116,153
Venture XX CLO Ltd., Series 2015-20A AR 3.168%, 4/15/27 (l)§	250,000	249,756
Vermont Student Assistance Corp.,
Series 2012-1 A 2.601%, 7/28/34 (l)	39,420	39,166
Voya CLO Ltd.,
Series 2013-3A A1R 3.405%, 1/18/26 (l)§	59,429	59,453
Series 2014-3A A1R 3.080%, 7/25/26 (l)§	250,000	249,348
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2007-2 A3 2.127%, 4/25/37 (l)	137,618	133,121
WhiteHorse VI Ltd., Series 2012-1A A1R 2.978%, 2/3/25 (l)§	71,744	71,745

Total Asset-Backed Securities		18,523,197

Collateralized Mortgage Obligations (10.9%)
Alternative Loan Trust,
Series 2005-76 1A1 2.858%, 1/25/36 (l)	111,882	110,711
Series 2006-HY12 A5 3.419%, 8/25/36 (l)	103,750	106,292
Series 2006-OA19 A1 2.077%, 2/20/47 (l)	320,669	260,410
Bear Stearns ALT-A Trust,
Series 2004-9 3A1 3.572%, 9/25/34 (l)	101,266	97,939
Series 2005-10 22A1 3.634%, 1/25/36 (l)	231,910	225,353
Series 2005-2 2A4 3.539%, 4/25/35 (l)	85,133	84,943
CHL Mortgage Pass-Through Trust,
Series 2005-3 1A2 2.477%, 4/25/35 (l)	117,639	111,237
Series 2006-21 A8 5.750%, 2/25/37	80,728	69,962
CIM Trust,
Series 2015-4AG A1 3.887%, 10/25/57 (l)§	98,536	100,995
Series 2017-2 A1 3.887%, 12/25/57 (b)(l)§	133,443	135,073
Series 2017-7 A 3.000%, 4/25/57 (l)§	140,915	139,390
Series 2017-8 A1 3.000%, 12/25/65 (l)§	163,092	161,563
Citigroup Mortgage Loan Trust,
Series 2015-2 1A1 2.072%, 6/25/47 (l)§	89,795	89,800
CSMC Mortgage-Backed Trust,
Series 2007-1 5A1 2.497%, 2/25/37 (l)	117,202	79,015
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-2 2A1 2.197%, 9/25/47 (l)	130,597	114,160
DSLA Mortgage Loan Trust,
Series 2006-AR2 2A1A 2.096%, 10/19/36 (l)	147,420	133,017

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC,
Series 4638 UF 2.887%, 9/15/44 (l)	$147,038	$148,923
Series 4704 SK 4.253%, 7/15/47IO (l)	94,967	17,333
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA7 A1 3.321%, 1/25/37 (l)	120,627	109,019
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1 3.343%, 10/25/35 (l)	128,370	122,559
FNMA,
Series 2013-5 GF 2.997%, 10/25/42 (l)	76,169	77,082
GNMA,
Series 2017-136 5.000%, 9/20/47IO	588,423	98,587
GSR Mortgage Loan Trust,
Series 2005-AR7 6A1 3.660%, 11/25/35 (l)	83,515	84,162
HarborView Mortgage Loan Trust,
Series 2005-10 2A1A 2.206%, 11/19/35 (l)	151,620	142,295
Impac CMB Trust,
Series 2005-1 1A1 2.417%, 4/25/35 (l)	74,985	71,267
Impac Secured Assets Trust,
Series 2007-2 1A1A 2.007%, 5/25/37 (l)	115,812	95,855
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR6 6A1 3.979%, 10/25/34 (l)	47,192	46,871
Series 2006-AR4 A1A 2.107%, 5/25/46 (l)	196,245	187,216
Series 2007-AR15 2A1 3.552%, 8/25/37 (l)	218,597	189,414
JP Morgan Mortgage Trust,
Series 2006-A2 5A3 3.591%, 11/25/33 (l)	44,037	44,886
Lehman XS Trust,
Series 2005-5N 3A1A 2.197%, 11/25/35 (l)	124,024	118,693
Series 2007-4N 1A2A 2.057%, 3/25/47 (l)	204,766	198,598
Merrill Lynch Mortgage Investors Trust,
Series 2004-HB1 A3 3.299%, 4/25/29 (l)	102,764	101,276
Series 2005-A9 2A1E 3.618%, 12/25/35 (l)	96,218	93,933
Series 2006-2 2A 3.495%, 5/25/36 (l)	86,032	86,962
RALI Trust,
Series 2006-QA10 A2 2.077%, 12/25/36 (l)	152,505	144,325
Series 2006-QA2 1A1 2.147%, 2/25/36 (l)	190,198	150,970
Series 2006-QA5 1A1 2.077%, 7/25/36 (l)	209,240	140,645
Residential Asset Securitization Trust,
Series 2005-A10 A4 5.500%, 9/25/35	104,926	97,073
Series 2007-A6 2A1 6.500%, 6/25/37	423,116	195,095
Sequoia Mortgage Trust,
Series 2004-12 A1 2.437%, 1/20/35 (l)	88,624	87,647
Series 2004-6 A1 2.966%, 7/20/34 (l)	97,833	96,746
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20 1A1 3.548%, 1/25/35 (l)	138,024	135,088
Series 2004-8 3A 3.563%, 7/25/34 (l)	106,440	106,112
Series 2005-12 3A1 3.562%, 6/25/35 (l)	101,315	98,208
Series 2005-15 1A1 3.541%, 7/25/35 (l)	121,315	102,935
Series 2005-16XS A1 2.237%, 8/25/35 (l)	71,641	71,039
Series 2005-17 5A1 3.517%, 8/25/35 (l)	108,487	97,096
Structured Asset Mortgage Investments II Trust,
Series 2006-AR6 1A3 2.087%, 7/25/46 (l)	386,318	339,767
Series 2006-AR7 A10 2.097%, 8/25/36 (l)	100,421	113,354
Wachovia Mortgage Loan Trust,
Series 2006-AMN1 A3 2.137%, 8/25/36 (l)	184,852	113,161
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8 2A1A 2.477%, 7/25/45 (l)	110,736	109,091
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR11 A1A 2.217%, 8/25/45 (l)	116,073	116,025
Series 2005-AR13 A1A1 2.162%, 10/25/45 (l)	175,438	175,296
Series 2006-AR3 A1A 2.378%, 2/25/46 (l)	141,280	141,294
Series 2007-HY3 1A1 3.073%, 3/25/37 (l)	128,941	114,809
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2007-OA1 2A 2.098%, 12/25/46 (l)	221,410	175,076
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-DD 1A1 3.774%, 1/25/35 (l)	100,145	103,901
Series 2004-I 1A1 3.740%, 7/25/34 (l)	35,513	36,301
Series 2006-AR10 5A6 3.653%, 7/25/36 (l)	156,803	158,557
Series 2006-AR12 1A1 3.762%, 9/25/36 (l)	87,089	87,073
Series 2006-AR4 1A1 4.211%, 4/25/36 (l)	94,108	89,071
Series 2006-AR8 2A3 3.660%, 4/25/36 (l)	108,123	109,569
Series 2006-AR8 3A2 3.772%, 4/25/36 (l)	91,401	90,644

Total Collateralized Mortgage Obligations		7,650,759

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Mortgage-Backed Securities (7.5%)
BAMLL Trust,
Series 2011-FSHN A 4.420%, 7/11/33§	$35,000	$36,045
Banc of America Commercial Mortgage Trust,
Series 2007-3 C 5.871%, 6/10/49 (l)	100,000	100,713
Bayview Commercial Asset Trust,
Series 2004-3 A1 2.267%, 1/25/35 (l)§	116,887	115,370
Bear Stearns Commercial Mortgage Securities Trust,
Series 2004-PWR4 X 0.166%, 6/11/41 IO (b)(l)§	6,134,613	12,559
COMM Mortgage Trust,
Series 2012-CR4 XA 1.945%, 10/15/45 IO (l)	884,464	51,822
Series 2012-CR5 XA 1.698%, 12/10/45 IO (l)	436,818	25,304
Series 2014-LC15 A2 2.840%, 4/10/47	180,000	180,036
Core Industrial Trust,
Series 2015-CALW A 3.040%, 2/10/34§	40,000	39,605
DBUBS Mortgage Trust,
Series 2011-LC3A XA 0.434%, 8/10/44 IO (l)§	1,881,664	17,243
FHLMC Multifamily Structured Pass-Through Certificates,
Series K005 AX 1.535%, 11/25/19 IO (l)	1,043,154	19,094
Series K007 X1 1.205%, 4/25/20 IO (l)	740,560	11,997
Series K719 X1 0.571%, 6/25/22 IO (l)	1,560,046	17,641
Series KC01 X1 0.843%, 12/25/22 IO (l)	1,541,760	30,757
Series KF04 A 2.193%, 6/25/21 (l)	125,696	125,774
Series KF08 A 2.183%, 1/25/22 (l)	110,653	110,688
Series KF09 A 2.263%, 5/25/22 (l)	148,076	148,214
Series KF34 A 2.243%, 8/25/24 (l)	74,993	75,087
Series KJ03 A1 1.669%, 1/25/21	344,954	335,748
Series KJ04 A1 1.376%, 10/25/20	172,783	171,413
Series KJ05 A1 1.418%, 5/25/21	250,539	245,729
Series KJ13 A1 2.055%, 9/25/21	126,086	124,365
Series KS01 X1 1.461%, 1/25/23 IO (l)	483,625	20,583
Series KS07 X 0.778%, 9/25/25 IO (l)	1,500,000	65,347
Series Q004 A2H 2.696%, 1/25/21 (l)	205,247	205,456
FNMA ACES,
Series 2009-M2 X 1.665%, 1/25/19 IO (l)	643,573	5,447
Series 2010-M4 X 0.869%, 6/25/20 IO (l)	2,352,211	32,511
Series 2010-M5 X 1.035%, 7/25/20 IO (l)	269,084	5,056
Series 2011-M5 X 1.188%, 7/25/21 IO (l)	1,096,372	32,800
Series 2011-M7 A2 2.578%, 9/25/18	23,508	23,473
Series 2012-M17 X2 0.503%, 11/25/22 IO (l)	2,123,707	29,651
Series 2013-M14 FA 2.247%, 8/25/18 (l)	74,499	74,521
Series 2014-M12 FA 2.122%, 10/25/21 (l)	19,275	19,169
Series 2014-M6 X2 0.265%, 5/25/21 IO (l)	4,556,133	23,910
Series 2016-M11 X2 2.730%, 7/25/39 IO (l)	832,134	48,752
Series 2016-M13 FA 2.492%, 11/25/23 (l)	133,358	133,725
Series 2016-M2 X3 1.982%, 4/25/36 IO (l)	438,799	22,606
Series 2016-M4 X2 2.676%, 1/25/39 IO (l)	262,677	24,394
Series 2017-M11 FA 2.292%, 9/25/24 (l)	159,053	159,415
FREMF Mortgage Trust, Series 2013-K713 X2A 0.100%, 4/25/46 IO§	13,823,917	18,755
FREMF Multifamily Aggregation Risk Transfer Trust,
Series 2017-KT01 A 2.217%, 2/25/20 (l)	180,000	180,681
GE Business Loan Trust,
Series 2005-1A A3 2.147%, 6/15/33 (l)§	75,362	75,033
Series 2007-1A A 2.067%, 4/16/35 (l)§	69,424	68,336
GNMA,
Series 2012-112 0.277%, 2/16/53 IO (l)	1,012,856	21,751
Series 2014-125 0.972%, 11/16/54 IO (l)	702,658	42,956
GRACE Mortgage Trust,
Series 2014-GRCE A 3.369%, 6/10/28§	35,000	35,206
GS Mortgage Securities Corp. II,
Series 2013-KING A 2.706%, 12/10/27§	32,434	32,308
GS Mortgage Securities Corp. Trust,
Series 2012-ALOH A 3.551%, 4/10/34§	35,000	35,261
Series 2012-SHOP A 2.933%, 6/5/31§	35,000	35,039
Series 2017-GPTX XCP 0.911%, 5/10/34 IO (b)(l)§	1,500,000	24,250
GS Mortgage Securities Trust,
Series 2010-C1 X 1.507%, 8/10/43 IO (b)(l)§	480,118	11,894
Series 2012-GC6 XA 2.141%, 1/10/45 IO (l)§	759,027	43,850
Series 2013-GC13 XA 0.135%, 7/10/46 IO (l)	4,302,357	18,623
Irvine Core Office Trust,
Series 2013-IRV A2 3.279%, 5/15/48 (l)§	35,000	34,487

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB11 E 5.717%, 8/12/37 (l)		$45,000	$46,483
Series 2010-C1 XA 1.590%, 6/15/43 IO (b)(l)§		1,209,072	26,872
Series 2011-C3 A3 4.388%, 2/15/46§		1,855	1,856
Series 2011-C3 XA 1.162%, 2/15/46 IO (b)(l)§		258,717	5,424
Series 2012-C6 ASB 3.144%, 5/15/45		159,817	160,034
Series 2012-C6 XA 1.749%, 5/15/45 IO (l)		565,368	29,798
Series 2012-C8 XA 1.950%, 10/15/45 IO (l)		604,876	37,520
Series 2012-CBX A3 3.139%, 6/15/45		46,454	46,541
Series 2012-CBX XA 1.653%, 6/15/45 IO (l)		595,749	25,319
Series 2012-HSBC A 3.093%, 7/5/32§		34,401	34,136
Series 2013-C13 XA 0.613%, 1/15/46 IO (l)		2,892,832	15,248
Series 2018-BCON A 3.735%, 1/5/31§		35,000	35,459
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12 XA 0.752%, 7/15/45 IO (l)		1,952,220	37,888
Series 2013-C14 XA 0.909%, 8/15/46 IO (l)		2,090,298	42,919
Series 2013-C15 A2 2.977%, 11/15/45		63,978	63,963
Series 2013-C15 XA 1.411%, 11/15/45 IO (l)		855,043	32,456
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2005-2A 1A 2.147%, 9/25/30 (l)§		18,562	18,575
Madison Avenue Trust,
Series 2013-650M A 3.843%, 10/12/32 (b)§		30,000	30,450
Merrill Lynch Mortgage Trust,
Series 2005-MKB2 F 6.527%, 9/12/42 (l)§		200,000	208,734
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7 A4 2.918%, 2/15/46		45,000	44,048
Series 2013-C7 XA 1.525%, 2/15/46 IO (l)		790,654	41,938
Morgan Stanley Capital I Trust,
Series 2013-WLSR A 2.695%, 1/11/32§		40,000	39,552
Series 2014-MP A 3.469%, 8/11/33§		35,000	34,983
Series 2015-420 A 3.727%, 10/12/50§		35,000	35,159
OBP Depositor LLC Trust,
Series 2010-OBP A 4.646%, 7/15/45§		30,000	30,845
RBS Commercial Funding, Inc. Trust,
Series 2013-GSP A 3.961%, 1/13/32 (l)§		35,000	35,147
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE XA 0.599%, 1/5/43 IO (b)(l)§		525,000	27,310
VNDO Mortgage Trust,
Series 2012-6AVE A 2.996%, 11/15/30§		62,000	60,982
Series 2013-PENN A 3.808%, 12/13/29§		35,000	35,505
Vornado DP LLC Trust,
Series 2010-VNO A2FX 4.004%, 9/13/28§		70,000	71,864
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31 AJ 5.660%, 4/15/47 (l)		137,816	139,678
Wells Fargo Commercial Mortgage Trust,
Series 2013-120B A 2.800%, 3/18/28 (l)§		35,000	34,638
WFRBS Commercial Mortgage Trust,
Series 2011-C3 A3 3.998%, 3/15/44§		88,424	88,836
Series 2014-C23 XA 0.795%, 10/15/57 IO (l)		907,435	26,894

Total Commercial Mortgage-Backed Securities			5,247,504

Corporate Bonds (26.6%)
Consumer Discretionary (1.6%)
Auto Components (0.2%)
IHO Verwaltungs GmbH
3.750%, 9/15/26 PIK (m)	EUR	100,000	126,724

Automobiles (0.1%)
General Motors Co.
3.500%, 10/2/18		$50,000	50,178
4.875%, 10/2/23		40,000	41,208

			91,386

Diversified Consumer Services (0.0%)
Midas Intermediate Holdco II LLC
7.875%, 10/1/22§		25,000	24,750

Hotels, Restaurants & Leisure (0.3%)
1011778 BC ULC 4.250%, 5/15/24§		128,000	122,202
GLP Capital LP 5.375%, 4/15/26		19,000	19,142
KFC Holding Co. 5.000%, 6/1/24§		7,000	7,000
Rivers Pittsburgh Borrower LP
6.125%, 8/15/21§		17,000	16,745
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 5/15/25§		19,000	18,193

			183,282

Internet & Direct Marketing Retail (0.1%)
Amazon.com, Inc. 4.050%, 8/22/47§		100,000	98,793

Media (0.8%)
21st Century Fox America, Inc.
8.875%, 4/26/23		80,000	98,323
Altice Financing SA 7.500%, 5/15/26§		200,000	197,000

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
AMC Networks, Inc. 4.750%, 8/1/25	$17,000	$16,150
Cable One, Inc. 5.750%, 6/15/22§	35,000	35,853
Charter Communications Operating LLC
6.484%, 10/23/45	40,000	42,972
DISH DBS Corp. 7.875%, 9/1/19	100,000	103,500
5.875%, 7/15/22	17,000	15,657
Sirius XM Radio, Inc. 3.875%, 8/1/22§	18,000	17,483

		526,938

Multiline Retail (0.1%)
Cumberland Farms, Inc. 6.750%, 5/1/25§	36,000	37,350

Total Consumer Discretionary		1,089,223

Consumer Staples (1.2%)
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	69,000	71,281
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	100,000	99,421

		170,702

Food & Staples Retailing (0.5%)
Alimentation Couche-Tard, Inc. 3.550%, 7/26/27§	45,000	42,622
CVS Health Corp.
4.300%, 3/25/28	100,000	98,881
5.050%, 3/25/48	90,000	91,768
Rite Aid Corp. 6.125%, 4/1/23§	10,000	10,150
Walgreens Boots Alliance, Inc. 3.800%, 11/18/24	110,000	108,395
4.800%, 11/18/44	30,000	28,944

		380,760

Food Products (0.3%)
Kraft Heinz Foods Co. 3.000%, 6/1/26	70,000	63,538
Pilgrim’s Pride Corp. 5.875%, 9/30/27§	17,000	16,235
Post Holdings, Inc. 5.750%, 3/1/27§	23,000	22,489
5.625%, 1/15/28§	12,000	11,430
Tyson Foods, Inc. 2.650%, 8/15/19	80,000	79,276

		192,968

Household Products (0.1%)
Central Garden & Pet Co. 6.125%, 11/15/23	20,000	20,850
5.125%, 2/1/28	15,000	14,250

		35,100

Personal Products (0.1%)
First Quality Finance Co., Inc. 4.625%, 5/15/21§	12,000	11,880
5.000%, 7/1/25§	6,000	5,745
High Ridge Brands Co. 8.875%, 3/15/25§	20,000	15,800

		33,425

Total Consumer Staples		812,955

Energy (2.0%)
Energy Equipment & Services (0.1%)
Ensco plc 7.750%, 2/1/26	10,000	9,450
Transocean Proteus Ltd. 6.250%, 12/1/24§	18,900	19,420
USA Compression Partners LP 6.875%, 4/1/26 (b)§	18,000	18,382

		47,252

Oil, Gas & Consumable Fuels (1.9%)
Antero Resources Corp. 5.125%, 12/1/22	10,000	10,075
Centennial Resource Production LLC
5.375%, 1/15/26§	10,000	9,913
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	10,000	9,775
CrownRock LP 5.625%, 10/15/25§	17,000	16,830
Diamondback Energy, Inc. 5.375%, 5/31/25	10,000	10,138
Enbridge Energy Partners LP 5.875%, 10/15/25	40,000	43,585
Enbridge, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 2.737%, 1/10/20 (k)	100,000	100,041
Endeavor Energy Resources LP 5.750%, 1/30/28§	17,000	17,085
Energy Transfer Equity LP 4.250%, 3/15/23	18,000	17,370
Energy Transfer Partners LP 5.000%, 10/1/22	150,000	155,041
Gulfport Energy Corp. 6.375%, 5/15/25	5,000	4,802
Murphy Oil Corp. 5.750%, 8/15/25	100,000	99,750
Newfield Exploration Co. 5.625%, 7/1/24	17,000	18,020
5.375%, 1/1/26	100,000	103,650
Parsley Energy LLC 5.375%, 1/15/25§	7,000	7,026
5.625%, 10/15/27§	25,000	25,344
Petrobras Global Finance BV 5.999%, 1/27/28§	233,000	226,709
Plains All American Pipeline LP 4.650%, 10/15/25	40,000	40,025
Rockies Express Pipeline LLC 6.000%, 1/15/19§	18,000	18,360
5.625%, 4/15/20§	18,000	18,608
Sabine Pass Liquefaction LLC 5.000%, 3/15/27	100,000	102,930
Spectra Energy Partners LP
(ICE LIBOR USD 3 Month + 0.70%), 2.725%, 6/5/20 (k)	100,000	100,789
Sunoco Logistics Partners Operations LP
5.400%, 10/1/47	35,000	33,032

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Targa Resources Partners LP 5.875%, 4/15/26 (b)§		$18,000	$17,843
Texas Eastern Transmission LP
2.800%, 10/15/22§		50,000	47,725
TransMontaigne Partners LP 6.125%, 2/15/26		17,000	16,915
Williams Partners LP 3.600%, 3/15/22		45,000	44,626

			1,316,007

Total Energy			1,363,259

Financials (12.5%)
Banks (8.5%)
Bank of America Corp. 5.650%, 5/1/18		275,000	274,999
(ICE LIBOR USD 3 Month + 0.37%), 2.738%, 1/23/22 (k)		90,000	88,539
3.300%, 1/11/23		400,000	395,279
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23 (k)§		188,000	182,285
(ICE LIBOR USD 3 Month + 1.09%), 3.093%, 10/1/25 (k)		55,000	52,386
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28 (k)		125,000	120,535
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28 (k)§		315,000	295,750
Barclays Bank plc 7.625%, 11/21/22		200,000	217,260
Barclays plc
(USD Swap Semi 5 Year + 6.71%), 8.250%, 12/15/18 (k)(y)		100,000	102,750
CIT Group, Inc. 5.250%, 3/7/25		100,000	102,130
Citibank NA 3.050%, 5/1/20		250,000	249,715
Citigroup, Inc. 6.125%, 5/15/18		125,000	125,184
2.500%, 9/26/18		150,000	149,970
8.500%, 5/22/19		100,000	105,931
(ICE LIBOR USD 3 Month + 0.95%), 2.876%, 7/24/23 (k)		50,000	48,365
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28 (k)		125,000	118,998
Credit Suisse Group Funding Guernsey Ltd.
3.750%, 3/26/25		250,000	242,374
HBOS plc 6.750%, 5/21/18§		100,000	100,244
HSBC Holdings plc
(EUR Swap Annual 5 Year + 5.34%), 6.000%, 9/29/23 (k)(m)(y)	EUR	200,000	279,559
JPMorgan Chase & Co. 2.550%, 10/29/20		$105,000	103,483
(ICE LIBOR USD 3 Month + 1.48%), 3.486%, 3/1/21 (k)		200,000	206,299
3.900%, 7/15/25		175,000	174,077
Series I (ICE LIBOR USD 3 Month + 3.47%), 5.829%, 7/30/18 (k)(y)		200,000	201,500
Lloyds Banking Group plc
(GBP Swap 5 Year + 5.01%), 7.625%, 6/27/23 (k)(m)(y)	GBP	200,000	311,611
(ICE LIBOR USD 3 Month + 0.81%), 2.907%, 11/7/23 (k)		$200,000	192,492
Mitsubishi UFJ Financial Group, Inc. 2.190%, 9/13/21		100,000	96,070
Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 1.14%), 3.229%, 9/13/21 (k)		100,000	101,594
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 5.80%), 7.500%, 8/10/20 (k)(y)		100,000	104,750
Santander UK Group Holdings plc
2.875%, 10/16/20		85,000	84,131
Santander UK plc 2.500%, 3/14/19		200,000	199,638
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.13%), 3.015%, 8/19/19 (k)§		200,000	202,223
Toronto-Dominion Bank (The)
(ICE LIBOR USD 3 Month + 1.00%), 3.331%, 4/7/21 (k)		100,000	102,164
Wells Fargo & Co. 2.600%, 7/22/20		100,000	98,883
3.000%, 4/22/26		85,000	78,464
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)		190,000	180,893
Wells Fargo Bank NA 2.400%, 1/15/20		250,000	248,095

			5,938,620

Capital Markets (2.4%)
Blackstone CQP Holdco LP 6.500%, 3/20/21§		50,000	50,187
Credit Suisse AG 6.500%, 8/8/23§		100,000	108,500
Deutsche Bank AG 4.250%, 10/14/21		200,000	201,460
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.10%), 2.939%, 11/15/18 (k)		100,000	100,498

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
3.850%, 7/8/24		$245,000	$243,034
3.500%, 1/23/25		100,000	96,274
(ICE LIBOR USD 3 Month + 1.16%), 3.814%, 4/23/29 (k)		55,000	52,553
Morgan Stanley 5.625%, 9/23/19		300,000	311,155
(ICE LIBOR USD 3 Month + 0.93%), 3.292%, 7/22/22 (k)		100,000	101,028
Series 3NC2 (ICE LIBOR USD 3 Month + 0.80%), 2.633%, 2/14/20 (k)		125,000	125,443
Series F 3.875%, 4/29/24		100,000	99,902
UBS AG
(ICE LIBOR USD 3 Month + 0.32%), 2.355%, 12/7/18 (k)§		200,000	200,231

			1,690,265

Consumer Finance (0.7%)
American Express Credit Corp. 2.125%, 3/18/19		85,000	84,673
Ford Motor Credit Co. LLC 3.157%, 8/4/20		200,000	198,786
Navient Corp. 5.875%, 3/25/21		100,000	102,380
Springleaf Finance Corp. 6.000%, 6/1/20		100,000	103,750

			489,589

Diversified Financial Services (0.9%)
JPMorgan Chase Bank NA
(ICE LIBOR USD 3 Month + 0.25%), 2.070%, 2/13/20 (k)		250,000	250,087
(ICE LIBOR USD 3 Month + 0.28%), 2.604%, 2/1/21 (k)		250,000	247,993
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24 (b)(k)§		100,000	98,830
Shell International Finance BV 3.250%, 5/11/25		50,000	49,051

			645,961

Total Financials			8,764,435

Health Care (2.1%)
Biotechnology (0.5%)
AbbVie, Inc. 3.600%, 5/14/25		100,000	96,737
4.700%, 5/14/45		35,000	34,673
Amgen, Inc. 4.663%, 6/15/51		100,000	99,849
Celgene Corp. 5.000%, 8/15/45		50,000	51,009
Gilead Sciences, Inc. 4.500%, 2/1/45		50,000	50,060

			332,328

Health Care Equipment & Supplies (0.4%)
Becton Dickinson and Co.
(ICE LIBOR USD 3 Month + 0.88%), 2.944%, 12/29/20 (k)		75,000	74,955
Boston Scientific Corp. 3.850%, 5/15/25		100,000	99,378
Hill-Rom Holdings, Inc. 5.750%, 9/1/23§		20,000	20,676
Hologic, Inc. 4.625%, 2/1/28§		8,000	7,620
Zimmer Biomet Holdings, Inc.
3.550%, 4/1/25		100,000	96,315

			298,944

Health Care Providers & Services (0.8%)
Aetna, Inc. 4.125%, 6/1/21		75,000	76,546
Anthem, Inc. 3.650%, 12/1/27		55,000	52,176
Cardinal Health, Inc. 2.616%, 6/15/22		50,000	47,862
Centene Corp. 5.625%, 2/15/21		10,000	10,263
4.750%, 1/15/25		42,000	40,845
Cigna Corp. 3.050%, 10/15/27		55,000	49,671
Community Health Systems, Inc.
6.250%, 3/31/23		18,000	16,425
DaVita, Inc. 5.125%, 7/15/24		8,000	7,750
5.000%, 5/1/25		10,000	9,477
Fresenius Medical Care US Finance II, Inc.
5.625%, 7/31/19§		100,000	102,858
HCA, Inc. 6.500%, 2/15/20		32,000	33,440
4.750%, 5/1/23		42,000	42,261
5.000%, 3/15/24		10,000	10,113
Surgery Center Holdings, Inc. 6.750%, 7/1/25§		11,000	10,560
Tenet Healthcare Corp. 4.500%, 4/1/21		28,000	27,790
4.625%, 7/15/24§		7,000	6,747
WellCare Health Plans, Inc. 5.250%, 4/1/25		13,000	13,066

			557,850

Pharmaceuticals (0.4%)
Allergan Funding SCS 3.800%, 3/15/25		70,000	67,236
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20		35,000	33,425
Teva Pharmaceutical Finance Netherlands II BV
3.250%, 4/15/22 (b)§	EUR	100,000	122,462
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25§		$53,000	47,806
5.500%, 11/1/25§		6,000	5,970
9.250%, 4/1/26 (b)§		6,000	6,120

			283,019

Total Health Care			1,472,141

Industrials (1.3%)
Aerospace & Defense (0.6%)
BAE Systems Holdings, Inc. 6.375%, 6/1/19§		70,000	72,524
Harris Corp.
(ICE LIBOR USD 3 Month + 0.48%), 2.839%, 4/30/20 (k)		100,000	100,020

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Textron, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 2.360%, 11/10/20 (k)	$100,000	$100,170
United Technologies Corp. 1.778%, 5/4/18 (e)	125,000	124,994

		397,708

Commercial Services & Supplies (0.1%)
Brink’s Co. (The) 4.625%, 10/15/27§	17,000	15,795
Clean Harbors, Inc. 5.125%, 6/1/21	28,000	28,210
GFL Environmental, Inc. 5.375%, 3/1/23§	19,000	18,787
Multi-Color Corp. 4.875%, 11/1/25§	17,000	15,852

		78,644

Machinery (0.0%)
Titan Acquisition Ltd. 7.750%, 4/15/26 (b)§	17,000	16,936

Professional Services (0.0%)
IHS Markit Ltd. 4.000%, 3/1/26§	9,000	8,618

Road & Rail (0.3%)
Park Aerospace Holdings Ltd. 5.250%, 8/15/22§	108,000	107,460
Penske Truck Leasing Co. LP 3.950%, 3/10/25 (b)§	100,000	98,979

		206,439

Trading Companies & Distributors (0.3%)
Air Lease Corp. 2.125%, 1/15/20	75,000	73,519
International Lease Finance Corp. 7.125%, 9/1/18§	150,000	152,014

		225,533

Total Industrials		933,878

Information Technology (0.6%)
Electronic Equipment, Instruments & Components (0.0%)
Itron, Inc. 5.000%, 1/15/26§	17,000	16,703

Internet Software & Services (0.0%)
GTT Communications, Inc. 7.875%, 12/31/24§	2,000	2,043
Zayo Group LLC 5.750%, 1/15/27§	16,000	15,886

		17,929

IT Services (0.0%)
First Data Corp. 5.000%, 1/15/24§	22,000	22,165

Semiconductors & Semiconductor Equipment (0.3%)
Broadcom Corp. 2.375%, 1/15/20	75,000	73,888
3.000%, 1/15/22	100,000	97,388

		171,276

Software (0.0%)
Change Healthcare Holdings LLC 5.750%, 3/1/25§	17,000	16,660

Technology Hardware, Storage & Peripherals (0.3%)
EMC Corp. 2.650%, 6/1/20	100,000	97,125
Western Digital Corp. 4.750%, 2/15/26	100,000	98,844

		195,969

Total Information Technology		440,702

Materials (0.7%)
Chemicals (0.4%)
Braskem Netherlands Finance BV 4.500%, 1/10/28§	200,000	187,400
Dow Chemical Co. (The) 8.550%, 5/15/19	85,000	90,002
Valvoline, Inc. 5.500%, 7/15/24	10,000	10,275

		287,677

Containers & Packaging (0.3%)
Amcor Finance USA, Inc. 3.625%, 4/28/26§	100,000	94,637
Ball Corp. 4.875%, 3/15/26	12,000	11,970
Berry Global, Inc. 4.500%, 2/15/26 (b)§	14,000	13,353
Crown Americas LLC 4.250%, 9/30/26	14,000	12,933
OI European Group BV 4.000%, 3/15/23§	25,000	23,750
Reynolds Group Issuer, Inc. 5.750%, 10/15/20	50,394	50,772
(ICE LIBOR USD 3 Month + 3.50%), 5.848%, 7/15/21 (k)§	18,000	18,248

		225,663

Total Materials		513,340

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)
2.750%, 1/15/20	100,000	99,185
American Tower Corp. (REIT) 3.000%, 6/15/23	35,000	33,517
Boston Properties LP (REIT) 5.875%, 10/15/19	75,000	77,718
2.750%, 10/1/26	55,000	49,252
Crown Castle International Corp. (REIT)
3.200%, 9/1/24	55,000	52,277
HCP, Inc. (REIT) 3.750%, 2/1/19	50,000	50,297
3.875%, 8/15/24	75,000	73,335
MGM Growth Properties Operating Partnership LP (REIT)
5.625%, 5/1/24	17,000	17,340
4.500%, 1/15/28	18,000	16,560
SBA Communications Corp. (REIT)
4.000%, 10/1/22§	43,000	40,958
Ventas Realty LP (REIT) 4.125%, 1/15/26	125,000	123,826

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
VEREIT Operating Partnership LP (REIT)
3.000%, 2/6/19		$35,000	$34,979
WEA Finance LLC (REIT) 2.700%, 9/17/19§		200,000	198,460
Welltower, Inc. (REIT) 3.750%, 3/15/23		150,000	150,123

Total Real Estate			1,017,827

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.6%)
Altice France SA 5.625%, 5/15/24 (m)	EUR	100,000	124,697
AT&T, Inc. 3.400%, 8/14/24		$87,000	87,958
3.400%, 5/15/25		70,000	66,493
5.250%, 3/1/37		35,000	35,749
4.350%, 6/15/45		75,000	65,967
5.150%, 11/15/46§		55,000	54,029
CCO Holdings LLC 5.125%, 5/1/27§		35,000	32,813
5.000%, 2/1/28§		18,000	16,538
Intelsat Jackson Holdings SA 5.500%, 8/1/23		60,000	50,400
Level 3 Financing, Inc. 5.125%, 5/1/23		10,000	9,900
5.375%, 1/15/24		16,000	15,840
Qwest Corp. 6.750%, 12/1/21		22,000	23,678
Sprint Capital Corp. 6.900%, 5/1/19		200,000	206,000
8.750%, 3/15/32		10,000	11,488
Verizon Communications, Inc.
3.376%, 2/15/25		199,000	193,307
4.862%, 8/21/46		125,000	121,172

			1,116,029

Wireless Telecommunication Services (0.1%)
Sprint Communications, Inc. 9.000%, 11/15/18§		50,000	51,375
Sprint Corp. 7.625%, 3/1/26		5,000	5,269
T-Mobile USA, Inc. 4.000%, 4/15/22		8,000	7,980
4.500%, 2/1/26		14,000	13,475
4.750%, 2/1/28		22,000	21,204

			99,303

Total Telecommunication Services			1,215,332

Utilities (1.4%)
Electric Utilities (0.8%)
Jersey Central Power & Light Co.
6.400%, 5/15/36		100,000	119,179
Kansas City Power & Light Co.
3.150%, 3/15/23		135,000	132,188
NextEra Energy Operating Partners LP
4.250%, 9/15/24§		20,000	19,400
4.500%, 9/15/27§		14,000	13,072
Northern States Power Co. 4.125%, 5/15/44		100,000	101,427
Progress Energy, Inc. 7.050%, 3/15/19		100,000	103,726
Public Service Co. of New Mexico
3.850%, 8/1/25		100,000	100,067

			589,059

Gas Utilities (0.3%)
Perusahaan Gas Negara Persero Tbk. PT
5.125%, 5/16/24§		200,000	204,500

Multi-Utilities (0.3%)
Berkshire Hathaway Energy Co.
5.150%, 11/15/43		100,000	113,673
NiSource, Inc. 2.650%, 11/17/22		50,000	48,096
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 2.575%, 3/15/21 (k)		50,000	50,146

			211,915

Total Utilities			1,005,474

Total Corporate Bonds			18,628,566

Foreign Government Securities (2.5%)
Autonomous Community of Catalonia
4.900%, 9/15/21	EUR	100,000	131,657
Federative Republic of Brazil 6.000%, 4/7/26		$200,000	215,800
Qatar Government Bond 4.500%, 4/23/28 (b)§		200,000	199,500
Republic of Argentina
(Argentina Central Bank 7D Repo Reference Rate + 0.00%), 28.750%, 6/21/20 (k)	ARS	4,200,000	213,190
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 24.839%, 4/3/22 (k)		100,000	4,818
5.875%, 1/11/28		$100,000	91,300
6.875%, 1/11/48		100,000	88,750
Republic of Chile 2.250%, 10/30/22		215,000	205,056
Republic of Croatia 6.625%, 7/14/20 (m)		100,000	106,500
Republic of Peru 6.150%, 8/12/32 (m)	PEN	200,000	64,131
Saudi Government Bond 3.250%, 10/26/26 (m)		$200,000	184,700
4.500%, 4/17/30 (b)§		200,000	197,100

Total Foreign Government Securities			1,702,502

Loan Participations (0.4%)
Consumer Discretionary (0.1%)
Media (0.1%)
Charter Communications Operating LLC
(ICE LIBOR USD 1 Month + 2.00%), 3.910%, 4/30/25 (k)		98,254	98,678

Total Consumer Discretionary			98,678

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Industrials (0.3%)
Trading Companies & Distributors (0.3%)
Avolon Holdings Ltd.
(ICE LIBOR USD 1 Month + 1.75%), 3.647%, 9/30/20 (k)		$99,660	$99,731
(ICE LIBOR USD 1 Month + 2.25%), 4.147%, 3/21/22 (k)		99,749	99,936

Total Industrials			199,667

Total Loan Participations			298,345

Mortgage-Backed Securities (9.7%)
FNMA
4.550%, 10/1/19		74,275	75,739
4.910%, 10/1/19		61,243	62,617
4.730%, 2/1/20		69,977	71,200
3.416%, 10/1/20		119,849	121,252
3.915%, 10/1/20		101,759	103,965
3.310%, 11/1/20		85,000	85,806
3.762%, 12/1/20		64,378	65,617
2.761%, 4/1/21		68,152	67,840
4.381%, 6/1/21		127,613	132,218
3.840%, 7/1/21		69,818	71,436
4.060%, 7/1/21		97,389	100,264
4.018%, 8/1/21		63,671	65,463
4.010%, 9/1/21		71,644	73,708
4.106%, 9/1/21		71,152	73,372
3.300%, 12/1/21		170,305	171,886
2.900%, 6/1/22		71,014	70,679
2.210%, 9/1/26		220,000	201,812
3.110%, 2/1/28		115,000	111,834
3.259%, 2/1/28		45,000	44,261
3.370%, 1/1/30		99,635	98,140
3.200%, 3/1/31		221,187	213,885
3.480%, 11/1/35		54,677	53,899
3.500%, 5/25/48 TBA		1,000,000	992,969
3.500%, 6/25/48 TBA		3,600,000	3,569,766
STRU TCW-1122 COLL 3.490%, 5/25/30 (r)		100,000	98,781

Total Mortgage-Backed Securities			6,798,409

Municipal Bonds (0.8%)
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Subseries G3
5.267%, 5/1/27		115,000	127,772
City of New York, General Obligation Bonds, Series D
5.985%, 12/1/36		100,000	122,513
Commonwealth of Puerto Rico, General Obligation Bonds
5.000%, 7/1/41 (h)		50,000	21,062
State of California, High Speed Passenger Train, General Obligation Bonds, Series B
2.193%, 4/1/47 (l)		150,000	148,839
Texas Public Finance Authority, Windstorm Insurance Association Premium, Revenue Bonds
8.250%, 7/1/24		100,000	102,007
Tobacco Settlement Finance Authority
(Zero Coupon), 6/1/47		300,000	17,763

Total Municipal Bonds			539,956

U.S. Treasury Obligations (14.9%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS		396,279	439,731
U.S. Treasury Inflation Linked Notes
0.125%, 7/15/24 TIPS		1,048,620	1,015,898
0.250%, 1/15/25 TIPS		420,496	407,700
0.625%, 1/15/26 TIPS		314,367	311,773
0.375%, 7/15/27 TIPS		305,364	295,987
U.S. Treasury Notes
1.875%, 12/15/20 (z)		1,200,000	1,178,597
1.875%, 7/31/22 (z)		3,000,000	2,895,094
2.000%, 11/30/22		600,000	580,327
1.375%, 8/31/23		500,000	464,359
2.250%, 12/31/23		450,000	436,120
2.250%, 1/31/24		150,000	145,280
2.750%, 2/15/24		100,000	99,476
2.000%, 4/30/24		400,000	381,131
2.500%, 5/15/24		100,000	97,984
2.000%, 5/31/24		1,200,000	1,142,259
2.125%, 7/31/24		400,000	382,909
2.375%, 8/15/24		200,000	194,258

Total U.S. Treasury Obligations			10,468,883

Total Long-Term Debt Securities (99.8%) (Cost $69,180,887)			69,858,121

SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.4%)
Barclays Bank plc 1.94%, 9/4/18		150,000	149,713
Credit Suisse AG
(ICE LIBOR USD 1 Month + 0.62%), 2.51%, 9/28/18 (k)		100,000	99,991

Total Certificates of Deposit			249,704

Foreign Government Treasury Bills (4.3%)
Argentina Treasury Bills
28.88%, 5/16/18 (p)	ARS	1,120,000	53,912
2.84%, 5/24/18 (p)		100,000	99,814
2.96%, 6/15/18 (p)		100,000	99,628
4.63%, 6/29/18 (p)		100,000	99,244
Hellenic Republic
0.92%, 6/8/18 (p)	EUR	300,000	361,918
Japan Treasury Bills
(0.18)%, 5/1/18 (p)	JPY	40,000,000	365,900
(0.09)%, 5/7/18 (p)		80,000,000	731,810
0.19%, 5/21/18 (p)		50,000,000	457,322
(0.11)%, 6/11/18 (p)		60,000,000	548,914
(0.13)%, 7/2/18 (p)		20,000,000	182,991

Total Foreign Government Treasury Bills			3,001,453

	Number of Shares		Value (Note 1)
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares		104,837	104,847

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (1.6%)
U.S. Treasury Bills
1.61%, 6/14/18# (p)	$40,000	$39,919
1.72%, 7/5/18 (p)	440,000	438,620
1.72%, 7/12/18 (p)	474,000	472,348
1.94%, 10/4/18 (p)	185,000	183,445

Total U.S. Treasury Obligations		1,134,332

Total Short-Term Investments (6.4%) (Cost $4,536,487)		4,490,336

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.1%)
Call Interest Rate Swaptions Purchased Payable (0.1%)
30 years, December 2018 @ 3.05% v. 3 Month LIBOR Exercise Price: USD 3.05, Notional Amount: USD 1,150,000 Counterparty: Bank of America*	1,150,000	38,470
30 years, December 2019 @ 2.95% v. 3 Month LIBOR Exercise Price: USD 2.95, Notional Amount: USD 300,000 Counterparty: Bank of America*	300,000	20,584

Total Options Purchased (0.1%) (Cost $70,332)		59,054

Total Investments in Securities (106.3%) (Cost $73,787,706)		74,407,511
Other Assets Less Liabilities (-6.3%)		(4,408,662)

Net Assets (100%)		$69,998,849

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2018, the market value of these securities amounted to $13,040,773 or 18.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $39,919.
(b)	Rule 144A Illiquid Security. At April 30, 2018, the market value of these securities amounted to $1,153,335 or 1.6% of net assets.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2018. Maturity date disclosed is the ultimate maturity date.
(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2018.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2018.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At April 30, 2018, the market value of these securities amounted to $1,381,558 or 2.0% of net assets.
(p)	Yield to maturity.
(r)	Value determined using significant unobservable inputs.
(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of April 30, 2018.
(z)	All or a portion of the Security is held as a Sale-Buyback Position.

Glossary:

ARS	— Argentina Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
EGP	— Egyptian Pound
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IO	— Interest Only
JPY	— Japanese Yen
KRW	— Korean Republic Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PEN	— Peru Nuevo Sol
PIK	— Payment-in Kind Security
RUB	— Russian Ruble
SGD	— Singapore Dollar
TBA	— To Be Announced; Security is subject to delayed deliver
TIIE	— Interbank Equilibrium Interest Rate
TIPS	— Treasury Inflation Protected Security
TRY	— Turkish Lira
TWD	— New Taiwan Dollar
USD	— United States Dollar

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

Futures contracts outstanding as of April 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	7	6/2018	USD	837,375	(3,898)
U.S. Treasury 5 Year Note	62	6/2018	USD	7,037,484	(15,326)

					(19,224)

Short Contracts
Euro-BTP	(12)	6/2018	EUR	(2,014,422)	(56,632)
U.S. Treasury 10 Year Ultra Note	(1)	6/2018	USD	(127,891)	779
U.S. Treasury Long Bond	(1)	6/2018	USD	(143,844)	(1,557)
U.S. Treasury Ultra Bond	(4)	6/2018	USD	(628,500)	(7,485)
3 Month Eurodollar	(16)	6/2019	USD	(3,885,999)	37,166

					(27,729)

					(46,953)

Forward foreign currency contracts outstanding as of April 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	367,638	JPY	40,000,000	Goldman Sachs	5/1/2018	1,740
USD	191,407	JPY	20,300,000	Deutsche Bank AG	5/2/2018	5,714
USD	171,266	AUD	223,000	JPMorgan Chase Bank	5/3/2018	3,380
USD	91,239	BRL	317,614	Credit Suisse**	5/3/2018	586
USD	93,747	BRL	317,614	JPMorgan Chase Bank**	5/3/2018	3,093
USD	1,823,057	EUR	1,469,000	Credit Suisse	5/3/2018	48,969
USD	314,553	GBP	224,000	JPMorgan Chase Bank	5/3/2018	6,159
USD	733,724	JPY	80,000,000	JPMorgan Chase Bank	5/7/2018	1,696
USD	158,492	TRY	643,000	JPMorgan Chase Bank	5/15/2018	859
USD	54,352	ARS	1,120,000	Credit Suisse**	5/16/2018	541
USD	472,023	JPY	50,000,000	Bank of America	5/21/2018	14,058
ARS	3,631,120	USD	173,055	Bank of America**	5/23/2018	139
RUB	5,849,100	USD	90,000	Bank of America**	5/25/2018	2,607
USD	1,793,769	EUR	1,469,000	Deutsche Bank AG	6/4/2018	15,319
USD	374,240	EUR	300,000	JPMorgan Chase Bank	6/8/2018	10,924
USD	473,819	JPY	50,000,000	Bank of America	6/11/2018	15,164
USD	94,979	JPY	10,000,000	Deutsche Bank AG	6/11/2018	3,248
USD	70,000	KRW	74,592,000	Deutsche Bank AG**	6/20/2018	60
USD	279,914	SGD	369,766	Credit Suisse	6/20/2018	748
USD	273,667	TWD	7,928,680	Deutsche Bank AG**	6/20/2018	4,753
USD	187,506	JPY	20,000,000	Bank of America	7/2/2018	3,765
MXN	431,433	USD	22,565	Bank of America	8/27/2018	79
USD	247,535	EUR	200,000	Bank of America	8/31/2018	3,641
EGP	3,331,190	USD	181,033	Bank of America**	10/15/2018	1,850

Total unrealized appreciation						149,092

BRL	317,614	USD	96,112	Credit Suisse**	5/3/2018	(5,458)
BRL	317,614	USD	91,239	JPMorgan Chase Bank**	5/3/2018	(586)
EUR	1,469,000	USD	1,789,683	Deutsche Bank AG	5/3/2018	(15,594)
USD	171,685	CAD	221,000	JPMorgan Chase Bank	5/3/2018	(443)
MXN	431,433	USD	23,069	Bank of America	5/10/2018	(29)
USD	22,949	MXN	431,433	Bank of America	5/10/2018	(91)
TRY	643,000	USD	165,390	Bank of America	5/15/2018	(7,758)
ARS	400,000	USD	19,704	JPMorgan Chase Bank**	5/16/2018	(486)
RUB	10,492,510	USD	182,753	Bank of America**	5/25/2018	(16,629)

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	317,614	USD	93,507	JPMorgan Chase Bank**	6/4/2018	(3,143)
RUB	3,959,900	USD	70,000	Bank of America**	6/7/2018	(7,404)
RUB	6,229,300	USD	110,000	Credit Suisse**	6/7/2018	(11,530)
KRW	369,755,263	USD	348,000	JPMorgan Chase Bank**	6/20/2018	(1,307)
USD	281,047	KRW	300,444,720	JPMorgan Chase Bank**	6/20/2018	(659)
TRY	643,000	USD	154,089	JPMorgan Chase Bank	8/15/2018	(923)
EUR	200,000	USD	247,535	Bank of America	8/31/2018	(3,641)

Total unrealized depreciation						(75,681)

Net unrealized appreciation						73,411

**	Non-deliverable forward.

Written Call Options Contracts as of April 30, 2018 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	6	USD (600,000)	USD 122.00	5/25/2018	(187)

Written Put Options Contracts as of April 30, 2018 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
5 years, December 2018 @ 2.70% v. 3 Month LIBOR	Bank of America	5,800,000	USD	(5,800,000)	USD	2.70	12/14/2023	(94,965)
5 years, December 2019 @ 2.75% v. 3 Month LIBOR	Bank of America	1,300,000	USD	(1,300,000)	USD	2.75	12/11/2024	(28,290)
U.S. Treasury 10 Year Note	Exchange Traded	6	USD	(600,000)	USD	119.50	5/25/2018	(2,344)

								(125,599)

Total Written Options Contracts (Premiums Received ($77,880))								(125,786)

OTC Credit default swap contracts outstanding — sell protection as of April 30, 2018 (Note 1):

Reference Obligation/Index	Financing Rate Paid/ (Received) by the Fund (%)	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Colombia	1.00	Quarterly	Bank of America	6/20/2022	0.82	USD	200,000	(2,520)	4,149	1,629
United Mexican States	1.00	Quarterly	Bank of America	12/20/2021	0.79	USD	100,000	(2,802)	3,651	849

								(5,322)	7,800	2,478

Federative Republic of Brazil	1.00	Quarterly	Bank of America	6/20/2022	1.39	USD	100,000	(5,249)	3,852	(1,397)
Russian Federation	1.00	Quarterly	Bank of America	6/20/2023	1.32	USD	200,000	(3,097)	353	(2,744)

								(8,346)	4,205	(4,141)

								(13,668)	12,005	(1,663)

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding — buy protection as of April 30, 2018 (Note 1):

Reference Obligation/Index	Financing Rate Paid/ (Received) by the Fund (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield Index	5.00	Quarterly	12/20/2022	3.17	USD	100,000	(7,936)	96	(7,840)
iTraxx Europe	1.00	Quarterly	12/20/2022	0.46	EUR	350,000	(10,846)	(204)	(11,050)
iTraxx Europe Senior Financials	1.00	Quarterly	6/20/2022	0.36	EUR	300,000	(9,899)	(117)	(10,016)

							(28,681)	(225)	(28,906)

Centrally Cleared Credit default swap contracts outstanding — sell protection as of April 30, 2018 (Note 1):

Reference Obligation/Index	Financing Rate Paid/ (Received) by the Fund (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Daimler AG	1.00	Quarterly	12/20/2020	0.25	EUR	100,000	1,560	1,006	2,566
Enbridge, Inc.	1.00	Quarterly	12/20/2022	0.89	USD	50,000	278	15	293

							1,838	1,021	2,859

							(26,843)	796	(26,047)

Centrally Cleared Interest rate swap contracts outstanding as of April 30, 2018 (Note 1):

Floating Rate Index1	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront Payments(Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 Month LIBOR quarterly	2.50% semi-annually	Receive	6/20/2048	USD	100,000	11,000	(826)	10,174
3 Month LIBOR quarterly	2.00% semi-annually	Receive	6/20/2023	USD	2,000,000	71,748	13,947	85,695
3 Month LIBOR quarterly	2.50% semi-annually	Receive	6/20/2048	USD	100,000	12,660	(2,486)	10,174
3 Month LIBOR quarterly	2.50% semi-annually	Receive	6/20/2048	USD	200,000	22,807	(2,460)	20,347
3 Month LIBOR quarterly	2.25% semi-annually	Receive	6/20/2028	USD	1,200,000	76,312	(9)	76,303
3 Month LIBOR quarterly	2.50% semi-annually	Receive	6/20/2048	USD	100,000	11,689	(1,515)	10,174
3 Month LIBOR quarterly	2.25% semi-annually	Receive	6/20/2028	USD	300,000	16,463	2,613	19,076
3 Month LIBOR quarterly	2.00% semi-annually	Receive	6/20/2023	USD	700,000	26,566	3,427	29,993
3 Month LIBOR quarterly	2.50% semi-annually	Receive	6/20/2048	USD	200,000	23,001	(2,654)	20,347
3 Month LIBOR quarterly	2.00% semi-annually	Receive	6/20/2023	USD	200,000	7,447	1,122	8,569
3 Month LIBOR quarterly	2.25% semi-annually	Receive	9/14/2046	USD	120,000	11,803	6,042	17,845
3 Month LIBOR quarterly	1.75% semi-annually	Receive	12/16/2018	USD	7,000,000	9,874	(6,880)	2,994
3 Month LIBOR quarterly	2.30% semi-annually	Receive	12/3/2025	USD	700,000	12,980	13,164	26,144
3 Month LIBOR quarterly	1.75% semi-annually	Receive	12/21/2026	USD	600,000	40,494	12,723	53,217

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

Floating Rate Index1	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront Payments(Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 Month LIBOR quarterly	1.50% semi-annually	Receive	6/21/2027	USD	1,200,000	108,794	29,315	138,109
3 Month LIBOR quarterly	2.50% semi-annually	Receive	6/20/2048	USD	100,000	11,022	(848)	10,174
6 Month EURIBOR semi-annually	0.50% annually	Pay	9/19/2023	EUR	1,600,000	(9,389)	9,411	22
6 Month EURIBOR semi-annually	1.50% annually	Receive	9/19/2048	EUR	300,000	8,016	(3,595)	4,421
6 Month LIBOR semi-annually	0.30% semi-annually	Receive	3/21/2028	JPY	20,000,000	(35)	132	97

						473,252	70,623	543,875

3 Month LIBOR quarterly	2.00% semi-annually	Pay	12/16/2020	USD	1,400,000	(12,141)	(9,669)	(21,810)
3 Month LIBOR quarterly	1.25% semi-annually	Receive	6/15/2018	USD	5,700,000	4,335	(9,003)	(4,668)
4 Week TIIE monthly	7.35% monthly	Pay	9/30/2027	MXN	4,800,000	(8,380)	1,271	(7,109)
6 Month LIBOR semi-annually	0.30% semi-annually	Receive	3/18/2026	JPY	90,000,000	108	(5,268)	(5,160)
6 Month LIBOR semi-annually	0.45% semi-annually	Receive	3/20/2029	JPY	130,000,000	(28)	(8,022)	(8,050)
6 Month LIBOR semi-annually	2.00% semi-annually	Receive	3/18/2022	GBP	200,000	(10,770)	2,627	(8,143)
6 Month LIBOR semi-annually	1.50% semi-annually	Receive	9/19/2023	GBP	2,000,000	(407)	(10,154)	(10,561)

						(27,283)	(38,218)	(65,501)

						445,969	32,405	478,374

1	Value of floating rate index at April 30, 2018 was as follows:

Floating Rate Index	Value
3 Month LIBOR USD	2.36%
6 Month EURIBOR EUR	(0.27)%
6 Month LIBOR GBP	0.81%
6 Month LIBOR JPY	0.02%
4 Week TIIE MXN	7.85%

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$18,523,197	$—	$18,523,197
Centrally Cleared Credit Default Swaps	—	1,117	—	1,117
Centrally Cleared Interest Rate Swaps	—	95,794	—	95,794
Collateralized Mortgage Obligations	—	7,650,759	—	7,650,759
Commercial Mortgage-Backed Securities	—	5,247,504	—	5,247,504
Corporate Bonds
Consumer Discretionary	—	1,089,223	—	1,089,223
Consumer Staples	—	812,955	—	812,955
Energy	—	1,363,259	—	1,363,259
Financials	—	8,764,435	—	8,764,435
Health Care	—	1,472,141	—	1,472,141
Industrials	—	933,878	—	933,878
Information Technology	—	440,702	—	440,702
Materials	—	513,340	—	513,340
Real Estate	—	1,017,827	—	1,017,827
Telecommunication Services	—	1,215,332	—	1,215,332
Utilities	—	1,005,474	—	1,005,474
Credit Default Swaps	—	12,005	—	12,005
Foreign Government Securities	—	1,702,502	—	1,702,502
Forward Currency Contracts	—	149,092	—	149,092
Futures	37,945	—	—	37,945
Loan Participations
Consumer Discretionary	—	98,678	—	98,678
Industrials	—	199,667	—	199,667
Mortgage-Backed Securities	—	6,699,628	98,781	6,798,409
Municipal Bonds	—	539,956	—	539,956
Options Purchased
Call Options Purchased	—	59,054	—	59,054
Short-Term Investments
Certificates of Deposit	—	249,704	—	249,704
Foreign Government Treasury Bills	—	3,001,453	—	3,001,453
Investment Company	104,847	—	—	104,847
U.S. Treasury Obligations	—	1,134,332	—	1,134,332
U.S. Treasury Obligations	—	10,468,883	—	10,468,883

Total Assets	$142,792	$74,461,891	$98,781	$74,703,464

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(321)	$—	$(321)
Centrally Cleared Interest Rate Swaps	—	(63,389)	—	(63,389)
Forward Currency Contracts	—	(75,681)	—	(75,681)
Futures	(84,898)	—	—	(84,898)
Options Written
Call Options Written	(187)	—	—	(187)
Put Options Written	(2,344)	(123,255)	—	(125,599)

Total Liabilities	$(87,429)	$(262,646)	$—	$(350,075)

Total	$55,363	$74,199,245	$98,781	$74,353,389

There were no transfers between Levels 1, 2 or 3 during the six months ended April 30, 2018.

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

Fair Values of Derivative Instruments as of April 30, 2018:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument*^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$192,793
Foreign exchange contracts	Receivables	149,092
Credit contracts	Receivables	13,122

Total		$355,007

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(274,073)
Foreign exchange contracts	Payables	(75,681)
Credit contracts	Payables	(321)

Total		$(350,075)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(3,979)	$(76,807)	$—	$231,091	$150,305
Foreign exchange contracts	10,033	—	(230,136)	—	(220,103)
Credit contracts	—	—	—	(13,001)	(13,001)

Total	$6,054	$(76,807)	$(230,136)	$218,090	$(82,799)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(63,631)	$(44,695)	$—	$85,435	$(22,891)
Foreign exchange contracts	387	—	54,405	—	54,792
Credit contracts	—	—	—	13,025	13,025

Total	$(63,244)	$(44,695)	$54,405	$98,460	$44,926

*	Includes cumulative appreciation / depreciation of futures contracts and centrally cleared swaps as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

^ The Fund held options, forward foreign currency, futures, swap and swaption contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Fund held forward foreign currency contracts with an average settlement value of approximately $11,004,000, options with an average notional balance of approximately $127,000, swaps with an average notional balance of approximately $29,923,000 and futures contracts with an average notional balance of approximately $12,457,000 during the six months ended April 30, 2018.

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas SA	1.87%	4/19/2018	5/2/2018	$(289,875)	$(289,870)
BNP Paribas SA	1.86	4/25/2018	5/2/2018	(1,178,250)	(1,178,246)
BNP Paribas SA	1.88	4/30/2018	5/1/2018	(192,938)	(192,937)

					$(1,661,053)

(1)	The average amount of borrowings while outstanding for 95 days during the six months ended April 30, 2018, was approximately $695,000 at a weighted average interest rate of 1.87%.
(2)	Payable for sale-buyback transactions includes $(10) of deferred price drop on sale-buyback transactions.

The following is a summary by counterparty of Borrowings and Other Financial Transactions and collateral (received)/pledged as of April 30, 2018:

Counterparty	Payable for Sale-Buyback Transactions	Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas SA	$(1,661,053)	$1,661,112	$59

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

	April 30, 2018
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$—	$—	$—	$—
U.S. Treasury Notes	—	1,661,053	—	—	1,661,053
Foreign Governments	—	—	—	—	—

Total Borrowings	$—	$1,661,053	$—	$—	$1,661,053

Gross amount of recognized liabilities for sale-buybacks					$1,661,053

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of April 30, 2018:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$112,362	$(112,362)	$—	$—
Credit Suisse	50,844	(16,988)	—	33,856
Deutsche Bank AG	29,094	(15,594)	—	13,500
Goldman Sachs	1,740	—	—	1,740
JPMorgan Chase Bank	26,111	(7,547)	—	18,564

Total	$220,151	$(152,491)	$—	$67,660

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2018 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$158,807	$(112,362)	$—	$46,445
Credit Suisse	16,988	(16,988)	—	—
Deutsche Bank AG	15,594	(15,594)	—	—
JPMorgan Chase Bank	7,547	(7,547)	—	—

Total	$198,936	$(152,491)	$—	$46,445

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended April 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$26,803,491
Long-term U.S. government debt securities	6,925,432

$33,728,923

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$18,791,001
Long-term U.S. government debt securities	6,432,054

$25,223,055

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,006,510
Aggregate gross unrealized depreciation	(1,419,459)

Net unrealized appreciation	$587,051

Federal income tax cost of investments in securities and derivative instruments, if applicable	$74,171,796

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $73,787,706)	$74,407,511
Cash	1,155,828
Foreign cash (Cost $113,792)	111,587
Cash held as collateral at broker for swaps	400,000
Cash held as collateral at broker for futures	66,000
Receivable for forward commitments	3,600,422
Dividends, interest and other receivables	358,583
Receivable for securities sold	349,619
Unrealized appreciation on forward foreign currency contracts	149,092
Due from Custodian	88,512
Due from broker for futures variation margin	27,251
Prepaid registration and filing fees	17,049
Market value on OTC swap contracts (Premiums received $5,322)	2,478
Other assets	1,396

Total assets	80,735,328

LIABILITIES
Payable for forward commitments	8,182,645
Payable for sale-buyback financing transactions	1,661,053
Payable for securities purchased	438,803
Options written, at value (Premiums received $77,880)	125,786
Dividends and distributions payable	110,538
Unrealized depreciation on forward foreign currency contracts	75,681
Investment advisory fees payable	21,317
Administrative fees payable	8,651
Variation Margin on Centrally Cleared Swaps	7,337
Transfer agent fees payable	5,356
Market value on OTC swap contracts (Premiums received $8,346)	4,141
Trustees’ fees payable	531
Payable for Fund shares redeemed	485
Distribution fees payable – Class R	41
Distribution fees payable – Class A	21
Accrued expenses	94,093

Total liabilities	10,736,479

NET ASSETS	$69,998,849

Net assets were comprised of:
Paid in capital	$70,002,940
Accumulated undistributed net investment income (loss)	(111,425)
Accumulated undistributed net realized gain (loss)	(532,137)
Net unrealized appreciation (depreciation)	639,471

Net assets	$69,998,849

Class A
Net asset value and redemption price per share, $101,399 / 10,319 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.83
Maximum sales charge (4.50% of offering price)	0.46

Maximum offering price per share	$10.29

Class I
Net asset value and redemption price per share, $69,799,172 / 7,097,164 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.83

Class R
Net asset value and redemption price per share, $98,278 / 10,011 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.82

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$1,253,050
Dividends	666

Total income	1,253,716

EXPENSES
Investment advisory fees	280,200
Professional fees	79,418
Administrative fees	52,538
Printing and mailing expenses	21,069
Registration and filing fees	18,414
Transfer agent fees	13,998
Custodian fees	11,106
Interest expense	5,645
Trustees’ fees	3,810
Distribution fees – Class R	247
Distribution fees – Class A	133
Miscellaneous	32,846

Gross expenses	519,424
Less: Waiver from investment adviser	(163,203)

Net expenses	356,221

NET INVESTMENT INCOME (LOSS)	897,495

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	219,527
Futures contracts	(76,807)
Forward foreign currency contracts	(230,136)
Foreign currency transactions	(14,404)
Swaps	218,090
Options written	6,054

Net realized gain (loss)	122,324

Change in unrealized appreciation (depreciation) on:
Investments in securities	(1,008,324)
Futures contracts	(44,695)
Forward foreign currency contracts	54,405
Foreign currency translations	(2,906)
Swaps	98,460
Options written	(77,835)

Net change in unrealized appreciation (depreciation)	(980,895)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(858,571)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,924

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$897,495	$1,535,643
Net realized gain (loss)	122,324	1,132,345
Net change in unrealized appreciation (depreciation)	(980,895)	454,585

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	38,924	3,122,573

DIVIDENDS:
Dividends from net investment income
Class A	(3,122)	(2,049)
Class I	(2,111,231)	(1,461,459)
Class R	(2,754)	(1,658)

TOTAL DIVIDENDS	(2,117,107)	(1,465,166)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares issued in reinvestment of dividends [ 25 and 18 shares, respectively ]	247	185
Capital shares repurchased [ (710) and 0 shares, respectively ]	(7,010)	—

Total Class A transactions	(6,763)	185

Class I
Capital shares sold [ 89,994 and 24,214 shares, respectively ]	893,700	241,700
Capital shares issued in reinvestment of dividends [ 1,810 and 542 shares, respectively ]	17,929	5,431
Capital shares repurchased [ (9,338) and (16,969) shares, respectively ]	(93,458)	(167,959)

Total Class I transactions	818,171	79,172

Class R
Capital shares issued in reinvestment of dividends [ 1 and 0# shares, respectively ]	3	2

Total Class R transactions	3	2

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	811,411	79,359

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,266,772)	1,736,766
NET ASSETS:
Beginning of period	71,265,621	69,528,855

End of period (a)	$69,998,849	$71,265,621

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(111,425)	$1,108,187

# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,		July 6, 2015* to October 31, 2015
Class A		2017	2016
Net asset value, beginning of period	$10.12	$9.89	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.19	0.16	0.01
Net realized and unrealized gain (loss)	(0.11)	0.23	0.17	(0.16)

Total from investment operations	— #	0.42	0.33	(0.15)

Less distributions:
Dividends from net investment income	(0.29)	(0.19)	(0.10)	(0.03)
Return of capital	—	—	(0.16)	—

Total dividends and distributions	(0.29)	(0.19)	(0.26)	(0.03)

Net asset value, end of period	$9.83	$10.12	$9.89	$9.82

Total return (b)	(0.03)%	4.25%	3.39%	(1.54)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$101	$111	$109	$98
Ratio of expenses to average net assets:
After waivers (a)(f)	1.27%**	1.30%	1.40%	1.40%
Before waivers (a)(f)	1.73%**	1.76%	1.84%	1.62%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.31%	1.93%	1.68%	0.37	%(l)
Before waivers (a)(f)	1.84%	1.48%	1.24%	0.15	%(l)
Portfolio turnover rate (z)^	39%	117%	152%	77%

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,		July 6, 2015* to October 31, 2015
Class I		2017	2016
Net asset value, beginning of period	$10.13	$9.89	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.22	0.19	0.02
Net realized and unrealized gain (loss)	(0.13)	0.23	0.16	(0.17)

Total from investment operations	— #	0.45	0.35	(0.15)

Less distributions:
Dividends from net investment income	(0.30)	(0.21)	(0.11)	(0.03)
Return of capital	—	—	(0.17)	—

Total dividends and distributions	(0.30)	(0.21)	(0.28)	(0.03)

Net asset value, end of period	$9.83	$10.13	$9.89	$9.82

Total return (b)	(0.01)%	4.58%	3.63%	(1.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$69,799	$71,053	$69,321	$68,572
Ratio of expenses to average net assets:
After waivers (a)(f)	1.02%**	1.05%	1.15%	1.15%
Before waivers (a)(f)	1.48%**	1.51%	1.58%	1.36%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.56%	2.18%	1.92%	0.68	%(l)
Before waivers (a)(f)	2.10%	1.73%	1.49%	0.47	%(l)
Portfolio turnover rate (z)^	39%	117%	152%	77%

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,		July 6, 2015* to October 31, 2015
Class R		2017	2016
Net asset value, beginning of period	$10.11	$9.88	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.17	0.14	—	#
Net realized and unrealized gain (loss)	(0.11)	0.23	0.15	(0.16)

Total from investment operations	(0.01)	0.40	0.29	(0.16)

Less distributions:
Dividends from net investment income	(0.28)	(0.17)	(0.09)	(0.02)
Return of capital	—	—	(0.14)	—

Total dividends and distributions	(0.28)	(0.17)	(0.23)	(0.02)

Net asset value, end of period	$9.82	$10.11	$9.88	$9.82

Total return (b)	(0.15)%	4.04%	3.05%	(1.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$98	$101	$99	$98
Ratio of expenses to average net assets:
After waivers (a)(f)	1.52%**	1.55%	1.65%	1.65%
Before waivers (a)(f)	1.98%**	2.01%	2.08%	1.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.06%	1.68%	1.42%	0.12	%(l)
Before waivers (a)(f)	1.60%	1.23%	0.99%	(0.11	)%(l)
Portfolio turnover rate (z)^	39%	117%	152%	77%
*	Commencement of Operations.
**	Includes Interest Expense of 0.02%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2018 (Unaudited)

Note 1	Organization and Significant Accounting Policies

1290 Funds (the “Trust”) was organized as a Delaware statutory trust on March 1, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with eighteen diversified funds in operation (each, a “Fund” and collectively, the “Funds”). The investment adviser to each Fund is AXA Equitable Funds Management Group, LLC d/b/a 1290 Asset Managers® (“1290 Asset Managers” or “FMG LLC” or the “Adviser”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

The total amount of seed capital at the Funds’ commencement of operations is listed below:

Funds:	Commencement Date	Class	Seed Capital
1290 Low Volatility Global Equity	2/27/17	Class I	$2,500,000
1290 Retirement 2020	2/27/17	Class I	2,500,000
1290 Retirement 2025	2/27/17	Class I	2,500,000
1290 Retirement 2030	2/27/17	Class I	2,500,000
1290 Retirement 2035	2/27/17	Class I	2,500,000
1290 Retirement 2040	2/27/17	Class I	2,500,000
1290 Retirement 2045	2/27/17	Class I	2,500,000
1290 Retirement 2050	2/27/17	Class I	2,500,000
1290 Retirement 2055	2/27/17	Class I	2,500,000
1290 Retirement 2060	2/27/17	Class I	2,500,000

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

Each of the investment sub-advisers (each a “Sub-Adviser”) independently chooses and maintains a portfolio of securities for their respective Fund.

The 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund, 1290 Retirement 2055 Fund and the 1290 Retirement 2060 Fund (each, a “1290 Retirement Fund” and together, the “1290 Retirement Funds”) as well as 1290 Multi- Alternative Strategies Fund and 1290 Low Volatility Global Equity Fund are types of mutual funds often described as “fund-of-funds.” These Funds pursue their investment objectives by investing exclusively in other unaffiliated investment companies or exchange-traded funds (“ETFs”).

The Trust has authorized four classes of shares, Class A, Class I, Class R and Class T on behalf of each of the eighteen Funds. Class T shares currently are not offered for sale. Additionally, 1290 Low Volatility Global Equity Fund and each 1290 Retirement Fund currently only offer Class I shares for sale.

The Class A, Class R and Class T shares are subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple-class distribution system, all four classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan.

Additionally, Class A shares are sold at a maximum front-end sales charge of up to 4.50% for 1290 Convertible Securities Fund, 1290 High Yield Bond Fund and 1290 Unconstrained

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

Bond Managers Fund, and up to 5.50% for 1290 DoubleLine Dynamic Allocation Fund, 1290 GAMCO Small/Mid Cap Value Fund, 1290 Global Talents Fund, 1290 Low Volatility Global Equity Fund, 1290 Multi-Alternative Strategies Fund, 1290 SmartBeta Equity Fund and each 1290 Retirement Fund. Class A shares sold without a front-end sales charge are subject to a contingent deferred sales charge (“CDSC”) of 1% of the lesser of the original net asset value (“NAV”) of the redeemed shares at the time of purchase or the aggregate NAV of the redeemed shares at the time of redemption, if redeemed within 12 months of purchase. Class T shares are subject to a maximum front-end sales charge of up to 2.50%.

The investment objectives of each Fund are as follows:

1290 Convertible Securities Fund (sub-advised by Palisade Capital Management, L.L.C.) — Seeks a high level of total return.

1290 DoubleLine Dynamic Allocation Fund (sub-advised by DoubleLine Capital LP) — Seeks to achieve total return from long-term capital appreciation and income.

1290 GAMCO Small/Mid Cap Value Fund (sub-advised by GAMCO Asset Management Inc.) — Seeks to maximize capital appreciation.

1290 Global Talents Fund (sub-advised by AXA Investment Managers, Inc. (“AXA IM”), an affiliate of 1290 Asset Managers) — Seeks to provide long-term capital growth.

1290 High Yield Bond Fund (sub-advised by AXA IM) — Seeks to maximize current income.

1290 Low Volatility Global Equity Fund — Seeks long-term capital appreciation while managing portfolio volatility.

1290 Multi-Alternative Strategies Fund — Seeks long-term growth of capital.

1290 Retirement 2020 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 Retirement 2025 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 Retirement 2030 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 Retirement 2035 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 Retirement 2040 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 Retirement 2045 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 Retirement 2050 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 Retirement 2055 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 Retirement 2060 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 SmartBeta Equity Fund (sub-advised by AXA Rosenberg Investment Management LLC, an affiliate of 1290 Asset Managers) — Seeks to achieve long-term capital appreciation.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

1290 Unconstrained Bond Managers Fund (sub-advised by Pacific Investment Management Company LLC and TCW Investment Management Company LLC) — Seeks to achieve maximum current income and total return over a full market cycle through opportunistic sector allocation.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

Corporate and Municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are valued at a bid price estimated by a broker.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Fund are generally valued at the NAV of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Centrally cleared swaps are priced using the value determined by the central counterparty (“CCP”) at the end of the day. If the CCP price is unavailable, a price provided by an approved pricing service will be used.

Swaptions are marked-to-market daily based upon values from third party vendors.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. Dollars without the delivery of foreign currency.

During the six months ended April 30, 2018, the 1290 Global Talents Fund and 1290 Unconstrained Bond Managers Fund held forward foreign currency contracts to either gain exposure to certain currencies, or enter into an economic hedge against changes in the values of securities held in the Fund, that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Fund reflects realized gains or losses, if any, in forward currency transactions and unrealized gains or losses in forward foreign currency transactions. Further information on the impact of these positions on the Funds’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Fund.

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Funds. The Board has delegated the responsibility of calculating the NAVs of each of the Trust’s Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub- administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”),

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of April 30, 2018, is included in the Portfolio of Investments per each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Funds’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Fund. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements and any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Adviser deems that the particular event or circumstance would materially affect

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

such Fund’s NAV. The value and percentage, based on Total Investments in Securities, of the investments that applied these procedures on April 30, 2018 are as follows:

Funds:	Market Value	Percentage of Total Investments
1290 GAMCO Small/Mid Cap Value	$1,010,585	2.6%
1290 Global Talents	10,752,772	38.4
1290 SmartBeta Equity	5,326,125	34.0

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Fund is informed of the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Allocation of Expenses and Income:

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class-specific basis.

Offering costs incurred in connection with the offering of shares of a Fund will be amortized and recorded as an expense on a straight line basis over 12 months from the date of the Fund’s commencement of public offering of shares.

Offering costs incurred during the year ended October 31, 2017 by the Funds shown below were:

Funds:	Offering Costs
1290 Low Volatility Global Equity	$8,183
1290 Retirement 2020	10,271
1290 Retirement 2025	10,333
1290 Retirement 2030	10,334
1290 Retirement 2035	10,355
1290 Retirement 2040	10,406
1290 Retirement 2045	10,346
1290 Retirement 2050	10,333
1290 Retirement 2055	10,340
1290 Retirement 2060	10,403

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

For the six months ended April 30, 2018, the amounts amortized were as following:

Funds:	Offering Costs
1290 Low Volatility Global Equity	$2,668
1290 Retirement 2020	3,349
1290 Retirement 2025	3,369
1290 Retirement 2030	3,370
1290 Retirement 2035	3,376
1290 Retirement 2040	3,393
1290 Retirement 2045	3,374
1290 Retirement 2050	3,369
1290 Retirement 2055	3,371
1290 Retirement 2060	3,392

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal, State and local income tax provisions are required.

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended October 31, 2017, the Funds did not incur any interest or penalties. Each of the tax years in the three year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

Dividends from net investment income, if any, are declared and distributed at least annually for all Funds (1290 Convertible Securities Fund, 1290 High Yield Bond Fund and 1290 Unconstrained Bond Managers Fund declare and distribute monthly). Dividends to shareholders of a Fund to which such gains are attributable from net realized short-term and long-term capital gains are declared and distributed at least annually. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31st and within the taxable year are deemed to arise on the first business day of a Fund’s next taxable year. The tax character of distributions for the years ended October 31, 2017 and October 31, 2016 and the tax composition of undistributed ordinary income and undistributed long term gains at October 31, 2017 are presented in the following table. For the Funds, the cumulative timing differences related to the tax composition of undistributed ordinary income and long term gains are primarily due to capital loss carryforwards (1290 High Yield Bond Fund and 1290 Unconstrained Bond Managers Fund).

	Year Ended October 31, 2017		As of October 31, 2017		Year Ended October 31, 2016
Funds:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
1290 Convertible Securities	$551,719	$—	$273,831	$232,318	$423,202	$—
1290 DoubleLine Dynamic Allocation	1,429,740	1,542	1,404,530	2,763,921	—	—
1290 GAMCO Small/Mid Cap Value	85,954	59,267	336,941	240,698	125,312	448
1290 Global Talents	91,424	—	29,669	—	—	—
1290 High Yield Bond	1,657,498	—	—	—	2,047,010	—
1290 Low Volatility Global Equity	—	—	31,156	—	—	—
1290 Multi-Alternative Strategies	77,890	6,435	—	66,693	57,243	—
1290 Retirement 2020	—	—	32,956	2	—	—
1290 Retirement 2025	—	—	32,196	—	—	—
1290 Retirement 2030	—	—	29,601	—	—	—
1290 Retirement 2035	—	—	29,384	—	—	—
1290 Retirement 2040	—	—	29,184	—	—	—
1290 Retirement 2045	—	—	29,005	—	—	—
1290 Retirement 2050	—	—	28,805	—	—	—
1290 Retirement 2055	—	—	28,620	—	—	—
1290 Retirement 2060	—	—	28,579	—	—	—
1290 SmartBeta Equity	151,006	—	257,775	159,306	153,198	—
1290 Unconstrained Bond Managers	1,465,166	—	1,281,866	—	776,549	—

The following Fund had a Return of Capital during the year ended October 31, 2017:

Fund:	Return of Capital
1290 High Yield Bond	$17,878

Additionally, the following Funds had a Return of Capital during the year ended October 31, 2016:

Funds:	Return of Capital
1290 High Yield Bond	$17,144
1290 Multi-Alternative Strategies	28,089
1290 Unconstrained Bond Managers	1,185,296

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Funds may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. The following Funds have capital losses incurred that will be carried forward under the provisions of the RIC Mod Act as follows:

	Utilized		Losses Carried Forward
Funds:	Short Term	Long Term	Short Term	Long Term
1290 Convertible Securities	$359,661	$—	$—	$—
1290 Global Talents	—	—	75,121	—
1290 High Yield Bond	21,298	—	712,913	1,499,001
1290 Multi-Alternative Strategies	73,941	72,576	—	—
1290 SmartBeta Equity	64,666	34,390	—	—
1290 Unconstrained Bond Managers	—	—	487,903	121,136

Sale-Buybacks:

The Funds may enter into financing transactions referred to as “sale-buybacks”. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Fund’s Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold; and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Fund’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Fund’s Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid to cover its obligations under sale-buyback transactions. In the event the net exposure for sale-buybacks and certain derivatives trades exceeds $250,000 (on a per counterparty basis) the Fund will post additional collateral. As of April 30, 2018, the 1290 Unconstrained Bond Managers Fund did not need to post additional collateral. The 1290 Unconstrained Bond Managers Fund had open sale-buybacks at April 30, 2018.

Accounting for Derivative Instruments:

Following is a description of how and why the Funds use derivative instruments, the type of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statements of Operations. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Fund’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian for current or potential derivative holdings as necessary throughout the year.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

Options:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of purchase) of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Funds may purchase put options on securities to increase the Fund’s total investment return or to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its Fund without actually selling the security. In addition, the Funds will continue to receive interest or dividend income on the security. The Funds may also purchase call options on securities to protect against substantial increases in prices of securities that Funds intend to purchase pending their ability to invest in an orderly manner in those securities. The Funds may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Contracts:

The futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Funds are rights to buy, or sell a futures contract for a set price in the future. Certain Funds buy or sell futures contracts for the purpose of protecting their Fund securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Fund’s credit risk is limited to failure of the exchange or board of trade.

A Fund may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”). Funds may designate the segregation, either on

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Funds that is greater than if the Funds had engaged solely in transactions that settle in the customary time.

The Funds may be exposed to foreign currency risks associated with Fund investments. During the reporting period, the Funds entered into certain forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge or otherwise manage these exposures. Unrealized gains or losses on forward foreign currency contracts are recorded by the Funds on a daily basis and realized gains or losses are recorded on the settlement date of a contract.

A Fund may purchase foreign currency on a spot (or cash) basis. In addition, a Fund may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market”. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statements of Operations of the Funds. The Sub-Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds also buy forward foreign currency contracts to gain exposure to currencies. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swaps are marked-to-market daily based upon values from third party vendors, which may include a clearing counterparty, registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Committee. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. There is potential for swaps to be illiquid. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statement of Operations.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

Currency swaps involve the exchange by one party with another party of a series of payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, a Fund may enter into currency swaps that involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” is intended to ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Fund. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s senior security and borrowing restrictions.

In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), the Fund may value the credit default swap at its notional amount in applying certain of the Fund’s investment policies and restrictions, but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

Collateral:

Collateral on OTC derivatives and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by a Fund is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Fund; securities posted by a Fund are so noted in the accompanying Portfolio of Investments; both remain in the Fund’s assets. Collateral pledged by counterparties is not included in the Fund’s assets because the Fund does not obtain effective control over those assets. For OTC derivatives, collateral posted or received by the Fund is held in a segregated account at the respective counterparty or Fund’s custodian. As of April 30, 2018, no collateral was pledged by counterparties to 1290 DoubleLine Dynamic Allocation Fund for OTC derivatives.

Market and Credit Risk:

A Fund’s investments in financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, forward commitments and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline, the value of certain fixed-income securities held by a Fund generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Fund generally decreases. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e. yield) movements. As of April 30, 2018, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. A Fund is subject to greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Fund.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns.

Forward commitments and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Fund may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security.

The market values of the Fund’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a financial derivatives contract, repurchase agreement or a loan of portfolio securities or other transactions, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Certain Funds may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV.

Because certain Funds invest in affiliated mutual funds, unaffiliated investment companies or ETFs, the Funds indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a Fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Fund to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Fund’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Fund’s investment in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Funds may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

Note 2	Agreements

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser supervises the investment program for each Fund in accordance with each Fund’s investment objectives, policies and restrictions. The Adviser is paid a fee for these services. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets, at an annual rate of:

Funds:	Management Fees
1290 Retirement 2020	0.500% of average daily net assets
1290 Retirement 2025	0.500% of average daily net assets
1290 Retirement 2030	0.500% of average daily net assets
1290 Retirement 2035	0.500% of average daily net assets
1290 Retirement 2040	0.500% of average daily net assets
1290 Retirement 2045	0.500% of average daily net assets
1290 Retirement 2050	0.500% of average daily net assets
1290 Retirement 2055	0.500% of average daily net assets
1290 Retirement 2060	0.500% of average daily net assets

	(as a percentage of average daily net assets)
Funds:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
1290 DoubleLine Dynamic Allocation	0.750%	0.700%	0.675%	0.650%	0.625%
1290 GAMCO Small/Mid Cap Value	0.750	0.700	0.675	0.650	0.625
1290 Global Talents	0.800	0.750	0.725	0.700	0.675
1290 SmartBeta Equity	0.700	0.650	0.625	0.600	0.575

	(as a percentage of average daily net assets)
	First	Next	Next
Funds:	$4 Billion	$4 Billion	$2 Billion	Thereafter
1290 Multi-Alternative Strategies	0.500%	0.490%	0.480%	0.470%
1290 Low Volatility Global Equity	0.500	0.490	0.480	0.470

	(as a percentage of average daily net assets)
Funds:	First $4 Billion	Next $4 Billion	Thereafter
1290 Convertible Securities	0.700%	0.680%	0.660%
1290 High Yield Bond	0.600	0.580	0.560
1290 Unconstrained Bond Managers	0.800	0.780	0.760

On behalf of the Trust, the Adviser has entered into an investment sub-advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of providing investment sub-advisory services to the Funds, including the fees of the Sub-Advisers of each Fund.

In addition to the advisory fee, each Fund pays the Administrator its proportionate share of an asset-based administration fee, which is equal to an annual rate of the greater of 0.15% of each Fund’s average daily net assets, or $30,000 per Fund (or $30,000 for each allocated portion (or sleeve) of a Fund, as applicable). The Administrator has contracted with the Sub-Administrator to provide, pursuant to a sub-administration agreement, the Funds with certain administrative services, including monitoring of Fund compliance and Fund accounting services.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

The Trust, on behalf of the Funds, has entered into a distribution agreement (the “Distribution Agreement”) with ALPS Distributors, Inc. (“ALPS” or the “Distributor”), under which ALPS serves as Distributor for each Fund’s Class A, Class I, Class R and Class T shares. The Board has approved Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for Class A, Class R and Class T shares for each Fund. Pursuant to the Distribution Plans, the Funds will pay the Distributor annual fees at the following rates:

Share Class:	Distribution Fee and/or Service Fee (as a % of average daily net assets attributable to the class)
Class A	0.25%
Class R	0.50
Class T*	0.25

*	The Distribution Fees for Class T shares are currently being waived. This waiver is voluntary and could be eliminated at any time.

The Trust, on behalf of the Funds, has entered into a Transfer Agency and Service Agreement (the “Transfer Agency Agreement”) with DST Asset Manager Solutions, Inc. (“DST”). Pursuant to the Transfer Agency Agreement, DST is responsible for, among other things, the issuance, transfer and redemption of shares, the opening and maintenance of shareholder accounts, the handling of certain communications between shareholders and the Trust, and the payment of dividends and distributions payable by the Funds. Under the Transfer Agency Agreement, DST receives a monthly fee comprised of a fixed base fee plus a fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month.

The Trust has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Fund securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Fund’s account, cash, securities and other assets of the Funds. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Fund securities purchased outside the United States are maintained in the custody of these entities. At period end, certain of the Funds maintained a significant cash balance with the Custodian or its affiliates. These balances are presented as cash on each Fund’s Statement of Assets and Liabilities.

The Trust, on behalf of the Funds, has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with 1290 Asset Managers whereby 1290 Asset Managers has contractually agreed to waive fees and/or reduce its fees to the extent that the aggregate expenses incurred by a Fund in any fiscal year, including but not limited to offering costs and investment advisory fees of the Adviser (but excluding interest, taxes, brokerage commissions, fees and expenses of other investment companies in which a Fund invests, other expenditures that are capitalized in accordance with generally accepted accounting principles (other than offering costs), other extraordinary expenses not incurred in the ordinary course of such Fund’s business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) (“Fund Operating Expenses”), exceed the Maximum Annual Operating Expense Limit of:

	Total Expense Limited to (% of daily net assets)
Funds:	Class A	Class I	Class R	Class T
1290 Convertible Securities	1.05%	1.05%	1.05%	1.05%
1290 DoubleLine Dynamic Allocation	1.00	1.00	1.00	1.00
1290 GAMCO Small/Mid Cap Value	1.00	1.00	1.00	1.00
1290 Global Talents	1.00	1.00	1.00	1.00
1290 High Yield Bond	0.80	0.80	0.80	0.80

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

	Total Expense Limited to (% of daily net assets)
Funds:	Class A	Class I	Class R	Class T
1290 Low Volatility Global Equity*	0.65%	0.65%	0.65%	0.65%
1290 Multi-Alternative Strategies*	1.40	1.40	1.40	1.40
1290 Retirement 2020*	0.65	0.65	0.65	0.65
1290 Retirement 2025*	0.65	0.65	0.65	0.65
1290 Retirement 2030*	0.65	0.65	0.65	0.65
1290 Retirement 2035*	0.65	0.65	0.65	0.65
1290 Retirement 2040*	0.65	0.65	0.65	0.65
1290 Retirement 2045*	0.65	0.65	0.65	0.65
1290 Retirement 2050*	0.65	0.65	0.65	0.65
1290 Retirement 2055*	0.65	0.65	0.65	0.65
1290 Retirement 2060*	0.65	0.65	0.65	0.65
1290 SmartBeta Equity	0.90	0.90	0.90	0.90
1290 Unconstrained Bond Managers	1.00	1.00	1.00	1.00

*	Includes fees and expenses of other investment companies in which the Fund invests.

1290 Asset Managers first waives its advisory fees, then waives its administration fees, and then reimburses the Fund’s expenses out of its own resources. Each Fund may at a later date reimburse to 1290 Asset Managers the advisory fees waived or other expenses assumed and paid for by 1290 Asset Managers pursuant to the Expense Limitation Agreement within three years of payments or waivers being recorded, provided such Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Fund to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Fund will be made unless: (i) the Fund’s total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Board. Any reimbursement, called recoupment fees on the Statement of Operations of the Fund, will be based on the earliest fees waived or assumed by 1290 Asset Managers. During the six months ended April 30, 2018, the Funds did not incur recoupment fees. At April 30, 2018, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible Through				Total Eligible For Reimbursement
Funds:	2018	2019	2020	2021
1290 Convertible Securities	$79,383	$181,764	$163,842	$75,210	$500,199
1290 DoubleLine Dynamic Allocation	—	206,816	282,307	125,122	614,245
1290 GAMCO Small/Mid Cap Value	256,568	170,475	198,074	102,672	727,789
1290 Global Talents	—	124,531	198,217	93,418	416,166
1290 High Yield Bond	398,213	190,254	227,000	117,875	933,342
1290 Low Volatility Global Equity	—	—	93,099	56,351	149,450
1290 Multi-Alternative Strategies	67,806	167,229	163,049	68,053	466,137
1290 Retirement 2020	—	—	96,299	53,247	149,546
1290 Retirement 2025	—	—	96,317	53,288	149,605
1290 Retirement 2030	—	—	95,969	53,323	149,292
1290 Retirement 2035	—	—	96,339	53,399	149,738
1290 Retirement 2040	—	—	96,423	53,485	149,908
1290 Retirement 2045	—	—	97,023	53,898	150,921
1290 Retirement 2050	—	—	96,472	53,592	150,064
1290 Retirement 2055	—	—	96,529	53,860	150,389
1290 Retirement 2060	—	—	96,563	53,754	150,317
1290 SmartBeta Equity	283,924	150,945	198,111	98,501	731,481
1290 Unconstrained Bond Managers	80,587	294,316	311,753	163,203	849,859

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

During the six months ended April 30, 2018, the Distributor voluntarily waived distribution fees for the Funds’ Class T shares. These amounts as follows are not eligible for recoupment:

Funds:	Voluntary Waivers
1290 GAMCO Small/Mid Cap Value	$164
1290 High Yield Bond	163
1290 SmartBeta Equity	158

During the six months ended April 30, 2018, DoubleLine Capital LP reimbursed 1290 DoubleLine Dynamic Allocation Fund $11,995 of investment management fees from the DoubleLine Floating Rate Fund and the DoubleLine Global Bond Fund, which are underlying investments in this Fund. This reimbursement is not eligible for recoupment.

Note 3	Sales Charges

The Distributor receives sales charges on the Funds’ Class A and Class T shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of the Funds’ Class A shares. The Distributor has advised the Funds that for the six months ended April 30, 2018, the proceeds retained from sales and redemptions are as follows:

	Class A		Class T
Funds:	Front End Sales Charge	Contingent Deferred Sales Charge	Front End Sales Charge
1290 Convertible Securities	$919	$—	$—
1290 DoubleLine Dynamic Allocation	19,995	—	—
1290 GAMCO Small/Mid Cap Value	39,443	—	—
1290 Global Talents	13,290	—	—
1290 High Yield Bond	12,310	—	—
1290 Multi-Alternative Strategies	5,920	—	—
1290 SmartBeta Equity	10,088	—	—

Sales loads and contingent deferred sales charges imposed on purchases and redemptions of Fund shares are retained by the Trust’s Distributors and do not represent expenses or income of the Funds.

Note 4	Percentage of Ownership by Affiliates

At April 30, 2018, 1290 Asset Managers held investments in each of the Funds as follows:

Funds:	Percentage of Ownership
1290 Convertible Securities	92%
1290 DoubleLine Dynamic Allocation	90
1290 GAMCO Small/Mid Cap Value	8
1290 Global Talents	94
1290 High Yield Bond	83
1290 Low Volatility Global Equity	95
1290 Multi-Alternative Strategies	55
1290 Retirement 2020	100
1290 Retirement 2025	100
1290 Retirement 2030	100
1290 Retirement 2035	100
1290 Retirement 2040	100
1290 Retirement 2045	100
1290 Retirement 2050	100

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

Funds:	Percentage of Ownership
1290 Retirement 2055	100%
1290 Retirement 2060	100
1290 SmartBeta Equity	76
1290 Unconstrained Bond Managers	98

Note 5	Subsequent Events

The Adviser evaluated subsequent events from April 30, 2018, the date of these financial statements, through the date these financial statements were issued. The subsequent events include the following:

At the April 11-12, 2018 regular meeting of the Board of Trustees (the “Board”) of the Trust, the Board approved certain changes to the 1290 Unconstrained Bond Manager Fund (the “Fund”), including: i) changing the Fund’s name to 1290 Diversified Bond Fund; and ii) changes to the Fund’s investment objective, principal investment strategy and related principal risks (together, the “Fund Restructuring”). The Fund Restructuring will become effective on or about June 15, 2018. In connection with the Fund Restructuring, the Board also approved: (i) a new Investment Management Agreement (“New Management Agreement”) between FMG LLC and the Trust, including a reduction in management fee; (ii) a new expense limitation agreement between FMG LLC and the Trust; and (iii) a new Investment Sub-Advisory Agreement between FMG LLC and Brandywine Global Investment Management LLC.

On June 8, 2018, FMG LLC contributed seed capital into the 1290 GAMCO Small/Mid Cap Value Fund in the amount of $20,000,000. Also on June 8, 2018 FMG LLC redeemed seed capital out of the 1290 Unconstrained Bond Managers Fund in the amount of $20,000,000.

On or about June 15, 2018, Brandywine Global Investment Management, LLC became the sole Sub-Adviser for the 1290 Unconstrained Bond Managers Fund, replacing Pacific Investment Management LLC and TCW Investment Management Company LLC as Sub-Adviser to the 1290 Unconstrained Bond Managers Fund.

Note 6	Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court of the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation’’). The lawsuit was filed derivatively on behalf of eight Portfolios of EQ Advisors Trust (a separate Trust) advised by the Adviser. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to the Adviser and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In October 2011, the Adviser and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief and in December 2011, the Defendants filed a motion to dismiss the Amended Complaint. In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint.

In January 2013, a second lawsuit against the Adviser was filed in the United States District Court for the District of New Jersey by a group of Plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of certain Portfolios of EQ Advisors Trust advised by the Adviser. The Sanford Litigation does not involve any of the Funds. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties agreed to consolidate the two lawsuits.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Concluded)

April 30, 2018 (Unaudited)

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to the Adviser in its capacity as the Administrator of EQ Advisors Trust (a separate Trust). The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees. In January 2015, Plaintiffs and Defendants filed motions for summary judgment and other pre-trial motions, which were denied by the Court in August 2015.

The non-jury trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments occurred in June 2016 following post-trial briefing. On August 25, 2016, the Court issued its decision in favor of the Adviser and AXA Equitable, finding that the Plaintiffs had failed to meet their burden to demonstrate that the Adviser and AXA Equitable breached their fiduciary duty in violation of Section 36(b) or show any actual damages. In September 2016, the Plaintiffs filed a motion to amend the trial opinion and to amend or make new findings of fact and/or conclusions of law, which was denied by the Court in December 2016. In December 2016, Plaintiffs filed a notice to appeal the Court’s decision to the United States Court of Appeals for the Third Circuit.

None of the Funds within the Trust are a party to the Sivolella or Sanford Litigations and any potential damages would be the responsibility of the Defendants. Therefore, no liability for litigation relating to these matters has been accrued in the financial statements of the Funds.

1290 FUNDS

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVAL

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT AND AMENDED INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At a meeting held on April 11-12, 2018, the Board of Trustees (the “Board”) of 1290 Funds (the “Trust”), including those Trustees who are not parties to the Sub-Advisory Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved a new Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between AXA Equitable Funds Management Group, LLC (d/b/a 1290 Asset Managers®) (“1290 Asset Managers” or the “Adviser”), which serves as the Trust’s investment adviser, and Brandywine Global Investment Management, LLC (“Brandywine Global” or the “Sub-Adviser”) with respect to 1290 Unconstrained Bond Managers Fund (the “Fund”). In connection with its approval of the Sub-Advisory Agreement, the Board also approved the Adviser’s proposed restructuring of the Fund, involving (i) changes to the Fund’s investment objective, policies and strategy, performance benchmark, and name, and (ii) changes to the Fund’s fee and expense structure. These changes, which are described in more detail below, together with the appointment of Brandywine Global as the sub-adviser to the Fund, collectively are referred to as the “Fund Restructuring.” Brandywine Global was allocated Fund assets effective on or about June 15, 2018, in connection with the replacement of the two former sub-advisers to the Fund.

The Board considered that, in connection with the Fund Restructuring, the Fund would change from a broad “unconstrained” fixed income investment strategy implemented under a multi-advised structure, to a more focused “core plus” fixed income strategy implemented under a single-advised structure. The Board noted that the proposed Fund Restructuring was based on the Adviser’s belief that the Fund would have better prospects for future growth as a restructured fund operating under a more simplified investment mandate implemented by a single sub-adviser. The Board also noted that, in connection with the Fund Restructuring, the Adviser would (i) change the Fund’s investment objective so that the Fund would seek to maximize total return consisting of income and capital appreciation, (ii) change the Fund’s performance benchmark to the Bloomberg Barclays U.S. Aggregate Bond Index, and (iii) change the Fund’s name to “1290 Diversified Bond Fund.” The Board further noted that the Adviser proposed these related changes because they reflect the investment mandate of the restructured Fund.

The Board also considered that, in connection with the Fund Restructuring, the Adviser would (i) amend its current Investment Advisory Agreement with the Trust with respect to the Fund to reflect a revised management fee schedule that would effectively lower the management fee payable by the Fund at all asset levels, and (ii) amend its contractual expense limitation arrangement with the Trust with respect to the Fund to reflect revised expense limits (or “fee caps”) for each class of shares of the Fund that are lower than the current expense limits. The Board noted the Adviser’s belief that (i) the revised management fee schedule is appropriate given the new investment mandate and single-advised structure, and (ii) the lower fees and expenses that could be achieved through the new investment mandate and single-advised structure would further enhance the Fund’s prospects for future growth. The Board also noted that, other than the revised management fee schedule, all the terms of the current Investment Advisory Agreement with respect to the Fund will remain the same under the amended Investment Advisory Agreement with respect to the restructured Fund. The Board determined that it did not need to consider certain factors that it typically considers during its review of investment advisory agreements because the Board had reviewed, among other matters, the nature, quality and extent of the overall services being provided to the Fund by the Adviser, and had approved the continuation of the current Investment Advisory Agreement with respect to the Fund, at a meeting held on July 18-20, 2017.

In reaching its decision to approve the Sub-Advisory Agreement, the Board considered the overall fairness of the Sub-Advisory Agreement and whether the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. The Board further considered all factors it deemed relevant with respect to the Fund and the Sub-Advisory Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Fund by the proposed Sub-Adviser; (2) comparative performance information; (3) the level of the proposed sub-advisory fee; (4) economies of scale that may be realized by the Fund; and (5) “fall out” benefits that may accrue to the proposed Sub-Adviser and its affiliates (i.e., indirect benefits that the

Sub-Adviser would not receive but for the existence of the Fund). In considering the Sub-Advisory Agreement, the Board did not identify any single factor or information as all-important or controlling, and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information prepared by the Adviser and the proposed Sub-Adviser, including memoranda and other materials addressing the factors set out above, which were provided to the Trustees prior to the meeting. The information provided to the Trustees described, among other things, the services to be provided by the proposed Sub-Adviser, as well as the proposed Sub-Adviser’s investment personnel, proposed sub-advisory fee, performance information, and other matters. The Board also took into account information provided to the Trustees at prior Board meetings. During the relevant meeting, the Trustees met with senior representatives of the Adviser to discuss the Sub-Advisory Agreement and the information provided. The Independent Trustees met in executive session during the meeting to review the information provided. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting and during their deliberations regarding the Sub-Advisory Agreement and also received from counsel materials addressing, among other things, the legal standards applicable to their consideration of the Sub-Advisory Agreement. In approving the Sub-Advisory Agreement, each Trustee, including the Independent Trustees, on the basis of their business judgment after review of all information, determined that the proposed sub-advisory fee was fair and reasonable and that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. Although the Board gave attention to all information provided, the following discusses some of the primary factors that the Board deemed relevant to its decision to approve the Sub-Advisory Agreement.

Nature, Quality and Extent of Services. The Board evaluated the nature, quality and extent of the overall services to be provided to the Fund and its shareholders by the proposed Sub-Adviser. In addition to the investment performance information discussed below, the Board considered the proposed Sub-Adviser’s responsibilities with respect to the Fund pursuant to the Sub-Advisory Agreement. The Board considered that the proposed Sub-Adviser, subject to the oversight of the Adviser, would be responsible for making investment decisions with respect to the Fund; placing with brokers or dealers orders for the purchase and sale of investments for the Fund; and performing certain related administrative functions. The Board also reviewed information regarding the proposed Sub-Adviser’s process for selecting investments for the Fund, as well as information regarding the qualifications and experience of the proposed Sub-Adviser’s portfolio managers who would provide services to the Fund. In this regard, the Board noted that, in connection with the Fund Restructuring, the investment strategy, philosophy and approach employed with respect to the Fund will change. The Board also considered information regarding the proposed Sub-Adviser’s procedures for executing portfolio transactions for the Fund and the proposed Sub-Adviser’s policies and procedures for selecting brokers and dealers and obtaining research from those brokers and dealers. In addition, the Board received information regarding the proposed Sub-Adviser’s trading experience and how the proposed Sub-Adviser would seek to achieve “best execution” on behalf of the Fund.

The Board also considered the Fund’s Chief Compliance Officer’s evaluation of Brandywine Global’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the proposed Sub-Adviser and reviewed information regarding the proposed Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Fund.

The Board also received and reviewed performance data relating to the proposed Sub-Adviser’s management of a composite account (i.e., all accounts that the proposed Sub-Adviser advises or sub-advises with investment objectives, policies and strategies similar to those proposed for the restructured Fund), as compared to an appropriate peer group and the performance benchmark proposed for the restructured Fund. The Board generally considered long-term performance to be more important than short-term performance. The Board noted that the proposed Sub-Adviser does not currently advise or sub-advise other funds with investment objectives, policies and strategies similar to those proposed for the restructured Fund. The Board also considered the proposed Sub-Adviser’s expertise, resources, proposed investment strategy, and personnel for advising the Fund.

Based on its review, the Board determined that the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser were appropriate for the Fund in light of its investment objective and, thus, supported a decision to approve the Sub-Advisory Agreement.

Expenses. With respect to the Sub-Advisory Agreement, the Board considered the proposed sub-advisory fee for the proposed Sub-Adviser in light of the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser. In this regard, the Board noted that the sub-advisory fee to be payable to Brandywine Global under the proposed Sub-Advisory Agreement is expected to be lower than the sub-advisory fees paid to the former sub-advisers under the previous investment sub-advisory agreements. In addition, the Board considered the relative levels of the sub-advisory fee to be paid to the proposed Sub-Adviser and the management fee to be retained by the Adviser in light of, among other factors, the services provided to the Fund by the Adviser and the proposed Sub-Adviser. In this regard the Board noted that, although the Adviser is proposing to amend its current Investment Advisory Agreement with the Trust with respect to the Fund to reflect a revised management fee schedule that would effectively lower the management fee payable by the Fund at all asset levels, the appointment of Brandywine Global is expected to have a positive impact on the Adviser’s advisory fee spread at the Fund’s current asset levels and at scale. The Board also considered the proposed sub-advisory fee in light of the fees that the proposed Sub-Adviser charges under other advisory agreements with other clients.

The Board further noted that the Adviser, and not the Fund, would pay the proposed Sub-Adviser and that the proposed sub-advisory fee was negotiated between the proposed Sub-Adviser and the Adviser. Moreover, the Board noted that the Adviser generally is aware of the fees charged by sub-advisers to other clients and that the Adviser believes that the fee agreed upon with the proposed Sub-Adviser is reasonable in light of the nature, quality and extent of the investment advisory services to be provided. Based on its review, the Board determined that the proposed sub-advisory fee is fair and reasonable.

With respect to the Investment Advisory Agreement, the Board considered that, based on the fee and expense reductions described above, Fund shareholders were expected to experience a 50 basis point reduction in the Fund’s total expense ratios. The Board also noted that, like the current management fee schedule, the revised management fee schedule includes breakpoints that would reduce the management fee rate as Fund assets increase above certain levels and that any such further reduction in the Fund’s management fee rate would result in corresponding further reductions in the Fund’s total expense ratio. The Board also noted that, to the extent that the Adviser waives fees pursuant to the amended expense limitation arrangement, the Fund’s actual management fee may be lower than the Fund’s contractual management fee. Based on its review, the Board determined that the Adviser’s proposed fee for the Fund is fair and reasonable.

Profitability and Costs. The Board also considered the estimated impact of the Fund Restructuring on the profitability of the Adviser. In this regard, the Board noted that the proposed sub-advisory fee together with the Adviser’s proposed changes to the Fund’s fee and expense structure are expected to have a negative impact on the Adviser’s overall profitability at the Fund’s current asset levels and at scale. The Adviser advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Sub-Advisory Agreement. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fee and that the fee is the product of negotiations with the Adviser and reflect levels of profitability acceptable to the Adviser and the proposed Sub-Adviser based on the particular circumstances in each case for each of them.

Economies of Scale. The Board also considered whether economies of scale would be realized as the restructured Fund grows larger and the extent to which this is reflected in the proposed sub-advisory fee schedule. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that the proposed sub-advisory fee rate schedule for the Fund includes breakpoints that would reduce the sub-advisory fee rate as Fund assets under the proposed Sub-Adviser’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, the breakpoints in the sub-advisory fee rate schedule may result in savings to the Adviser and not to shareholders. The Board considered these factors, and the relationship they bear to the revised fee and expense structure proposed to be charged to the restructured Fund by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale with the Fund. The Board also considered that the Adviser continues to share economies of scale with the Fund and its shareholders through the revised fee and expense structure described above.

Fall-Out and Other Benefits. The Board also considered possible fall-out benefits and other types of benefits that may accrue to the proposed Sub-Adviser, including the following. The Board recognized that the proposed Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, the Fund and other investment products issued by the Adviser or its affiliates. In addition, the Board noted that the proposed Sub-Adviser may benefit from greater exposure in the marketplace with respect to the proposed Sub-Adviser’s investment process and from expanding its level of assets under management, and the proposed Sub-Adviser may derive benefits from its association with the Adviser. Based on its review, the Board determined that any fall-out benefits and other types of benefits that may accrue to the proposed Sub-Adviser are fair and reasonable.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-310-0416 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.1290Funds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Visit the Funds’ Website: 1290Funds.com

Must be accompanied or preceded by a Prospectus. 1290 Funds are distributed by ALPS Distributors, Inc.	DFS#554202

© 2018 AXA Equitable Life Insurance Company. All rights reserved.

1290 Avenue of the Americas, New York, NY 10104.

AXA Equitable Life Insurance Company

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
June 28, 2018

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
June 28, 2018